As filed with the Securities and Exchange Commission on December 23, 2004

Securities Act File No. 33-80966

Investment Company Act File No. 811-8598

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No	☐

Post-Effective Amendment No. 23	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 24	☒

The Commerce Funds

(Exact Name of Registrant as Specified in Charter)

4900 Sears Tower

Chicago, IL 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

800-995-6365

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: none

The Commerce Funds

Institutional Shares Prospectus

, 2005

The Core Equity Fund

The Growth Fund

The Value Fund

The MidCap Growth Fund

The International Equity Fund

The Asset Allocation Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus.Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Overview of Each Fund

Core Equity	3

Growth	8

Value	13

MidCap Growth	18

International Equity	23

Asset Allocation	29

Bond	36

Short-Term Government	43

National Tax-Free Intermediate Bond	49

Missouri Tax-Free Intermediate Bond	55

Kansas Tax-Free Intermediate Bond	61

Investment Securities and Practices	67

Account Policies and Features	77

Buying Institutional Shares	77

Redeeming Institutional Shares	81

General Policies	84

Tax Information	88

Service Providers	90

The Commerce Funds PAGE 1

The Commerce Funds

What These Funds Are:

These Funds are mutual funds. A mutual fund is a pooled investment that gives you an opportunity to participate in financial markets. Each Fund is professionally managed. Each Fund has stated goals that it attempts to reach. However, as with all mutual funds, none of these Funds can offer guaranteed results. You could lose money in these Funds.

The Commerce Funds consists of eleven investment portfolios, each of which has a separate pool of assets with separate investment objectives and policies. This Prospectus offers Institutional Shares of The Commerce Funds.

The Core Equity Fund

The Growth Fund

The Value Fund

The MidCap Growth Fund

The International Equity Fund

The Asset Allocation Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

What These Funds Are Not:

An investment in any of these Funds is not a bank deposit. Your investment is not insured or guaranteed by the FDIC or any other agency of the government.

PAGE 2 The Commerce Funds

Core Equity Fund

Please see the table on page 67 for more detailed information about the investment practices of the Core Equity Fund and the risks associated with those practices.

Investment Objective

•	Seeks capital appreciation and, secondarily, current income.

Primary Investment Strategies

•	Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in stocks, primarily common stock. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

•	Invests principally in stocks of companies whose valuation and earnings potentials are attractive.

•	Using a combination of quantitative and fundamental analysis, the Fund seeks a blend of companies either selling below fair value or producing strong earnings leading to future capital appreciation.

•	Generally purchases common stock of companies whose characteristics are comparable to those included in the S&P 500 Index (“Index”). The capitalization range of the Index was $ million to $ billion as of December 31, 2004.

                                    [GRAPHIC]
Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

continued

The Commerce Funds PAGE 3

Core Equity Fund (continued)

Core Equity Fund Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Institutional Shares compare to those of a broad-based securities market index. Of course, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The performance of the Fund prior to December 26, 2000 is represented by the performance of the Personal Stock Fund (the “Common Trust Fund”), the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines and investment limitations as the Fund. However, the Common Trust Fund was not registered under the Investment Company Act of 1940 (the “Act”) and therefore was not subject to certain investment restrictions imposed by the Act. If the Common Trust Fund had been registered under the Act, the performance shown for the period prior to December 26, 2000 may have been adversely affected. The total return calculations in the bar chart and table for the period prior to December 26, 2000 have been restated to include the expenses of the Institutional Class but do not include waived fees or reimbursed expenses. The total return calculations in the bar chart and table for the period after December 26, 2000 reflect expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q4 ‘98 +24.81% Worst Quarter* Q3 ’02 –15.74%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

PAGE 4 The Commerce Funds

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years		10 Years
Returns Before Taxes	%	%		%
Returns After Taxes on Distributions	%	N/A	**	N/A	**
Returns After Taxes on Distributions and Sale of Shares	%	N/A	**	N/A	**
S&P 500® Index*	%	%		%

*	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Index of 500 stocks, an unmanaged index of common stock prices and is a widely recognized common measure of the overall U.S. stock market. The Index figures do not reflect any deduction for fees, taxes or expenses.
**	After tax-return information not available for the Fund prior to registration.

continued

The Commerce Funds PAGE 5

Core Equity Fund (continued)

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Core Equity Fund Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1)
(expenses deducted from Fund assets)
Management Fees		0.75%
Other Expenses
Shareholder Servicing Fees (2)	0.06%
Other Operating Expenses	0.25%
Total Other Expenses		0.31%

Total Annual Fund Operating Expenses (3)		1.06%
Less: Fee Waiver (4)		0.02%

Net Annual Fund Operating Expenses		1.04%

(1)	The Fund’s annual operating expenses are based on actual expenses.
(2)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(3)	The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the Core Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.13% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(4)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$335	$583	$1,292

PAGE 6 The Commerce Funds

Core Equity Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31			12/26/2000(d) through 10/31/2001
Institutional Shares	2004	2003	2002
Net asset value, beginning of period		$12.57	$14.70	$18.00

Income (loss) from investment operations:
Net investment income(b)		0.09	0.10	0.04
Net realized and unrealized gain (loss)		1.89	(2.14)	(3.29)

Total from investment operations		1.98	(2.04)	(3.25)

Distributions to shareholders:
From net investment income		(0.09)	(0.09)	(0.04)
In excess of net investment income		—	—	(0.01)
From net realized gains		—	— (e)	—

Total distributions		$(0.09)	$(0.09)	$(0.05)

Net asset value, end of year		$14.46	$12.57	$14.70

Total return(a)		15.83%	(13.90)%	(18.13)%
Net assets at end of period (in 000’s)		$262,935	$243,569	$295,532
Ratio of net expenses to average net assets		1.04%	0.98%	1.01% (c)
Ratio of net investment income to average net assets		0.71%	0.68%	0.31% (c)
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.06%	1.00%	1.03% (c)
Ratio of net investment income to average net assets		0.69%	0.66%	0.29% (c)
Portfolio turnover rate		43%	23%	32%

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Annualized.
(d)	Commencement of operations.
(e)	Amount is less than $0.005 per share.

The Commerce Funds PAGE 7

Growth Fund

Please see the table on page 67 for more detailed information about the investment practices of the Growth Fund and the risks associated with those practices.

Investment Objective

•	Seeks capital appreciation.

Primary Investment Strategies

•	Under normal market conditions, invests at least 65% of its total assets in stocks, primarily common stock.

•	Using a combination of quantitative and fundamental analysis, the Fund invests principally in stocks of companies that show above-average growth in earnings. The Fund’s Adviser believes that investing in companies with strong earnings growth will lead to future capital appreciation.

•	Generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Growth Index (“Index”). The capitalization range of the Index was $ million to $ billion as of December 31, 2004.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

PAGE 8 The Commerce Funds

Growth Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q4 ‘98 +25.02% Worst Quarter* Q3 ‘01 –18.67%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 9

Growth Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	10 Years
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Russell 1000® Growth Index*	%	%	%

*	The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

PAGE 10 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Growth Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
Management Fees		0.75%
Other Expenses
Shareholder Servicing Fees (2)	0.10%
Other Operating Expenses	0.29%
Total Other Expenses		0.39%

Total Annual Fund Operating Expenses (3)		1.14%
Less: Fee Waiver and Expense Reimbursement (3)(4)		0.02%

Net Annual Operating Expenses		1.12%

(1)	The Fund’s annual operating expenses are based on actual expenses.
(2)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2005, to 1.13% of the Fund’s average daily net assets.
(4)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$360	$626	$1,384

continued

The Commerce Funds PAGE 11

Growth Fund (continued)

Growth Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Institutional Shares	2004	2003		2002		2001		2000
Net asset value, beginning of year		$17.52		$20.03		$38.33		$38.24

Income (loss) from investment operations:
Net investment loss		(0.04	)(b)	(0.07	)(b)	(0.10	)(b)	(0.14	)(b)
Net realized and unrealized gain (loss)		3.02		(2.44)		(10.93)		4.17

Total from investment operations		2.98		(2.51)		(11.03)		4.03

Distributions to shareholders:
From net investment income		—		—		—		—
From net realized gains		—		—		(7.27)		(3.94)

Total distributions		—		—		(7.27)		(3.94)

Net asset value, end of year		$20.50		$17.52		$20.03		$38.33

Total return(a)		17.01%		(12.53)%		(33.85)%		10.88%
Net assets at end of year (in 000’s)		$204,539		173,077		$219,622		$385,676
Ratio of net expenses to average net assets		1.12%		1.12%		1.11%		1.06%
Ratio of net investment income (loss) to average net assets		(0.24)%		(0.33)%		(0.39)%		(0.37)%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.14%		1.14%		1.13%		1.07%
Ratio of net investment income (loss) to average net assets		(0.26)%		(0.35)%		(0.41)%		(0.36)%
Portfolio turnover rate		60%		53%		47%		50%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

PAGE 12 The Commerce Funds

Value Fund

Please see the table on page 67 for more detailed information about the investment practices of the Value Fund and the risks associated with those practices.

                                    [GRAPHIC]
Investment Objective

•	Seeks capital appreciation and, secondarily, current income.

Primary Investment Strategies

•	Under normal market conditions, invests at least 65% of its total assets in stocks, primarily common stock.

•	Using a combination of quantitative and fundamental analysis, the Fund invests principally in stock of companies that are selling below fair market value compared to their future potential. The Fund seeks a higher return than the Russell 1000 Value Index (“Index”) over time as the stocks it purchases rise in price to more normal valuations. The Fund utilizes a broadly diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income.

•	Generally purchases common stock of companies whose characteristics are comparable to those included in the Index. The capitalization range of the Index was $ million to $ billion as of December 31, 2004.

                                    [GRAPHIC]
Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

continued

The Commerce Funds PAGE 13

Value Fund (continued)

                                    [GRAPHIC]
Value Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q2 03 +14.03% Worst Quarter* Q3 ‘98 –19.74%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

PAGE 14 The Commerce Funds

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains tax resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	Since Inception (3/3/97)
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Russell 1000® Value Index*	%	%	%

*	The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

continued

The Commerce Funds PAGE 15

Value Fund (continued)

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Value Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
Management Fees		0.75%
Other Expenses
Shareholder Servicing Fees (2)	0.06%
Other Operating Expenses	0.33%
Total Other Expenses		0.39%

Total Annual Fund Operating Expenses (3)		1.14%
Less: Fee Waiver (4)		0.02%

Net Annual Fund Operating Expenses		1.12%

(1)	The Fund’s annual operating expenses are based on actual expenses.
(2)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(3)	The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the Value Fund to maintain Total Annual Fund Operating Expenses of not more than 1.20% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(4)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$360	$626	$1,384

PAGE 16 The Commerce Funds

Value Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Institutional Shares	2004	2003	2002	2001	2000
Net asset value, beginning of year		$18.07	$21.05	$24.88	$21.40

Income from investment operations:
Net investment income		0.25 (b)	0.24 (b)	0.21 (b)	0.18 (b)
Net realized and unrealized gain (loss)		2.84	(2.99)	(2.91)	3.45

Total from investment operations		3.09	(2.75)	(2.70)	3.63

Distributions to shareholders:
From net investment income		(0.24)	(0.23)	(0.21)	(0.15)
From net realized gains		—	—	(0.92)	—

Total distributions		(0.24)	(0.23)	(1.13)	(0.15)

Net asset value, end of year		$20.92	$18.07	$21.05	$24.88

Total return(a)		17.29%	(13.18)%	(11.16)%	17.06%
Net assets at end of year (in 000’s)		$122,881	$102,049	$110,155	$95,765
Ratio of net expenses to average net assets		1.12%	1.06%	1.08%	1.13%
Ratio of net investment income to average net assets		1.31%	1.15%	0.91%	0.78%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.14%	1.08%	1.10%	1.14%
Ratio of net investment income to average net assets		1.29%	1.13%	0.89%	0.77%
Portfolio turnover rate		76%	72%	65%	88%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

The Commerce Funds PAGE 17

MidCap Growth Fund

Please see the table on page 67 for more detailed information about the investment practices of the MidCap Growth Fund and the risks associated with those practices.

Investment Objective

•	Seeks capital appreciation.

Primary Investment Strategies

•	Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in mid-cap issuers. These issuers will have public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Growth Index (“Index”) at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Index was $ million to $ billion as of December 31, 2004.

•	Using a combination of quantitative and fundamental analysis, the Fund invests principally in stocks of companies that show the potential for above-average earnings growth. The Fund seeks capital appreciation by investing in companies that exhibit high rates of profitability, earnings growth and corporate reinvestment.

•	The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by this Fund may not perform as well as other types of stocks.

Mid-Cap and Small-Cap Risk:  Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, this Fund’s net asset value may be subject to rapid and substantial changes.

PAGE 18 The Commerce Funds

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Portfolio Turnover Risk:  The Fund may buy and sell investments relatively often which could hinder performance due to higher expenses and increased taxes realized by the portfolio.

MidCap Growth Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q4 ‘01 +24.41% Worst Quarter* Q3 ‘01 –30.20%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 19

MidCap Growth Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	10 Years
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Russell Midcap® Growth Index*	%	%	%

*	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses. Inception date of the Index return is 1/1/95 as daily value was unavailable at 12/12/94.

PAGE 20 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	MidCap Growth Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
Management Fees		0.75%
Other Expenses
Shareholder Servicing Fees (2)	0.08%
Other Operating Expenses	0.41%
Total Other Expenses		0.49%

Total Annual Fund Operating Expenses		1.24%
Less: Fee Waiver (3)		0.02%

Net Annual Fund Operating Expenses		1.22%

(1)	The Fund’s annual operating expenses are based on actual expenses.
(2)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(3)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$391	$679	$1,498

continued

The Commerce Funds PAGE 21

MidCap Growth Fund (continued)

MidCap Growth Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Institutional Shares	2004	2003	2002	2001	2000
Net asset value, beginning of year		$18.44	$21.37	$43.62	$40.07

Income from investment operations:
Net investment loss(b)		(0.14)	(0.20)	(0.25)	(0.34)
Net realized and unrealized gain (loss)		5.31	(2.73)	(17.57)	9.91

Total from investment operations		5.17	(2.93)	(17.82)	9.57

Distributions to shareholders:
From net realized gains		—	—	(4.43)	(6.02)

Net asset value, end of year		$23.61	$18.44	$21.37	$43.62

Total return(a)		28.04%	(13.71)%	(44.12)%	26.19%
Net assets at end of year (in 000’s)		$78,744	$65,005	$91,567	$187,070
Ratio of net expenses to average net assets		1.22%	1.21%	1.14%	1.14%
Ratio of net investment loss to average net assets		(0.70)%	(0.91)%	(0.88)%	(0.80)%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.24%	1.23%	1.16%	1.15%
Ratio of net investment loss to average net assets		(0.72)%	(0.93)%	(0.90)%	(0.79)%
Portfolio turnover rate		89%	93%	124%	112%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

PAGE 22 The Commerce Funds

International Equity Fund

Please see the table on page 67 for more detailed information about the investment practices of the International Equity Fund and the risks associated with those practices.

Investment Objective

•	Seeks total return with an emphasis on capital growth.

Primary Investment Strategies

•	Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of common stocks in established companies that conduct their principal activities or are located outside the United States or whose securities are traded in foreign markets. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

•	The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of Western Europe and the Far East. However, the Fund may emphasize investments in any particular region or regions from time to time when the growth potential is attractive. The Fund will invest in emerging markets, such as Latin America, on an opportunistic basis.

•	The Fund focuses on purchasing securities of large and, to a lesser extent, medium-sized companies, although stocks may be purchased without regard to a company’s market capitalization. Stocks of medium-sized companies will be purchased on an opportunistic basis.

•	The Fund focuses on investing in stocks that are underpriced on an absolute and peer relative basis. The Fund favors companies with one or more of the following characteristics: leading market positions; attractive business niche; strong franchise or natural monopoly; technological leadership or proprietary advantages; seasoned management; earnings growth and cash flow sufficient to support growing dividends; and healthy balance sheets with relatively low debt.

•	While investing with an awareness of the global economic backdrop and the outlook for individual countries, the Fund focuses on bottom-up stock selection. Country allocation is driven by stock selection, though the Fund may limit investments in markets that lack economic or political stability.

continued

The Commerce Funds PAGE 23

International Equity Fund (continued)

•	May invest freely in securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. International funds, in general, have volatile net asset values. The Fund may not be an appropriate investment if you cannot bear financially the loss of at least a significant portion of your investment.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the various international equity markets.

Management Risk:  A strategy used by the Sub-Adviser may fail to produce the intended results. The Sub-Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance in rising markets.

Currency Risk:  This risk refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund’s holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are unpredictable and it is not possible to hedge effectively the currency risks of many developing countries.

Foreign Risk:  Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries or changes in the value of foreign currency can make it harder for the Fund to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Also, the costs of investing abroad are usually higher than those of investing within the United States. Investments outside the United States could be subject to governmental actions, such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of high taxes. If the Fund has invested a higher percentage of its total assets in a particular region, changes affecting that region may have a significant impact on the Fund’s overall portfolio.

Emerging Market Risk:  To the extent that the Fund has investments in emerging market countries, it will potentially be subject to abrupt and severe price declines. Investments in these countries are much riskier than those in mature countries. Fund performance will likely be negatively affected by, among other things, portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.

PAGE 24 The Commerce Funds

Mid-Cap Risk:  Investing in securities of mid-sized companies may be riskier than investing in larger, more established companies. Mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

International Equity Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q4 ‘99 +22.77% Worst Quarter* Q3 ‘02 –21.44%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 25

International Equity Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	10 Years
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
MSCI® EAFE® Index*	%	%	%

*	The unmanaged MSCI® EAFE® Index (unhedged) is a market capitalization-weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The Index figures do not reflect any deduction for fees, taxes or expenses. Inception date of the Index return is 1/1/95 as daily value was unavailable at 12/12/94.

PAGE 26 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	International Equity Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees (1)		2.00%
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees (3)		1.50%
Other Expenses
Shareholder Servicing Fees (4)	0.06%
Other Operating Expenses	0.42%
Total Other Expenses		0.48%

Total Annual Fund Operating Expenses (5)		1.98%
Less: Fee Waivers (3)(6)		0.73%

Net Annual Fund Operating Expenses		1.25%

(1)	A redemption fee of 2.00% may be assessed on the proceeds of a redemption or exchange made within 30 days of the date of purchase. For more information on the redemption fee see “What Are My Options For Changing My Investment Within The Commerce Funds?”, “Redeeming Institutional Shares” and “General Policies.”
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	The Adviser has contractually agreed to waive a portion of its management fees, at least until October 31, 2005. As a result of this fee waiver, Management Fees will be approximately 0.79% of average daily net assets.
(4)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(5)	The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the International Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.72% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(6)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$551	$1,000	$2,248

continued

The Commerce Funds PAGE 27

International Equity Fund (continued)

International Equity Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Institutional Shares	2004	2003	2002	2001	2000
Net asset value, beginning of year		$14.61	$16.99	$26.46	$27.39

Income from investment operations:
Net investment income (loss)		0.23 (b)	0.06 (b)	— (b)	(0.01	)(b)
Net realized and unrealized gain (loss)		2.08	(2.44)	(6.84)	0.43

Total from investment operations		2.31	(2.38)	(6.84)	0.42

Distributions to shareholders:
From net investment income		(0.06)	—	—	(0.06)
From net realized gains		—	—	(2.63)	(1.29)

Total distributions		(0.06)	—	(2.63)	(1.35)

Net asset value, end of year		$16.86	$14.61	$16.99	$26.46

Total return(a)		15.87%	(14.01)%	(28.40)%	1.24%
Net assets at end of year (in 000’s)		$147,956	$112,347	$108,206	$166,063
Ratio of net expenses to average net assets		1.25%	1.55%	1.47%	1.35%
Ratio of net investment income (loss) to average net assets		1.52%	0.38%	(0.01)%	(0.05)%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.98%	2.18%	2.05%	1.92%
Ratio of net investment loss to average net assets		0.79%	(0.25)%	(0.59)%	(0.60)%
Portfolio turnover rate		24%	98%	33%	47%

(a)	Assumes investment of the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no redemption charges. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

PAGE 28 The Commerce Funds

Asset Allocation Fund

Please see the table on page 67 for more detailed information about the investment practices of the Asset Allocation Fund and the risks associated with those practices.

Investment Objective

•	Seeks total return through capital appreciation and current income. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Primary Investment Strategies

•	Asset allocation is the practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage. The Fund seeks to achieve its investment objective by investing in a combination of underlying funds for which the Adviser now or in the future acts as investment adviser. The Fund may also invest in other unaffiliated underlying funds. All the underlying funds together are referred to below as the “Underlying Funds.”

•	The Fund is weighted to stock fund investments (the “Underlying Equity Funds”), while adding a sufficient amount of bond fund investments (the “Underlying Fixed-Income Funds”) to add diversification, enhance income and reduce volatility. Under normal market conditions, approximately 60% of the Fund’s total assets will be allocated among Underlying Equity Funds and approximately 40% will be allocated to Underlying Fixed-Income Funds.

•	The Adviser expects that the Fund will invest a relatively significant percentage of its equity allocation in the Commerce Growth Fund and Commerce Value Fund and will invest a smaller percentage in the Commerce MidCap Growth Fund and the Commerce International Equity Fund. It is expected that the fixed-income portion will be invested in the Commerce Bond Fund. Generally, the Fund does not intend to invest over 15% of the Fund’s total assets in a non-affiliated fund.

•	For a description of the Underlying Commerce Funds, please refer to the relevant sections of this Prospectus.

continued

The Commerce Funds PAGE 29

Asset Allocation Fund (continued)

The Fund seeks to achieve its investment objective by investing within specified equity and fixed-income ranges among the Underlying Funds. The table below illustrates the current Underlying Equity/Fixed-Income Fund allocation targets:

Equity/Fixed-Income Target (Percentage of the Fund’s Total Assets)

Allocation of Fund’s Assets	Target	Range
Equity	60%	42-75%
Fixed-Income	40%	25-58%

The Fund will invest in particular Underlying Funds based on various criteria. Among other things, the Adviser’s Investment Policy Team will analyze the Underlying Funds’ respective investment styles, investment objectives, policies and investment strategies in order to determine which affiliated Underlying Funds, in combination with other non-affiliated Underlying Funds, are appropriate. This analysis is conducted as part of the Team’s formal review of market conditions and incorporates an analysis of expected returns of the different asset classes.

The Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying Funds in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds within the percentage targets described above.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED-INCOME TARGETS AND RANGES AND THE INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL.

If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

Primary Risks of Investing in the Fund

Allocation Risk:  While the Fund can invest in any or all of the Underlying Funds, it is expected that the Fund will normally invest in only some of the Underlying Funds at any particular time. The Fund’s investment in any one of the Underlying Funds may, and in some cases is expected to, exceed 25% of the Fund’s total assets.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. While the Fund offers a greater level of diversification than many other types of mutual funds, a single fund may not provide a complete investment program for an investor. There can be no assurance that the Fund will achieve its investment objective.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Underlying Funds to fluctuate. The Fund’s net asset value may fluctuate with movements in the equity market.

PAGE 30 The Commerce Funds

Management Risk:  A strategy used by the Adviser may fail to produce the intended results. A strategy used by the adviser to invest in one or more of the Underlying Funds may fail to produce the intended results.

Investing in the Underlying Funds:  The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser. The value of the Underlying Funds’ investments, and the net asset values of the shares of both the Fund and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objectives of the Underlying Funds will be achieved.

Investments of the Underlying Funds:  Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. The Fund may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Fund may also invest in Underlying Funds that invest in mid and small capitalization stocks, which may be riskier than investing in larger, more established companies. The Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit risk, interest rate risk and maturity risk. Credit risk is the risk that an issuer may default on its payment obligations. Interest rate risk is the risk that the market value of fixed-income securities can go up when interest rates go down and go down when interest rates go up. Maturity risk is the risk that an Underlying Fund will not necessarily hold its securities to maturity, which could result in a loss of principal. The Underlying Funds will also be subject to call risk (the risk that when interest rates decline an issuer may exercise a right to pay principal on an obligation earlier than expected) and extension risk (the risk that when interest rates rise an issuer may exercise a right to pay principal on an obligation later than expected). The Fund may invest in Underlying Funds that invest in asset-backed securities, which may involve a greater chance of default during periods of economic downturn than other securities and may be less liquid and more difficult to value and liquidate.

Expenses:  You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Additional Investments of the Underlying Funds:  The Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and

continued

The Commerce Funds PAGE 31

Asset Allocation Fund (continued)

payment-in-kind bonds; purchase securities issued by real estate investment trusts (“REITs”) and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices.

Affiliated Persons:  In managing the Fund, the Adviser will have the authority to select and substitute Underlying Funds. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing certain of the Underlying Funds. The Trustees and officers of The Commerce Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.

Asset Allocation Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q2 ‘03 9.33% Worst Quarter* Q1 ‘03 –2.15%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

PAGE 32 The Commerce Funds

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	Since Inception (9/27/02)
Returns Before Taxes	%	%
Returns After Taxes on Distributions	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%
Russell 1000 Index*	%	%
Asset Allocation Composite Index (current)**	%	%
Asset Allocation Composite Index (prior)**	%	%

*	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index based on market capitalization. The Index figures do not reflect any deduction for fees, taxes or expenses.
**	The Asset Allocation Composite Index (“Composite Index”) is a hypothetical representation prepared by the Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Composite Index (prior) was comprised of the Russell 1000 Index (48%), the Lehman Brothers Aggregate Bond Index (40%) and MSCI EAFE Index (12%). The weighting of the index has been revised to more closely track the Fund’s investment strategy so that the Composite Index (current) is comprised of the Russell 1000 Index (50%), the Lehman Brothers Aggregate Bond Index (40%) and MSCI EAFE Index (10%). The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The MSCI EAFE Index (unhedged) is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The Composite Index figures to not reflect any deduction for fees, taxes or expenses.

continued

The Commerce Funds PAGE 33

Asset Allocation Fund (continued)

Fees and Expenses

The following information shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Asset Allocation Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1)
(expenses deducted from Fund assets)
Management Fees (for asset allocation) (2)		0.20%
Other Expenses
Shareholder Servicing Fees (3)	0.14%
Other Operating Expenses	1.05%
Total Other Expenses		1.19%

Total Annual Fund Operating Expenses (4)		1.39%
Less: Fee Waivers and Reimbursements (2)(4)(5)		1.04%

Net Annual Fund Operating Expenses		0.35%

(1)	The Fund’s annual operating expenses have been restated to reflect amounts expected to be incurred for the current fiscal year.
(2)	The Adviser has contractually agreed to waive its entire management fee, at least until October 31, 2005.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(4)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses and Underlying Fund expenses, at least until October 31, 2005, to 0.35% of the Fund’s average daily net assets.
(5)	The Administrator has contractually agreed to waive the administration fee to 0.08% of the average daily net assets, at least until October 31, 2005.

Underlying Fund Fees

(fees paid indirectly from your investment)

Fees of the Underlying Funds are reflected in the Underlying Funds’ performance, and thus indirectly in Fund performance. These fees are approximately 0.98% of the Asset Allocation Fund’s average net assets based on current allocation targets, and may fluctuate.

PAGE 34 The Commerce Funds

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. In addition, the Underlying Fund fees of 0.98% are included. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$641	$1,173	$2,631

Asset Allocation Fund Financial Highlights

The following table describes the Fund’s performance for the period indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during the time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31		9/27/02(e) through 10/31/02
Institutional Shares	2004	2003
Net asset value, beginning of period		$18.48	$18.00

Income from investment operations:
Net investment income(b)		0.39	0.03
Net realized and unrealized gain		1.94	0.45

Total from investment operations		2.33	0.48

Distributions to shareholders:
From net investment income		(0.37)	—
From net realized gains		(0.02)	—

Total distributions		(0.39)	—

Net asset value, end of period		$20.42	$18.48

Total return(a)		12.72%	2.67%
Net assets at end of period (in 000’s)		$20,801	$18,234
Ratio of net expenses to average net assets(d)		0.35%	0.35%	(c)
Ratio of net investment income to average net assets		2.07%	2.80%	(c)
Ratios assuming no expense reductions:
Ratio of expenses to average net assets(d)		2.29%	81.34%	(c)
Ratio of net investment loss to average net assets		0.13%	(78.19)%	(c)
Portfolio turnover rate		47%	—

(a)	Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Annualized.
(d)	Expense ratios exclude expenses of the Underlying Funds.
(e)	Commencement of operations.

The Commerce Funds PAGE 35

Bond Fund

Duration is a linear measure of interest rate risk. For example, a portfolio with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 2%. A portfolio with a duration of 4 years would be twice as volatile as a portfolio with a duration of 2 years.

Please see the table on page 67 for more detailed information about the investment practices of the Bond Fund and the risks associated with those practices.

Investment Objective

•	Seeks total return through current income and, secondarily, capital appreciation.

Primary Investment Strategies

•	Security Types: Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in bonds. In seeking current income and capital appreciation, the Fund invests in a diversified portfolio of investment-grade corporate debt obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy. The Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities.

•	Credit Quality: Invests at least 65% of its total assets in bonds rated at the time of purchase A– or better by one of the four major ratings services or considered by the Adviser to be of equivalent quality.

•	The market-weighted average credit rating of the Fund’s entire portfolio will be AA–/Aa3 or better.

•	Maturity Distribution: To achieve capital appreciation, the Fund’s average effective duration will be within 30% of the Lehman Brothers Aggregate Bond Index (“Index”), although the Fund has no restriction on the maximum or minimum duration of any individual security it holds. For example, if the duration of the Index were 4.5 years, the Fund’s assets would have a duration of between 3.15 years and 5.85 years. The duration of the Fund was years as of December 31, 2004.

Primary Risks of Investing in the Fund

U.S. Government Securities Risk:  U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association

PAGE 36 The Commerce Funds

(“GNMA”)), (ii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association (“FNMA”)), or (iii) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation (“FHLMC”)). Although many U.S. Government securities purchased by the Fund, such as those issued by the FNMA, FHLMC and the Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and therefore are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Mortgage-Backed Risk:  Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities in which the Fund may invest include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) and FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). As stated under “U.S. Government Securities Risk,” unlike Ginnie Maes, Fannie Maes and Freddie Macs are not backed by or entitled to the full faith and credit of the United States.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.

Interest Rate Risk:  Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund’s share price will go up or down in response to interest rate changes.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond’s credit rating could be downgraded. The Fund could lose money in either of these instances. The Fund may invest up to 35% of its net assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher-rated obligations.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Maturity Risk:  The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Asset-Backed Risk:  Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater risk of default during periods of economic downturn

continued

The Commerce Funds PAGE 37

Bond Fund (continued)

than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Extension Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities.

Prepayment Risk:  Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

PAGE 38 The Commerce Funds

Bond Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q2 ‘95 +6.80% Worst Quarter* Q1 ‘96 –2.48%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 39

Bond Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	10 Years
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Lehman Brothers Aggregate Bond Index*	%	%	%

*	The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect any deduction for fees, taxes or expenses.

PAGE 40 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Bond Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
Management Fees		0.50%
Other Expenses
Shareholder Servicing Fees (2)	0.05%
Other Operating Expenses	0.26%
Total Other Expenses		0.31%

Total Annual Fund Operating Expenses (3)		0.81%
Less: Fee Waiver (4)		0.02%

Net Annual Fund Operating Expenses		0.79%

(1)	The Fund’s annual operating expenses are based on actual expenses.
(2)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(3)	The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the Bond Fund to maintain Total Annual Fund Operating Expenses of not more than 0.88% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(4)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$257	$448	$1,000

continued

The Commerce Funds PAGE 41

Bond Fund (continued)

                                    [GRAPHIC]
Bond Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Institutional Shares	2004	2003	2002		2001	2000
Net asset value, beginning of year		$19.09	$19.71		$18.33	$18.57

Income from investment operations:
Net investment income		0.94 (b)	1.07	(b)(c)	1.17 (b)	1.16 (b)
Net realized and unrealized gain (loss)		(0.24)	(0.57	)(c)	1.44	(0.17)

Total from investment operations		0.70	0.50		2.61	0.99

Distributions to shareholders:
From net investment income		(1.06)	(1.12)		(1.21)	(1.19)
In excess of net investment income		—	—		(0.02)	—
From net realized gains		—	—		—	(0.04)

Total distributions		(1.06)	(1.12)		(1.23)	(1.23)

Net asset value, end of year		$18.73	$19.09		$19.71	$18.33

Total return(a)		3.71%	2.69%		14.70%	5.59%
Net assets at end of year (in 000’s)		$650,903	$728,021		$744,329	$325,732
Ratio of net expenses to average net assets		0.79%	0.72%		0.73%	0.81%
Ratio of net investment income to average net assets		4.97%	5.59%	(c)	6.12%	6.38%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		0.81%	0.74%		0.75%	0.81%
Ratio of net investment income to average net assets		4.95%	5.57%	(c)	6.10%	6.38%
Portfolio turnover rate		26%	34%		30%	26%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestments of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.26%. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

PAGE 42 The Commerce Funds

Short-Term Government Fund

Please see the table on page 67 for more detailed information about the investment practices of the Short-Term Government Fund and the risks associated with those practices.

Investment Objective

•	Seeks current income consistent with preservation of principal.

Primary Investment Strategies

The Fund employs the following strategies in an effort to achieve current income and principal preservation:

•	Security Types: Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds) and government mortgage-backed securities (pools of mortgage loans sold to investors by various governmental agencies). The Fund may also purchase other mortgage-backed securities, which are sold by private issuers. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

•	The market-weighted average credit rating of the Fund’s entire portfolio is expected to be Aa3 or better.

•	Maturity Distribution: Emphasizes purchasing short-term bonds. The Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities that have average lives or remaining maturities of five years or less.

•	Actively manages maturities to take advantage of changes in interest rates. The dollar-weighted average maturity of the Fund’s investments will not exceed three years.

Primary Risks of Investing in the Fund

U.S. Government Securities Risk:  Most of the securities in which the Fund invests are not backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities,

continued

The Commerce Funds PAGE 43

Short-Term Government Fund (continued)

instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association (“GNMA”)), (ii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association (“FNMA”)), or (iii) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation (“FHLMC”)). Although many U.S. Government securities purchased by the Fund, such as those issued by the FNMA, FHLMC and the Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and therefore are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Mortgage-Backed Risk:  Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities in which the Fund may invest include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), FNMA guaranteed Mortgage-Pass Through Certificates (also known as “Fannie Macs) and FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). As stated under “U.S. Government Securities Risk,” unlike Ginnie Maes, Fannie Maes and Freddie Macs are not backed by or entitled to the full faith and credit of the United States.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.

Interest Rate Risk:  Generally, the market value of fixed-income securities in the Fund can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund’s share price will go up or down in response to interest rate changes.

Credit Risk:  An issuer of fixed-income securities could default on its obligation to pay interest and repay principal. A bond’s credit rating could be downgraded. A Fund could lose money in either of these instances.

Management Risk:  A strategy used by the Adviser could fail to produce the intended results.

Maturity Risk:  The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

PAGE 44 The Commerce Funds

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Extension Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities.

Prepayment Risk:  Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Short-Term Government Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q2 ‘95 +4.13% Worst Quarter* Q1 ‘96 –0.42%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 45

Short-Term Government Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	10 Years
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Citigroup 1-5 Year
Treasury/Government Sponsored Index*	%	%	%

*	The Citigroup 1-5 Year Treasury/Government Sponsored Index, formerly known as the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index, is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

PAGE 46 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Short-Term Government Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
Management Fees		0.50%
Other Expenses
Shareholder Servicing Fees (2)	0.06%
Other Operating Expenses	0.25%
Total Other Expenses		0.31%

Total Annual Fund Operating Expenses (3)		0.81%
Less: Fee Waiver and Expense Reimbursement (3)(4)		0.13%

Net Annual Fund Operating Expenses		0.68%

(1)	The Fund’s annual operating expenses are based on actual expenses.
(2)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2005, to 0.68% of the Fund’s average daily net assets.
(4)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$246	$437	$990

continued

The Commerce Funds PAGE 47

Short-Term Government Fund (continued)

Short-Term Government Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Institutional Shares	2004	2003	2002		2001	2000
Net asset value, beginning of year		$19.04	$19.20		$18.10	$18.06

Income from investment operations:
Net investment income		0.51 (b)	0.83	(b)(c)	1.03 (b)	1.03 (b)
Net realized and unrealized gain (loss)		(0.22)	(0.05	)(c)	1.10	0.04

Total from investment operations		0.29	0.78		2.13	1.07

Distributions to shareholders:
From net investment income		(0.80)	(0.94)		(1.03)	(1.03)
From net realized gains		—	—		—	—

Total distributions		(0.80)	(0.94)		(1.03)	(1.03)

Net asset value, end of year		$18.53	$19.04		$19.20	$18.10

Total return(a)		1.52%	4.21%		12.07%	6.15%
Net assets at end of year (in 000’s)		$259,936	$184,246		$117,813	$81,484
Ratio of net expenses to average net assets		0.68%	0.68%		0.68%	0.68%
Ratio of net investment income to average net assets		2.73%	4.41%	(c)	5.54%	5.72%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		0.81%	0.82%		0.89%	0.92%
Ratio of net investment income to average net assets		2.60%	4.27%	(c)	5.33%	5.48%
Portfolio turnover rate		34%	15%		40%	39%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.09, increase net realized and unrealized gains and losses per share by $0.09, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.46%. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

PAGE 48 The Commerce Funds

National Tax-Free Intermediate Bond Fund

Duration is a linear measure of interest rate risk. For example, a portfolio with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 2%. A portfolio with a duration of 4 years would be twice as volatile as a portfolio with a duration of 2 years.

Please see the table on page 67 for more detailed information about the investment practices of the National Tax-Free Intermediate Bond Fund and the risks associated with those practices.

Investment Objective

•	Seeks current income exempt from federal income tax as is consistent with the preservation of capital.

Primary Investment Strategies

The Fund employs the following strategies in an effort to achieve current income and capital preservation:

•	Security Types: Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes, (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Fund’s 80% investment strategy is fundamental—meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.

•	Up to 20% of the Fund’s net assets may be invested in municipal bonds that are not exempt from regular federal income tax or federal alternative minimum taxes.

•	Credit Quality: The market-weighted average credit rating of the Fund’s entire portfolio will be AA– or better. The lowest rated security in which the Fund may invest is BBB. The Fund may invest up to 10% of its total assets in unrated securities that the Adviser deems to be of comparable quality to investment grade securities at the time of purchase.

•	Maturity Distribution: The Fund actively manages maturities to take advantage of changes in interest rates. The average dollar-weighted effective maturity of the Fund’s portfolio securities will be three to ten years, under normal market conditions.

•	The average effective duration of the Fund will be within 30% of the duration of the Lehman 3-15 Year Blend Index (“Index”), although the Fund has no restriction as to the

continued

The Commerce Funds PAGE 49

National Tax-Free Intermediate Bond Fund (continued)

maximum or minimum duration of any individual security it holds. For example, if the duration of the Index were 6.0 years, the Fund’s assets would have a duration of between 4.20 years and 7.80 years. The duration of the Index was          years as of December 31, 2004.

•	The Fund strives to minimize net realized capital gains.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.

Maturity Risk:  The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Interest Rate Risk:  Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond’s credit rating could be downgraded. The Fund could lose money in either of these instances.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those market sectors can affect municipal bond prices. Changes in the condition of a municipal issuer can affect the overall municipal bond market as well.

Tax Risk:  A fund that invests in municipal bonds may be more adversely impacted by changes in tax rates and policies than other funds.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

PAGE 50 The Commerce Funds

National Tax-Free Intermediate Bond Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q3 ‘02 +4.35% Worst Quarter* Q2 ‘99 –1.68%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 51

National Tax-Free Intermediate Bond Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	Since Inception (2/21/95)
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Lehman 3-15 Year Blend Index*	%	%	%

*	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses. Inception date of the Index return is 3/1/95 as daily value was unavailable at 2/21/95.

PAGE 52 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	National Tax-Free Intermediate Bond Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
Management Fees		0.50%
Other Expenses
Shareholder Servicing Fees (2)	0.05%
Other Operating Expenses	0.27%
Total Other Expenses		0.32%

Total Annual Fund Operating Expenses (3)		0.82%
Less: Fee Waiver and Expense Reimbursement (3)(4)		0.12%

Net Annual Fund Operating Expenses		0.70%

(1)	The Fund’s annual operating expenses are based on actual expenses.
(2)	Represents shareholder servicing fees of up to 25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2005, to 0.70% of the Fund’s average daily net assets.
(4)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$250	$443	$1,002

continued

The Commerce Funds PAGE 53

National Tax-Free Intermediate Bond Fund (continued)

National Tax-Free Intermediate Bond Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Institutional Shares	2004	2003	2002		2001	2000
Net asset value, beginning of year		$19.68	$19.69		$18.73	$18.24

Income from investment operations:
Net investment income		0.73 (b)	0.76	(b)(c)	0.81 (b)	0.78 (b)
Net realized and unrealized gain (loss)		0.22	0.24	(c)	0.96	0.51

Total from investment operations		0.95	1.00		1.77	1.29

Distributions to shareholders:
From net investment income		(0.73)	(0.76)		(0.81)	(0.79)
From net realized gains		(0.16)	(0.25)		—	(0.01)

Total distributions		(0.89)	(1.01)		(0.81)	(0.80)

Net asset value, end of year		$19.74	$19.68		$19.69	$18.73

Total return(a)		4.88%	5.30%		9.62%	7.17%
Net assets at end of year (in 000’s)		$175,427	174,059		$180,437	$40,753
Ratio of net expenses to average net assets		0.70%	0.70%		0.70%	0.70%
Ratio of net investment income to average net assets		3.69%	3.93%	(c)	4.25%	4.23%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		0.82%	0.77%		0.81%	0.94%
Ratio of net investment income to average net assets		3.57%	3.86%	(c)	4.14%	3.99%
Portfolio turnover rate		57%	42%		55%	56%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

PAGE 54 The Commerce Funds

Missouri Tax-Free Intermediate Bond Fund

Please see the table on page 67 for more detailed information about the investment practices of the Missouri Tax-Free Intermediate Bond Fund and the risks associated with those practices.

Investment Objective

•	Seeks current income exempt from federal and, to the extent possible, from Missouri income taxes, as is consistent with the preservation of capital.

Primary Investment Strategies

The Fund employs the following strategies in an effort to achieve current income and capital preservation:

•	Security Types: Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri municipal bonds, the income from which is exempt from regular federal income taxes, federal alternative minimum taxes and Missouri taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Fund’s 80% investment strategy is fundamental—meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.

•	The Fund seeks to maximize the proportion of its dividends that are exempt from both federal and Missouri income tax.

•	Strives to minimize net realized capital gains.

•	Credit Quality: The market-weighted average credit rating of the Fund’s entire portfolio will be A or better. The lowest rated security in which the Fund may invest is BBB. The Fund may invest up to 25% of its total assets in unrated securities that the Adviser deems to be of comparable quality to investment grade securities at the time of purchase.

•	Maturity Distribution: The Fund actively manages maturities to take advantage of changes in interest rates. Under normal market conditions, the average weighted maturity of the Fund’s portfolio securities will be three to ten years.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

continued

The Commerce Funds PAGE 55

Missouri Tax-Free Intermediate Bond Fund (continued)

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.

Interest Rate Risk:  Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund’s share price will go up or down in response to interest rate changes.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond’s credit rating could be downgraded. The Fund could lose money in either of these instances.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Maturity Risk:  A Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

State-Specific Risk:  The Fund invests its assets predominantly in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. You should also be aware that provisions of the Missouri Constitution and other laws could result in certain adverse consequences affecting Missouri bonds. When a Fund’s assets are concentrated in bonds payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.

Non-Diversified Risk:  The Missouri Tax-Free Intermediate Bond Fund is non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Tax Risk:  A fund that invests in municipal bonds may be more adversely impacted by changes in tax rates and policies than other funds. Dividends derived from interest on bonds of other governmental issuers are exempt from federal income tax but may be subject to Missouri income tax.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those market sectors can affect municipal bond prices. Changes in the condition of a municipal issuer can affect the overall municipal bond market as well.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

PAGE 56 The Commerce Funds

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Missouri Tax-Free Intermediate Bond Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q3 ‘02 +4.28% Worst Quarter* Q2 ‘99 –1.44%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 57

Missouri Tax-Free Intermediate Bond Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	Since Inception (2/21/95)
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Lehman 3-15 Year Blend Index*	%	%	%

*	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, expenses or taxes. Inception date of the Index return is 3/1/95 as daily value was unavailable at 2/21/95.

PAGE 58 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Missouri Tax-Free Intermediate Bond Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
Management Fees		0.50%
Other Expenses
Shareholder Servicing Fees (2)	0.05%
Other Operating Expenses	0.26%
Total Other Expenses		0.31%

Total Annual Fund Operating Expenses (3)		0.81%
Less: Fee Waiver and Expense Reimbursement (3)(4)		0.16%

Net Annual Fund Operating Expenses		0.65%

(1)	The Fund’s annual operating expenses are based on actual expenses.
(2)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2005, to 0.65% of the Fund’s average daily net assets.
(4)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$243	$434	$987

continued

The Commerce Funds PAGE 59

Missouri Tax-Free Intermediate Bond Fund (continued)

Missouri Tax-Free Intermediate Bond Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Institutional Shares	2004	2003		2002		2001	2000
Net asset value, beginning of year		$19.68		$19.45		$18.53	$18.07

Income from investment operations:
Net investment income		0.72	(b)	0.75	(b)(c)	0.80 (b)	0.78 (b)
Net realized and unrealized gain (loss)		0.15		0.26	(c)	0.92	0.46

Total from investment operations		0.87		1.01		1.72	1.24

Distributions to shareholders:
From net investment income		(0.72)		(0.75)		(0.80)	(0.78)
From net realized gains		(0.10)		(0.03)		—	—

Total distributions		(0.82)		(0.78)		(0.80)	(0.78)

Net asset value, end of year		$19.73		$19.68		$19.45	$18.53

Total return(a)		4.50%		5.31%		9.43%	7.05%
Net assets at end of year (in 000s)		$183,240		164,365		$141,608	$38,448
Ratio of net expenses to average net assets		0.65%		0.65%		0.65%	0.65%
Ratio of net investment income to average net assets		3.64%		3.88%	(c)	4.20%	4.29%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		0.81%		0.78%		0.82%	0.95%
Ratio of net investment income to average net assets		3.48%		3.75%	(c)	4.03%	4.09%
Portfolio turnover rate		16%		20%		21%	29%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

PAGE 60 The Commerce Funds

Kansas Tax-Free Intermediate Bond Fund

Please see the table on page 67 for more detailed information about the Kansas Tax-Free Intermediate Bond Fund and the risks associated with those practices.

Investment Objective

•	Seeks current income exempt from federal and, to the extent possible, from Kansas income taxes, as is consistent with the preservation of capital.

Primary Investment Strategies

The Fund employs the following strategies in an effort to achieve current income and capital preservation:

•	Security Types: Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in Kansas municipal bonds, the income from which is exempt from regular federal income taxes, federal alternative minimum taxes and Kansas taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Fund’s 80% investment strategy is fundamental—meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.

•	The Fund seeks to maximize the proportion of its dividends that are exempt from both federal and Kansas income tax.

•	The Fund strives to minimize net realized capital gains.

•	Credit Quality: The market-weighted average credit rating of the Fund’s entire portfolio will be A or better. The lowest rated security in which the Fund may invest is BBB. The Fund may invest up to 25% of its total assets in unrated securities that the Adviser deems to be of comparable quality to investment grade securities at the time of purchase.

•	Maturity Distribution: The Fund actively manages maturities to take advantage of changes in interest rates. Under normal market conditions, the average weighted maturity of the Fund’s portfolio securities will be three to ten years.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

continued

The Commerce Funds PAGE 61

Kansas Tax-Free Intermediate Bond Fund (continued)

Market Risk:  General economic conditions and/or the activities of individual issuers may cause the value of the securities in the Fund to increase or decrease.

Interest Rate Risk:  Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer- term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund’s share price will go up or down in response to interest rate changes.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond’s credit rating could be downgraded. The Fund could lose money in either of these instances.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Maturity Risk:  A Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

State-Specific Risk:  The Fund invests its assets predominantly in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. You should also be aware that provisions of the Kansas Constitution and other laws could result in certain adverse consequences affecting Kansas bonds. When a Fund’s assets are concentrated in bonds payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.

Non-Diversified Risk:  The Kansas Tax-Free Intermediate Bond Fund is non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Tax Risk:  A fund that invests in municipal bonds may be more adversely impacted by changes in tax rates and policies than other funds. Dividends derived from interest on bonds of other governmental issuers are exempt from federal income tax but may be subject to Kansas income tax.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those market sectors can affect municipal bond prices. Changes in the condition of a municipal issuer can affect the overall municipal bond market as well.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when interest rates decline. Under these

PAGE 62 The Commerce Funds

circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Kansas Tax-Free Intermediate Bond Fund Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. Of course, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The performance of the Fund prior to December 26, 2000 is represented by the performance of the Kansas Tax-Free Fund (the “Kansas Common Trust Fund”), the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines and investment limitations as the Fund. The Kansas Common Trust Fund was not registered under the Act and therefore was not subject to certain investment restrictions imposed by the Act. If the Kansas Common Trust Fund had been registered under the Act, the performance shown may have been adversely affected. The total return calculations in the bar chart and table for the period prior to December 26, 2000 have been restated to include the expenses of the Institutional Class but do not include waived fees or reimbursed expenses. The total return calculations in the bar chart and table for the period after December 26, 2000 reflect expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q1 ‘95 +5.16% Worst Quarter* Q1 ‘94 –3.68%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 63

Kansas Tax-Free Intermediate Bond Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Institutional Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Institutional Shares: These returns reflect taxes paid on distributions on the Fund’s Institutional Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years		10 Years
Returns Before Taxes	%	%		%
Returns After Taxes on Distributions	%	N/A	**	N/A	**
Returns After Taxes on Distributions and Sale of Shares	%	N/A	**	N/A	**
Lehman 3-15 Year Blend Index*	%	%		%

*	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.
**	After-tax return information not available for the Fund prior to registration.

PAGE 64 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Kansas Tax-Free Intermediate Bond Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
Management Fees		0.50%
Other Expenses
Shareholder Servicing Fees (2)	0.05%
Other Operating Expenses	0.35%
Total Other Expenses		0.40%

Total Annual Fund Operating Expenses (3)		0.90%
Less: Fee Waiver and Expense Reimbursement (3)(4)		0.25%

Net Annual Fund Operating Expenses		0.65%

(1)	The Fund’s annual operating expenses are based on actual expenses.
(2)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.
(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, and extraordinary expenses, at least until October 31, 2005, to 0.65% of the Fund’s average daily net assets.
(4)	The Administrator has contractually agreed to waive the administration fee to 0.13% of the daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$262	$474	$1,085

continued

The Commerce Funds PAGE 65

Kansas Tax-Free Intermediate Bond Fund

Kansas Tax-Free Intermediate Bond Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by             , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31				12/26/2000(e) through 10/31/2001
Institutional Shares	2004	2003	2002
Net asset value, beginning of period		$19.03	$18.75		$18.00

Income from investment operations:
Net investment income(b)		0.67	0.67	(c)	0.62
Net realized and unrealized gain		0.18	0.28	(c)	0.75

Total from investment operations		0.85	0.95		1.37

Distributions to shareholders:
From net investment income		(0.66)	(0.67)		(0.62)
From net realized gains		(0.03)	—	(f)	—

Total distributions		(0.69)	(0.67)		(0.62)

Net asset value, end of period		$19.19	$19.03		$18.75

Total return(a)		4.52%	5.23%		7.72%
Net assets at end of period (in 000’s)		$69,150	$63,079		$44,432
Ratio of net expenses to average net assets		0.65%	0.65%		0.65%	(d)
Ratio of net investment income to average net assets		3.47%	3.61%	(c)	4.01%	(d)
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		0.90%	0.90%		1.11%	(d)
Ratio of net investment income to average net assets		3.22%	3.36%	(c)	3.55%	(d)
Portfolio turnover rate		10%	8%		10%

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Amount is less than $0.005 per share.

PAGE 66 The Commerce Funds

Investment Securities and Practices

This table shows some of the principal and non-principal investment methods and securities that the Funds may use. The Funds’ Statement of Additional Information (available on request) contains a more complete discussion of the securities and practices each Fund may use, and the risks involved. The Funds’ Annual Report shows the securities and practices each Fund is currently using. We encourage you to obtain and read a copy of the Statement of Additional Information and the Annual Report should you have any questions about the Funds’ investment policies. The investment securities and practices that are considered to be “principal” investment securities and practices are discussed on pages 3 through 66 of this prospectus. The Commerce Funds publishes on its website (www.commercefunds.com) complete portfolio holdings for the Funds on the 1st day of each month subject to a thirty-one calendar-day lag between the date of the information and the date on which the information is disclosed. In addition, the Funds publish on their website quarter-end top ten holdings subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, a description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Key:

10 Percent of total assets	• = No specific percentage limitation on usage;
10 Percent of net assets	limitedonly by the objectives and strategies of the Fund
— = not permitted

	Core Equity	Growth	Value	MidCap Growth	Internat’l Equity	Asset Allocation	Bond	Short- Term Gov’t	National Tax- Free	Missouri Tax- Free	Kansas Tax- Free
Investment Securities
American Depositary Receipts	10(1)	10(1)	10(1)	10(1)	•	•	—	—	—	—	—
Asset-Backed Securities	—	—	—	—	—	•	80(2)	—	—	—	—
Convertible Securities	•	•	•	•	•	•	•	—	—	—	—
Corporate Debt Obligations	—	—	—	—	•	•	•	—	—	—	—
Emerging Market Securities	—	—	—	—	•	•	—	—	—	—	—
Equity Securities	80+	65+	65+	80+	•	•	—	—	—	—	—
European Depositary Receipts/Global Depositary Receipts	—	—	—	—	•	•	—	—	—	—	—
Foreign Equity Securities	10(1)	10(1)	10(1)	10(1)	80+	•	—	—	—	—	—
Foreign Debt and Foreign Government Securities	—	—	—	—	•	•	20	—	—	—	—
Hybrids	—	—	—	—	10	5	—	—	—	—	—
Mortgage-Related Securities	—	—	—	—	—	•	80(2)	80+(3)	—	—	—
Municipal Bonds	—	—	—	—	—	•	20	—	80+	80+	80+
Stripped Securities	—	—	—	—	—	•	5	5	—	—	—
U.S. Government Obligations	•	•	•	•	•	•	•	80+(3)	•	•	•
Variable and Floating Rate Instruments	•	•	•	•	•	•	•	•	•	•	•
Zero Coupon Bonds	•	•	•	•	•	•	•	•	•	•	•

The Commerce Funds PAGE 67

	Core Equity		Growth		Value		MidCap Growth		Internat’l Equity		Asset Allocation		Bond		Short- Term Gov’t		National Tax- Free		Missouri Tax- Free		Kansas Tax- Free
Investment Practices

Borrowings	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3
Cross Hedging of Currencies	—		—		—		—		•		•		—		—		—		—		—
Foreign Currency Exchange Contracts	—		—		—		—		•		•		—		—		—		—		—
Futures Contracts & Related Options	•		•		•		•		•		•		•		—		•		•		•
Interest Rate Swaps, Mortgage Swaps, Caps and Floors	—		—		—		—		—		•		•		•		•		•		•
Investment Company Securities (including iShares™ and Standard & Poor’s Depositary Receipts™)	10		10		10		10		10		•		10		10		10		10		10
Mortgage Dollar Rolls	—		—		—		—		—		•		•		•		—		—		—
Options on Foreign Currencies	—		—		—		—		•		•		—		—		—		—		—
Options on Securities and Securities Indices	25		25		25		25		5		•		5		5		5	(4)	5	(4)	5	(4)
Repurchase Agreements	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3	33	1/3
Standby Commitments	—		—		—		—		—		•		—		—		•		•		•
Unrated Obligations	—		—		—		—		—		—		—		—		10		25		25
When-Issued and Forward Commitments	•		•		•		•		•		•		•		•		25		25		25
(1)	The Core Equity, Growth, Value and MidCap Growth Funds may invest up to 10% of their total assets in foreign securities, including ADRs.
(2)	Up to 80% of the Bond Fund’s total assets may be invested in asset-backed and/or mortgage-related securities.
(3)	At least 80% of the Short-Term Government Fund’s net assets will be invested in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and government mortgage-backed securities.
(4)	The National, Missouri and Kansas Tax-Free Intermediate Bond Funds may not purchase put and call options or write covered call and put options on securities related to foreign currencies.

PAGE 68 The Commerce Funds

Risks:  The following chart summarizes the types of principal and non-principal risks from which loss may result. More information about risks associated with the Funds is provided on the following pages and in the Funds’ Statement of Additional Information, which is available on request. The risks that are considered to be “principal” risks are discussed on pages 3 through 66 of this prospectus.

	Core Equity	Growth	Value	MidCap Growth	Internat’l Equity	Asset Allocation	Bond	Short- Term Gov’t	National Tax- Free	Missouri Tax- Free	Kansas Tax- Free
Risks:

Allocation Risk						✓
Asset-Backed Risk						✓	✓

Call Risk						✓	✓	✓	✓	✓	✓
Credit Risk						✓	✓	✓	✓	✓	✓

Currency Risk	✓	✓	✓	✓	✓	✓
Emerging Market Risk					✓	✓

Extension Risk						✓	✓	✓
Foreign Risk	✓	✓	✓	✓	✓	✓	✓

Futures/Options Risk					✓	✓
Income Risk						✓	✓	✓	✓	✓	✓

Interest Rate Risk						✓	✓	✓	✓	✓	✓
Investment Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investment Style Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Investing in the Underlying Funds						✓

Investments of the Underlying Funds						✓
Management Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Market Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Maturity Risk						✓	✓	✓	✓	✓	✓

Mid-Cap and Small-Cap Risk		✓	✓	✓	✓	✓
Mortgage-Backed Risk						✓	✓	✓

Municipal Bond Risk						✓	✓		✓	✓	✓
Non-Diversified Risk										✓	✓

Portfolio Turnover Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Prepayment Risk						✓	✓	✓	✓	✓	✓

Short-Term Investing Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
State-Specific Risk										✓	✓

Tax Risk									✓	✓	✓
U.S. Government Securities Risk						✓	✓	✓	✓	✓	✓

The Commerce Funds PAGE 69

Allocation Risk:  While the Asset Allocation Fund can invest in any or all of the Underlying Funds, it is expected that the Fund will normally invest in only some of the Underlying Funds at any particular time. The Fund’s investment in any one of the Underlying Funds may, and in some cases is expected to, exceed 25% of the Fund’s total assets.

Asset-Backed Risk:  Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater chance of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary. Ultimately, asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, default may require repossession of the personal property of the debtor, which may be difficult or impossible in some cases. Most issuers of automobile receivables permit the servicers to return possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the number of vehicles involved in a typical issuance and technical requirements under state law, the trustee for the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount owed.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. A bond’s credit rating could be downgraded. A Fund could lose money in either of these instances. The Bond Fund may invest up to 35% of its net assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher rated obligations.

Currency Risk:  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. Exchange rate movements can be large and unpredictable and can last for extended periods. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of a foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

PAGE 70 The Commerce Funds

Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, the net currency positions of the International Equity Fund may expose it to risks independent of its securities positions. Although the net long and short foreign currency exposure of the International Equity Fund will not exceed its total asset value, to the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds investing in foreign securities are all subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

The International Equity Fund may enter into foreign currency transactions in an effort to hedge all or any portion of its portfolio positions. Specifically, foreign currency contracts may be used for this purpose to reduce the level of volatility caused by changes in foreign currency exchange rates or when such transactions are economically appropriate for the reduction of risks in the ongoing management of the Fund. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Fund may also enter into foreign currency exchange contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the Fund. In addition, the International Equity Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser believes that there is a pattern of correlation between the two currencies.

Emerging Market Risk:  The International Equity Fund may invest its assets in countries with emerging economies or securities markets. To the extent that a Fund has investments in emerging market countries, it will be subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the United States in terms of wealth and stability, and their financial markets may lack liquidity. Investments in these countries are much riskier than those in mature countries. Most of these countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. As a result, the risks

The Commerce Funds PAGE 71

of investing in foreign securities, including the risks of nationalization and expropriation may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in certain countries and limited volume of trading in securities in those countries may make the Fund’s investments in such countries illiquid and more volatile than investments in most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk:  An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and a Fund will also suffer from the inability to invest in higher-yielding securities.

Foreign Risk:  Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries (including the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions) or changes in the value of foreign currency can make it harder for the portfolio to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting, and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions and the legal remedies for investors may be more limited than the remedies available in the United States. Also, the costs attributable to investing abroad are usually higher than those of investing in the United States. These costs include higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less market liquidity, more market volatility and political and economic instability. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

The International Equity, Asset Allocation and Bond Funds may invest in foreign debt and in the securities of foreign governments. The risks of such investments include the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

The Core Equity, Growth, Value, MidCap Growth, Asset Allocation and International Equity Funds may invest in ADRs, some of which may not be sponsored by the issuing institution. A non-sponsored depositary may not be required to disclose material information that a sponsored depositary would be required to provide under its contractual relationship with the issuer. Accordingly, there may not be a correlation between such information and the market value of such securities.

Futures/Options Risk:  To the extent a Fund uses futures and options, it is exposed to additional volatility and potential losses. Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a

PAGE 72 The Commerce Funds

predetermined price in the future. Futures and options contracts may be made or sold for any number of reasons, including: to manage Fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting Fund overall exposure to certain markets; in an effort to enhance income; as a cash management tool; to protect the value of portfolio securities; and to adjust portfolio duration. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.

Income Risk:  A Fund’s portfolio income may decline because of falling market interest rates.

Interest Rate Risk:  Generally, the market value of fixed-income securities in a Fund can be expected to go up when interest rates go down and to go down when interest rates go up (although many mortgage related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in a Fund, the more a Fund’s share price will go up or down in response to interest rate changes.

Investment Risk:  The value of your investment in a Fund may go up or down, which means that you could lose money.

Investment Style Risk:  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

Investing in the Underlying Funds:  The investments of the Asset Allocation Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser. The value of the Underlying Funds’ investments, and the net asset values (“NAV”) of the shares of both the Fund and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objectives of the Underlying Funds will be achieved.

Investments of the Underlying Funds:  Because the Asset Allocation Fund invests in the Underlying Funds, the Asset Allocation Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. The Fund may invest in Underlying Funds

The Commerce Funds PAGE 73

that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Fund may also invest in Underlying Funds that invest in mid and small capitalization stocks, which may be riskier than investing in larger, more established companies. The Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit risk, interest rate risk and maturity risk. Credit risk is the risk that an issuer may default on its payment obligations. Interest rate risk is the risk that the market value of fixed-income securities can go up when interest rates go down and go down when interest rates go up. Maturity risk is the risk that an Underlying Fund will not necessarily hold its securities to maturity, which could result in a loss of principal. The Underlying Funds will also be subject to call risk (the risk that when interest rates decline an issuer may exercise a right to pay principal on an obligation earlier than expected) and extension risk (the risk that when interest rates rise an issuer may exercise a right to pay principal on an obligation later than expected). The Fund may invest in Underlying Funds that invest in asset-backed securities, which may involve a greater chance of default during periods of economic downturn than other securities and may be less liquid and more difficult to value and liquidate.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results. The Adviser’s assessment of companies whose securities are held by a Fund may prove incorrect, resulting in losses or poor performance, even under favorable market and interest rate conditions.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease. A Fund’s NAV may fluctuate with movements in the equity markets.

Maturity Risk:  A Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Mid-Cap and Small-Cap Risk:  Investing in securities of smaller and mid-sized companies may be riskier than investing in securities of larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. They often depend on a smaller, less experienced management group. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Also, these company stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices of these company stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes if it invests in these stocks.

Mortgage-Backed Risk:  In addition to prepayment, call and extension risks, mortgage-backed securities may be subject to special risks, including price volatility, liquidity, and enhanced sensitivity to interest rates. Collateralized mortgage-backed securities (CMOs)

PAGE 74 The Commerce Funds

may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Fund based on the Adviser’s analysis of the market value of the security. The Asset Allocation and Bond Funds may purchase “stripped” mortgage-backed securities (SMBS) and other types of “stripped” securities. SMBS, in particular, are more volatile and sensitive to interest rate changes than ordinary debt securities, and there is a greater risk that a Fund’s initial investment in these securities may not be fully recouped. Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Municipal Bond Risk:  Payment on municipal bonds held by a Fund relating to certain projects may be secured mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining a deficiency judgment. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal bonds. The obligations of the issuer to pay the principal of and interest on a municipal bond are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due the principal of or interest on a municipal bond may be materially affected. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although these obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover a Fund’s original investment.

Non-Diversified Risk:  The Missouri Tax-Free Intermediate Bond and the Kansas Tax-Free Intermediate Bond Funds are non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. When the Funds’ assets are concentrated in obligations payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.

The Commerce Funds PAGE 75

Portfolio Turnover Risk:  The Funds may buy and sell investments relatively often. Such a strategy could hinder performance because it often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by a portfolio. Shareholders must pay tax on such capital gains.

Prepayment Risk:  Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return.

Short-Term Investing Risk:  For temporary defensive purposes, the Adviser and Sub-Adviser may decide to suspend the normal investment activities of a Fund by investing up to 100% of its assets in cash and cash equivalent short-term obligations, including money market instruments, a term that includes bank obligations, commercial paper, U.S. Government obligations, foreign government securities (if permitted) and repurchase agreements. Bank obligations include obligations of foreign banks or foreign branches of U.S. banks. The Adviser and Sub-Adviser may temporarily adopt a defensive position to reduce changes in the value of the Fund’s shares that may result from adverse market, economic, political or other conditions. When the Adviser or Sub-Adviser pursues a temporary defensive strategy, the Funds may not be following their stated objectives and may not profit from favorable developments that they would have otherwise profited from if they were pursuing their normal investment strategies.

State-Specific Risk:  The Missouri Tax-Free Intermediate Bond Fund invests its assets predominantly in Missouri bonds. The actual payment of principal and interest on these obligations is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. You should also be aware that provisions of the Missouri Constitution and other laws could result in certain adverse consequences affecting Missouri bonds.

The Kansas Tax-Free Intermediate Bond Fund invests its assets predominantly in Kansas bonds. The actual payment of principal and interest on these obligations is dependent on the Kansas legislature allotting money each fiscal year for these payments. You should also be aware that provisions of the Kansas Constitution and other laws could result in certain adverse consequences affecting Kansas bonds.

Tax Risk:  A fund that invests in municipal bonds may be more adversely impacted by changes in tax rates and policies than other funds. Interest income on municipal bonds is normally not subject to regular federal income tax. Any proposed or actual changes in federal income tax rates or exempt statutes that apply to interest income, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal bonds, which could in turn affect a fund’s ability to buy and sell municipal bonds at favorable yield and price levels.

U.S. Government Securities Risk:  The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PAGE 76 The Commerce Funds

Account Policies And Features

The following information is intended to help you understand how to purchase and redeem shares of The Commerce Funds. It will also explain the features you can use to customize your Commerce Funds account to meet your needs.

Buying Institutional Shares

How Are Institutional Shares Priced?

You pay no sales charges (loads) to invest in Institutional Shares of these Funds. Your share price is each Fund’s net asset value (NAV), which is generally calculated as of the close of trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE). Your order will be priced at the next NAV calculated after your order is received in proper form by The Commerce Funds’ Transfer Agent. Therefore, to receive the NAV of any given day, The Commerce Funds must receive your order in proper form by the close of regular trading on the NYSE that day. If The Commerce Funds receives your order after the NYSE closes, you will receive the NAV that is calculated on the close of trading on the following day. The Commerce Funds are open for business on the same days as the NYSE. Each Fund’s investments are valued based on market value, or where market quotations or pricing service prices are not readily available, based on fair value calculated according to procedures adopted by the Board of Trustees. A Fund may also fair value price if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly happens with foreign securities, but it may also occur with domestic securities.

Trading in foreign securities is generally completed before the end of regular trading on the NYSE and may occur on weekends and U.S. holidays and at other times when the NYSE is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of the NAV for any Fund invested in foreign securities. You may not be able to redeem or purchase shares of an affected Fund during these times.

For the International Equity Fund which invests a significant portion of assets in foreign equity securities, “fair value” prices are provided by an independent fair value service. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for the Fund, the most recent closing price for such a security on its principal exchange will generally be its fair value on such date.

In addition, the Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments, as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate

The Commerce Funds PAGE 77

to a single issuer may include, but are not limited to, corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.

One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, fair valuation involves the risk that the values used by the Funds to price their investments may be different from those used by other investment companies and investors to price the same investments.

Investments in other registered mutual funds (if any) are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Certain short-term securities may be valued at amortized cost, which approximates fair value.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4 p.m. Eastern time. In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open one or more of the Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency situation, please call 1-800-995-6365.

How to Calculate NAV

NAV =	(Value of Assets Attributable to the Class) – (Liabilities Attributable to the Class)
Number of Outstanding Shares of the Class

What Is The Minimum Investment For The Funds?

	Initial Investment	Additional Investments
Regularaccount	$1,000	$250
Automaticinvestment account	$500	$50/month
Individualretirement accounts (except SEP & SIMPLE IRAs), Keogh plans, corporate retirement plans, public employer deferred plans, profit sharing plans and 401(k) plans	$1,000	$250
SEPand SIMPLE IRAs	$50	$50/month

What Is The Minimum Investment If I Am An Employee Of Commerce Bancshares Or Another Commerce Funds Service Provider?

For employees, directors, officers and retirees (as well as their legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., Boston Financial Data Services (“BFDS”) and State Street Bank and Trust Company and their subsidiaries or affiliates, the following investment minimums apply:

	Initial Investment	Additional Investments
Regularaccount	$250	$100
Automaticinvestment account	$100	$25/quarter
Individualretirement accounts (including SEP, SIMPLE and Roth IRAs) and Keogh plans	$100	$25/quarter

PAGE 78 The Commerce Funds

Who Can Buy Institutional Shares?

This Prospectus describes the Institutional Shares of each Fund. Institutional Shares are offered primarily to:

•	investors maintaining accounts at bank trust departments or trust companies, for funds held within those accounts, including institutions affiliated with Commerce Bancshares, Inc. and its subsidiaries, and individuals who have named a bank affiliated with Commerce Bancshares, Inc., as their primary personal representative or co-personal representative under their wills;

•	participants in employer-sponsored defined contribution plans when such plans offer The Commerce Funds as one of their investment options;

•	any investor who has been a continuous shareholder in The Commerce Funds since January 1, 1997 or before;

•	employees, directors, advisory directors, officers and retirees (as well as their spouses and legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and BFDS and their subsidiaries and affiliates; and

•	financial planners, broker/dealers and their clients.

The Commerce Funds is also authorized to issue an additional class of shares, Services Shares. Service Shares are offered primarily to:

•	individuals, corporations or other entities, purchasing for their own accounts or for the accounts of others, and to qualified banks, savings and loan associations, and broker/dealers on behalf of their customers; and

•	financial planners and their clients.

How Do I Buy Institutional Shares?

The following section describes features and gives specific instructions on how to purchase Institutional Shares directly from The Commerce Funds. See “General Policies” for a description of The Commerce Funds’ excessive trading policies. The Commerce Funds has authorized certain dealers to purchase shares of Funds on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

1.  Consider The Following Features To Customize Your Account:

•	Making Automatic Investments: The Automatic Investment feature lets you transfer money from your financial institution account into your Fund account automatically either on the 1st or the 15th of the month. The Automatic Investment feature is one way to use dollar cost averaging to invest (see below). Only accounts at U.S. financial institutions that permit automatic withdrawals through the Automated Clearing House are eligible. Check with your financial institution to determine eligibility.

•

Using Dollar Cost Averaging:  Dollar cost averaging involves investing a dollar amount at regular intervals. Because more shares are purchased during periods with lower share prices and fewer shares are purchased when the price is higher, your average cost per share may be reduced. In order to be effective, dollar cost averaging should be followed on a regular basis. You should be aware, however, that shares bought using dollar cost averaging are made without regard to their price on the day of investment or to market

The Commerce Funds PAGE 79

trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price. Dollar cost averaging does not assure a profit or protect against a loss in a declining market. Since dollar cost averaging involves investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue to purchase through periods of low price levels. You can invest through dollar cost averaging on your own or through the Automatic Investment feature described above.

2.  Contact The Commerce Funds To Open Your Account:

                                    [GRAPHIC]
By Mail:
Complete an account application. Mail the completed application and a check payable to The Commerce Funds to: The Commerce Funds c/o Shareholder Services P.O. Box 219525 Kansas City, MO 64121-9525

In Person

You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in opening an account.

•	Federal regulations require you to provide a certified Taxpayer Identification Number upon opening or reopening an account.

•	If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments by check must be in U.S. dollars and must be drawn only on U.S. financial institutions.

How Do I Add To My Commerce Funds Account?

To add to your original investment, you may either mail your additional investment to the address above or you may use Electronic Funds Transfer.

                                    [GRAPHIC]
By Electronic Funds Transfer:

To use Electronic Funds Transfer, have your bank send your investment to:

State Street Bank and Trust Company, with these instructions:

— ABA #101003621

— Account #756-044-3

— Your name and address

— Your social security or tax ID number

— Name of the Fund

— Class of shares

— Your new account number

PAGE 80 The Commerce Funds

What Are My Options For Changing My Investment Within The Commerce Funds?

•	Changing Shares From Fund To Fund: As a shareholder, you have the privilege of exchanging your shares for Institutional Shares of any other Commerce Fund. Exchanges may also be made into the Service Shares of Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio (“Money Market Fund”). Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., serves as investment adviser for the Money Market Fund.

Institutional Shares being exchanged are subject to the minimum initial and subsequent investment requirements as described above. The Commerce Funds reserves the right to reject any exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days’ notice of any material modification or termination of the exchange privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission (SEC). Before exchanging your shares, you should consider carefully the investment objectives, policies, risks and expenses of the Fund you are acquiring. In addition, please see “General Policies” for a description of The Commerce Funds’ excessive trading policies.

•	Redemption Fee: If shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2.00% may be assessed on the proceeds of the transaction. See “Redeeming Institutional Shares” for more information.

•	Making Automatic Exchanges: You may request on your account application that a specified dollar amount of Institutional Shares be automatically exchanged for Institutional Shares of any other Commerce Fund. These automatic exchanges may be made on any one day of each month and are subject to the following conditions: 1) the minimum dollar amount for automatic exchanges must be at least $250 per month; 2) the value of the account in the originating Fund must be at least $1,000 after the exchange; 3) the value of the account in the acquired Fund must equal or exceed the acquired Fund’s minimum initial investment requirement; and 4) the names, addresses and taxpayer identification number for the shareholder accounts of the exchanged and acquired Funds must be identical.

•	Cross Reinvesting Of Distributions: You may invest dividend or capital gain distributions from one Fund of the Institutional Class to another Fund of the Institutional Class. If you elect to reinvest the distributions paid by one Fund in shares of another Fund of The Commerce Funds, the dividends or distributions will be treated as received by you for tax purposes. Cross reinvestment privileges do not apply to the Money Market Fund described under “Changing Shares From Fund to Fund.”

Redeeming Institutional Shares

You May Sell Shares At Any Time:  Your shares will be sold at the NAV next calculated after The Commerce Funds’ Transfer Agent receives your properly completed order. Your order will be processed promptly and you will generally receive the proceeds within one week. PLEASE NOTE: If the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until payment has been collected, which could be up to 15 business days. Please see “General Policies” for a description of The Commerce Funds’ excessive trading policies.

The Commerce Funds PAGE 81

Receipt Of Proceeds From A Sale:  Proceeds will normally be wired the business day after your request to redeem shares is received in good order by the Transfer Agent. Payment by check will ordinarily be made within seven calendar days following redemption or you can have your proceeds sent by federal wire to your financial institution account. Your request to wire proceeds is subject to the financial institution’s wire charges.

Written requests to sell Institutional Shares must be signed by each shareholder, including each joint owner. Certain types of redemption requests will need to include a Signature Guarantee. You may obtain a Signature Guarantee from most banks or securities dealers. Guarantees from notaries public will not be accepted.

If shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2.00% may be assessed on the proceeds of the transaction. For this purpose, the Fund uses a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee will be paid to the International Equity Fund and is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it.

The following transactions are exempt from the redemption fee:

(i)  shares acquired through reinvestment of dividends, distributions or other payments; and

(ii)  shares held through omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that inform the Fund that they are unable to impose a redemption fee on their underlying customer accounts.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. Customers purchasing shares from financial intermediaries should contact their intermediaries or refer to their account agreements or plan documents for more information on how the redemption fee is applied to their shares. For the reasons set forth above, the redemption fee cannot eliminate the possibility of excessive short-term trading activity in the International Equity Fund.

How Do I Redeem Shares From My Commerce Funds Account?

The following section describes how to redeem shares directly through The Commerce Funds. The Commerce Funds has authorized certain dealers to redeem shares of Funds on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

PAGE 82 The Commerce Funds

1.  Consider Using An Automated Redemption:

•	Making Automatic Withdrawals: If you are a shareholder with an account valued at $5,000 or more, you may withdraw amounts in multiples of $100 or more from your account on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal feature. At your option, you may choose to have your automatic withdrawal paid either by check or directly deposited into a financial institution account. Withdrawals paid by check are distributed on or about the 15th of the month. Direct deposits made to a financial institution account can be made on any day of the month. To participate in this feature, supply the necessary information on the account application or in a subsequent written request. This feature may be suspended should the value of your account fall below $500.

2.  Contact The Commerce Funds To Redeem Shares From Your Account

By Mail:

Write a letter to us that gives the following information:

— names of all account owners

— your account number

— the name of the Fund

— the dollar amount you want to redeem

— what we should do with the proceeds

Each owner, including each joint owner should sign the letter. Mail your request to: The Commerce Funds c/o Shareholder Services P.O. Box 219525 Kansas City, MO 64121-9525

By Telephone – Requesting Proceeds Be Wired:

Call The Commerce Funds with your request. Please see “What Are The Important Things To Consider When Contacting The Commerce Funds by Telephone?” below for specific instructions. When requesting a redemption by wire you must be redeeming shares in the amount of $1,000 or more. Also, the Fund must have your financial institution account information already on file. Proceeds will be wired directly to this designated account.

By Telephone – Requesting Proceeds Be Sent By Check:

Call The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. CST) with your request. Please see “What Are The Important Things to Consider When Contacting The Commerce Funds by Telephone?” below for specific instructions. The check will be made payable to the shareholder(s) of record and sent to the address listed on your account.

The Commerce Funds PAGE 83

In Person:

You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in redeeming shares from your account.

What Are The Important Things To Consider When Contacting The Commerce Funds By Telephone?

You may call us at 1-800-995-6365 (8 a.m.-5 p.m. CST) to explain what you want to do. To make additions by phone or request electronic transfers or request redemptions, we need your prior written authorization. If you did not check the box in Section 12 of your original account application, you must send us a letter that gives us this authorization.

Telephone purchases will be made at the NAV next determined after the Transfer Agent receives an order in good form. If you should experience difficulty in redeeming your shares by telephone (e.g., because of unusual market activity), we urge you to consider redeeming your shares by mail.

You should note that the Transfer Agent may act on a telephone purchase or redemption request from any person representing himself to be you and reasonably believed by the Transfer Agent to be genuine. Neither The Commerce Funds nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, The Commerce Funds will use all procedures considered reasonable; the Funds may be liable for any losses if they fail to do so.

General Policies

Dividend and Distribution Policies:  As a Fund shareholder, you are entitled to any dividends and distributions from net investment income and net realized capital gains. You may choose one of the following distribution options for dividends and capital gains:

(1)  reinvest all dividend and capital gain distributions in additional Institutional Shares,

(2)  receive dividend distributions in cash and reinvest capital gain distributions in additional Institutional Shares,

(3)  receive all dividend and capital gain distributions in cash, or

(4)  have all dividend and capital gain distributions deposited directly into your designated account at a financial institution.

If you do not select an option when you open an account, all distributions will automatically be reinvested in additional Institutional Shares of the same Fund. For your protection, if you elect to have distributions mailed to you and these cannot be delivered, they will be reinvested in additional Institutional Shares of the same Fund. To change your distribution option, contact The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. CST). The change will become effective after it is received and processed by the Transfer Agent.

PAGE 84 The Commerce Funds

Fund	Monthly Dividends*	Quarterly Dividends**	Annual Dividends***	Net Realized Capital Gains****
Core Equity		X		X
Growth			X	X
Value		X		X
MidCap Growth			X	X
International Equity			X	X
Asset Allocation		X		X
Bond	X			X
Short-Term Government	X			X
National Tax-Free Intermediate Bond	X			X
Missouri Tax-Free Intermediate Bond	X			X
Kansas Tax-Free Intermediate Bond	X			X

*	Monthly dividends are declared daily but are only distributed on or about the last business day of the month.
**	Quarterly dividends are both declared and paid on the calendar quarter months.
***	Annual dividends are both declared and paid in December.
****	Each Fund declares and distributes net realized capital gains annually (December).

The Commerce Funds Reserves The Right To:

•	Automatic Redemption: Redeem your account involuntarily if, after 60 days’ written notice, your account’s value remains below a $500 minimum balance. We will not redeem your account involuntarily if the value falls below the minimum balance solely as a result of market conditions. Retirement accounts and certain other accounts will not be subject to automatic liquidation.

•	Suspension/Delay in Payment: Suspend or delay the payment of redemption proceeds when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, during any emergency as determined by the SEC or during other periods of unusual market conditions.

•

Excessive Trading Policies:  Without notice, stop offering shares of a Fund, reject or restrict any purchase order (including exchanges), or bar an investor, including transactions accepted by a financial intermediary, who the Adviser believes is engaging in excessive trading from purchasing or exchanging shares of a Fund. In accordance with the policy and procedures adopted by the Board of Trustees, The Commerce Funds (the “Funds”) do not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer term investment purposes only. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of Fund shares held by longer-term shareholders. The Funds and the Adviser will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Funds and its shareholders (or the Adviser), the Funds (or the Adviser) will reject purchase or exchange orders if, in the Fund’s (or Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Fund (or the Adviser), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple

The Commerce Funds PAGE 85

accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Funds or its shareholders or would subordinate the interests of the Funds or its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the International Equity Fund described in this Prospectus imposes a redemption fee on redemptions made within 30 calendar days of purchase subject to certain exceptions. See “Redeeming Shares—Receipt of Proceeds from A Sale” for more information about the redemption fee, including transactions and certain omnibus accounts to which the redemption fee does not apply. As a further deterrent to excessive trading, many foreign equity securities held by the International Equity Fund are priced by an independent pricing service using fair valuation. For more information on fair valuation, please see “Buying Shares—How are Institutional Shares Priced?”

Pursuant to the policy adopted by the Board of Trustees, the Adviser has developed criteria that it uses to identify trading activity that may be excessive. The Adviser reviews information provided by the Transfer Agent, Boston Financial Data Services Midwest and other sources, on behalf of the Funds, relating to the trading activity in the Funds in order to assess the likelihood that a Fund may be the target of excessive trading. The Adviser will apply the criteria in a manner that, in the Advisers’ judgment, will be uniform.

Omnibus accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. The identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Funds and the Adviser will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

Customer Identification Program

Federal law requires The Commerce Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other identifying information, for each investor who opens an account with The Commerce Funds. Applications without the required information, or (where applicable) without an indication that a Social Security Number or taxpayer identification number has been applied for, may not be accepted by The Commerce Funds. After accepting an application, to the extent permitted by applicable law or their customer identification program, The Commerce Funds reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified, (ii) refuse an investment in The Commerce Funds, or (iii) involuntarily redeem an investor’s shares and close an account if The Commerce Funds are unable to verify an investor’s identity. The Commerce Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

PAGE 86 The Commerce Funds

Arrangements With Certain Institutions

Financial institutions or their designees that have entered into agreements with The Commerce Funds or its agent may, to the extent permitted by applicable law, enter confirmed purchase orders on behalf of clients and customers, with payment and the order to follow no later than a Fund’s pricing on the following business day. If payment is not received by the Funds’ Transfer Agent by such time, the financial institution could be held liable for resulting fees or losses. The Commerce Funds may be deemed to have received a purchase or redemption order when a financial institution or its designee accepts the order. Orders received by the Fund in proper form will be priced at the Fund’s NAV next computed after they are accepted by the financial institution or its designee. Financial institutions are responsible to their customers and The Commerce Funds for timely transmission of all subscription and redemption requests, investment information, documentation and money.

The Adviser may make payments to financial institutions from time to time to promote the sale, distribution and/or servicing of shares of the Funds. These payments are made out of the Adviser’s own assets and are not an additional charge to the Funds. The payments are in addition to the service fees described in this Prospectus. Such payments are intended to compensate financial institutions for, among other things, recordkeeping, shareholder communications and other administrative services. The amount of these additional payments is normally not expected to exceed 0.40% (annualized) of the amount sold or invested through the financial institution. These payments may create an incentive for a financial institution or its employees to recommend or sell shares of a Commerce Fund. For further information, please contact your financial institution for details about payments it may receive.

Shareholder Servicing

Certain financial institutions may charge their customers account fees for purchasing or redeeming shares of The Commerce Funds. These institutions may provide shareholder services to their clients that are not available to a shareholder dealing directly with The Commerce Funds. Each institution is responsible for notifying its customers regarding its fees and additional or changed purchase or redemption terms. You should contact your financial institution for this information.

The Distributor and its affiliates may, out of its administration fee or other resources, pay a fee of up to 0.50% of the amount invested or additional incentives to qualifying dealers who initiate and are responsible for purchases of shares of The Commerce Funds. In addition, at its expense, the Distributor will provide additional compensation and promotional incentives to dealers in connection with the sales of shares of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

The Distributor may, in its discretion, pay the Adviser and third parties for expenses associated with the marketing, distribution, administration and servicing of the Funds. The Distributor also may make payments to reduce or limit the total annual fund operating expenses of certain Funds. Such payments are made out of the Distributor’s administration fee or other resources, and are not an additional charge to the Funds or their shareholders.

The Funds have adopted a Shareholder Administrative Services Plan that permits each Fund to pay up to 0.25% of the average daily net assets of the Shares held under the plan to third

The Commerce Funds PAGE 87

parties, including The Commerce Trust Company (a division of Commerce Bank, N.A.), for providing shareholder services to the Shareholder Administrative Services Plan participants. Because these fees are paid out of each Fund’s assets, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Commerce Funds will not issue share certificates. The Transfer Agent will maintain a complete record of your account and will issue you a statement at least quarterly. You will also be sent confirmations of purchases and redemptions.

As a shareholder in the Funds, you will receive an Annual Report and a Semi-Annual Report. To eliminate unnecessary duplication, only one copy of such reports will be sent to the same mailing address. If you would like a duplicate copy to be mailed to you, please contact The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. CST).

Tax Information

The following is a brief summary of the federal income tax consequences of investing in The Commerce Funds. You may also have to pay state and local taxes on your investment, and you should always consult with your tax adviser for specific guidance on your investment in The Commerce Funds.

Taxes On Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, while distributions attributable to long-term capital gains are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15% (this 15% tax rate expires, by its terms, in taxable years beginning after December 31, 2008). Also Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate if certain other requirements are met. The amount of a Fund’s distribution that qualifies for this favorable tax treatment may be reduced by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply, the non-corporate shareholder must own the relevant Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your capital. This is known as “buying into a dividend.”

Taxes On Exchanges And Redemptions

When you redeem or exchange shares in any Fund, you may recognize a gain or loss for federal income tax purposes. This gain or loss will be based on the difference between your

PAGE 88 The Commerce Funds

tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax rules is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

International Equity Fund

It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Fund may elect to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

Tax Consequences Of The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond And Kansas Tax-Free Intermediate Bond Funds

The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ distributions will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending on the Funds’ investments, that a portion of the Funds’ distributions could be taxable to shareholders as ordinary income or capital gains. Moreover, although distributions are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Missouri Taxes:  Resident individuals, trusts and estates resident in Missouri, and corporations within Missouri tax jurisdiction will not be subject to Missouri income tax on dividends from the Missouri Tax-Free Intermediate Bond Fund that are derived from interest on obligations of the State of Missouri and its political subdivisions (to the extent such interest is exempt from federal income tax) or on obligations issued by the U.S. Government, the Government of Puerto Rico, the Virgin Islands or Guam. Resident individuals, trusts and estates and corporations generally will be subject to Missouri income tax on other dividends received from the Fund, including dividends derived from interest on obligations of other issuers and all long-term and short-term capital gains.

Kansas Taxes:  Resident individuals, trusts and estates resident in Kansas, and corporations within Kansas tax jurisdiction will not be subject to Kansas income tax on dividends from the Kansas Tax-Free Intermediate Bond Fund that are derived from interest on obligations

The Commerce Funds PAGE 89

of the State of Kansas and its political subdivisions (to the extent such interest is exempt from federal income tax) or on obligations issued by the U.S. Government, the Government of Puerto Rico, the Virgin Islands or Guam. Resident individuals, trusts and estates and corporations generally will be subject to Kansas income tax on other dividends received from the Fund, including dividends derived from interest on obligations of other issuers and all long-term and short-term capital gains.

Other Information

When you open your account, you should provide your Social Security Number or tax identification number on your Account Application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

“Non-U.S. investors may be subject to estate tax and U.S. withholding on taxable distributions. However, distributions of short-term capital gains and qualified interest income made by the Funds to non-U.S. investors after November 1, 2005 and before October 31, 2008 will generally not be subject to U.S. withholding.”

Service Providers

Investment Adviser:  Commerce Investment Advisors, Inc. (The “Adviser”)

Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., known collectively as “Commerce,” serves as Adviser for the Funds, selecting investments and making purchases and sale orders for securities in each Fund’s portfolio. Commerce Bank and Commerce Investment Advisors each have offices at 922 Walnut Street, Kansas City, Missouri 64106 and 8000 Forsyth Boulevard, St. Louis, Missouri 63105. Commerce Bank is a subsidiary of Commerce Bancshares, Inc., a registered multi-bank holding company. Commerce has provided investment management services to The Commerce Funds since 1994, to private and public pension funds, endowments and foundations since 1946 and to individuals since 1906. As of December 31, 2004, the Adviser and its affiliates had approximately $         billion in assets under management.

The Adviser receives a fee for the advisory services provided and expenses assumed under the Advisory Agreement. During the last fiscal year, the Funds paid the Adviser the following fees, calculated as a percentage of the Funds’ average daily net assets:

Actual Rate Paid In Fiscal Year 2004
Core Equity Fund	0.75%
Growth Fund	0.75%
Value Fund	0.75%
MidCap Growth Fund	0.75%
International Equity Fund	0.79%
Asset Allocation Fund	0.00%
Bond Fund	0.50%
Short-Term Government Fund	0.50%
National Tax-Free Intermediate Bond Fund	0.50%
Missouri Tax-Free Intermediate Bond Fund	0.50%
Kansas Tax-Free Intermediate Bond Fund	0.50%

PAGE 90 The Commerce Funds

Any difference between the contractual fees and the actual fees paid by the Funds reflects that the Adviser did not charge the full amount of the fees to which it would have been entitled. The Adviser’s voluntary expense reimbursements with respect to the Core Equity Fund, the Value Fund, the International Equity Fund and the Bond Fund may be discontinued at any time. The Adviser has contractually agreed to waive fees and/or reimburse expenses with respect to the Growth Fund, International Equity Fund, Asset Allocation Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund at least until October 31, 2005.

The Board of Trustees deliberations and discussions on the approval of the investment advisory contracts for the funds listed above will be included in the April 30, 2005 semi-annual shareholder report.

Fund Managers:

Person	Fund(s)	Experience
Scott M. Colbert, CFA and Senior Vice President	Bond, Short-Term Government	Joined Commerce in 1993 Fund manager since inception 17 years of experience

Walt Czaicki, CFA and Senior Vice President	MidCap Growth	Joined Commerce in 2003 Formerly a Senior Portfolio Manager for UMB Investment Advisors; formerly the Director and Senior Portfolio Manager for Banc of America Capital Management (and its predecessor organizations) 16 years of experience

Michael E. Marks, CFA and Vice President	Core Equity	Joined Commerce in 1999 Formerly a Portfolio Manager and Senior Investment Analyst from November 1993 to October 1998 at IAA Trust Company; Fund manager since Fund inception 10 years of experience

Brian P. Musielak, CFA and Vice President	National Tax-Free, Missouri Tax-Free and *Kansas Tax-Free Intermediate Bond	Joined Commerce in 1995 Fund manager since 1999 (*since inception) 9 years of experience

Joseph C. Williams III, CFA and Senior Vice President	Growth	Joined Commerce in 1975 Fund manager since inception 27 years of experience

The Asset Allocation Fund is managed by a team of investment professionals (the “Investment Policy Team”) and no individuals are primarily responsible for making recommendations to that Team. The Investment Policy Team consists of several senior investment professionals of the Adviser. These members meet regularly to analyze market information that might have an effect on the investment performance of the Fund. After completing this review, the Team makes a collective decision regarding the allocation of the underlying investments. Normally, changes occur only after the Team reaches a consensus that a rebalancing is firmly supported by economic, market and/or other relevant information.

The Commerce Funds PAGE 91

The Value Fund is managed by a team of investment professionals (the “Equity Management Team”) and no individuals are primarily responsible for making recommendations to this Team. The Equity Management Team consists of several senior investment professionals of the Adviser. These members meet regularly to analyze market information that might have an effect on the investment performance of the Fund. After completing this review, the Team makes a collective decision regarding the Fund’s investments.

Sub-Adviser:  Bank of Ireland Asset Management (U.S.) Limited

Bank of Ireland Asset Management (U.S.) Limited (“BIAM (U.S)” or the “Sub-Adviser”) has been the sub-adviser to the International Equity Fund since February 6, 2002.

For the services provided and expenses assumed under the Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser a monthly management fee at an annual rate of 0.45% of the first $50 million of the average daily net assets of the Fund, 0.40% of the next $50 million of average daily net assets of the Fund and 0.30% of the average daily net assets of the Fund in excess of $100 million. The Adviser is entitled to receive a management fee for its services to the Fund at the rate of 1.50% of average daily net assets. It is currently waiving at least 0.71% of these fees and the Fund is actually paying the Adviser no more than 0.79% of the Fund’s average daily net assets. The Adviser pays the Sub-Adviser’s fee out of the management fees it receives from the Fund.

BIAM (U.S.) is a wholly-owned indirect subsidiary of the Bank of Ireland Group. The address of BIAM (U.S.)’s office in the United States is 75 Holly Hill Lane, Greenwich, CT 06830; its head office is located at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM (U.S.) was established in 1987. BIAM (U.S.)’s affiliate, Bank of Ireland Asset Management Limited, with which BIAM (U.S.) shares resources, including investment advisory and account support personnel, has 37 years of experience as a global investment adviser. As of November 30, 2004, BIAM (U.S.) had approximately $         billion in assets under management on behalf of North American clients, and, together with its affiliates, Bank of Ireland Asset Management (BIAM), had approximately $         billion under management worldwide for individual and institutional accounts.

Administrator:  Goldman Sachs Asset Management (“GSAM” or the “Administrator”)

GSAM serves as Administrator of each of the Funds. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM is a unit of the Investment Management Division of Goldman, Sachs & Co., the Distributor of the Funds.

Distributor:  Goldman, Sachs & Co. (“Goldman” or the “Distributor”)

Shares of each Fund are sold on a continuous basis by Goldman as Distributor. Goldman is located at 85 Broad Street, New York, New York 10004.

Transfer Agent:  State Street Bank And Trust Company (“State Street” or the “Transfer Agent”)

State Street has delegated its responsibilities as Transfer Agent to its affiliate, Boston Financial Data Services (“BFDS”). State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. BFDS is located at 330 W. 9th Street, Kansas City, Missouri 64105.

Custodian:  State Street Bank And Trust Company (the “Custodian”)

State Street also serves as the Custodian of each of the Funds.

PAGE 92 The Commerce Funds

How Can I Contact The Commerce Funds?

If you would like more information about The Commerce Funds, you may request the following documents:

Statement of Additional Information

The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this prospectus.

Securities and Exchange Commission Reports

You can review and copy, after paying a duplicating fee, the reports of the Funds and the SAI by writing to the SEC’s Public Reference Section, Washington, D.C. 20459-0102 or by electronic request to: publicinfo@sec.gov or by visiting the Public Reference Room. Call the SEC at 1-202-942-8090 for information on operation of the public reference room.You can get copies of this information for free on the SEC’s EDGAR database at http://www.sec.gov.

Annual and Semi-Annual Reports

The Funds’ annual and semi-annual reports contain additional information about the Funds’ investments.The annual report also discusses market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.To make shareholder inquiries or to receive free copies of the SAI and the annual and semi-annual reports, contact The Commerce Funds in writing, via the World Wide Web, or by telephone, as listed below.You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website listed below.

P.O. Box 219525

Kansas City, Missouri 64121-9525

www.commercefunds.com

1-800-995-6365

CB5998 2/04	(8 a.m. – 5 p.m. CST)	530151

The Funds’ investment company registration number is 811-8598.

The Commerce Funds

Service Shares Prospectus

, 2005

The Core Equity Fund

The Growth Fund

The Value Fund

The MidCap Growth Fund

The International Equity Fund

The Asset Allocation Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus.Any representation to the contrary is a criminal offense.

The Commerce Funds PAGE 1

The Commerce Funds

What These Funds Are:

These Funds are mutual funds. A mutual fund is a pooled investment that gives you an opportunity to participate in financial markets. Each Fund is professionally managed. Each Fund has stated goals that it attempts to reach. However, as with all mutual funds, none of these Funds can offer guaranteed results. You could lose money in these Funds.

The Commerce Funds consists of eleven investment portfolios, each of which has a separate pool of assets with separate investment objectives and policies. This Prospectus offers Service Shares of The Commerce Funds.

The Core Equity Fund

The Growth Fund

The Value Fund

The MidCap Growth Fund

The International Equity Fund

The Asset Allocation Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

What These Funds Are Not:

An investment in any of these Funds is not a bank deposit. Your investment is not insured or guaranteed by the FDIC or any other agency of the government.

PAGE 2 The Commerce Funds

Core Equity Fund

Please see the table on page 67 for more detailed information about the investment practices of the Core Equity Fund and the risks associated with those practices.

Investment Objective

•	Seeks capital appreciation and, secondarily, current income.

Primary Investment Strategies

•	Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in stocks, primarily common stock. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

•	Invests principally in stocks of companies whose valuation and earnings potentials are attractive.

•	Using a combination of quantitative and fundamental analysis, the Fund seeks a blend of companies either selling below fair value or producing strong earnings leading to future capital appreciation.

•	Generally purchases common stock of companies whose characteristics are comparable to those included in the S&P 500 Index (“Index”). The capitalization range of the Index was $ million to $ billion as of December 31, 2004.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

continued

The Commerce Funds PAGE 3

Core Equity Fund (continued)

Core Equity Fund Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average total returns of the Service Shares compare to those of a broad-based securities market index. Of course, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 3.50% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 3.50% had been included in the total return reflected in the bar chart, performance would have been reduced.

The performance of the Fund prior to December 26, 2000 is represented by the performance of the Personal Stock Fund (the “Common Trust Fund”), the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines and investment limitations as the Fund. However, the Common Trust Fund was not registered under the Investment Company Act of 1940 (the “Act”) and therefore was not subject to certain investment restrictions imposed by the Act. If the Common Trust Fund had been registered under the Act, the performance shown for the period prior to December 26, 2000 may have been adversely affected. The total return calculations in the bar chart and table for the period prior to December 26, 2000 have been restated to include the expenses of the Service Class but do not include waived fees or reimbursed expenses. The total return calculations in the bar chart and table for the period after December 26, 2000 reflect expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q4 ‘98 +24.73% Worst Quarter* Q3 ‘02 –15.85%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

PAGE 4 The Commerce Funds

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years		10 Years
Returns Before Taxes	%	%		%
Returns After Taxes on Distributions	%	N/A	**	N/A	**
Returns After Taxes on Distributions and Sale of Shares	%	N/A	**	N/A	**
S&P 500® Index*	%	%		%

*	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Index of 500 stocks, an unmanaged index of common stock prices and is a widely recognized common measure of the overall U.S. stock market. The Index figures do not reflect any deduction for fees, taxes or expenses.
**	After-tax return information not available for the Fund prior to registration.

continued

The Commerce Funds PAGE 5

Core Equity Fund (continued)

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Core Equity Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (3)	0.06%
Other Operating Expenses	0.25%
Total Other Expenses		0.31%

Total Annual Fund Operating Expenses (4)		1.31%
Less: Fee Waiver (5)		0.02%

Net Annual Fund Operating Expenses		1.29%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(4)	The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the Core Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.38% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(5)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$477	$749	$1,041	$1,872

PAGE 6 The Commerce Funds

Core Equity Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31			12/26/2000(d) through 10/31/2001
Service Shares	2004	2003	2002
Net asset value, beginning of period		$12.57	$14.70	$18.00

Income (loss) from investment operations:
Net investment income(b)		0.06	0.06	—
Net realized and unrealized gain (loss)		1.89	(2.13)	(3.30)

Total from investment operations		1.95	(2.07)	(3.30)

Distributions to shareholders:
From net investment income		(0.06)	(0.06)	—
From net realized gains		—	— (e)	—

Total distributions		(0.06)	(0.06)	—

Net asset value, end of period		$14.46	$12.57	$14.70

Total return(a)		15.55%	(14.11)%	(18.25)%
Net assets at end of period (in 000’s)		$65	$40	$34
Ratio of net expenses to average net assets		1.29%	1.23%	1.23%	(c)
Ratio of net investment loss to average net assets		0.46%	0.44%	(0.02)%	(c)
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.31%	1.25%	1.25%	(c)
Ratio of net investment income (loss) to average net assets		0.44%	0.42%	(0.04)%	(c)
Portfolio turnover rate		43%	23%	32%

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Annualized.
(d)	Commencement of operations.
(e)	Amount is less than $0.005 per share.

The Commerce Funds PAGE 7

Growth Fund

Please see the table on page 67 for more detailed information about the investment practices of the Growth Fund and the risks associated with those practices.

Investment Objective

•	Seeks capital appreciation.

Primary Investment Strategies

•	Under normal market conditions, invests at least 65% of its total assets in stocks, primarily common stock.

•	Using a combination of quantitative and fundamental analysis, the Fund invests principally in stocks of companies that show above-average growth in earnings. The Fund’s Adviser believes that investing in companies with strong earnings growth will lead to future capital appreciation.

•	Generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Growth Index (“Index”). The capitalization range of the Index was $ million to $ billion as of December 31, 2004.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

PAGE 8 The Commerce Funds

Growth Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 3.50% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 3.50% had been included in the total return reflected in the bar chart, performance would have been reduced. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q4 ‘98 +24.91% Worst Quarter* Q3 ‘01 –18.74%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 9

Growth Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	Since Inception (1/2/97)
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Russell 1000® Growth Index*	%	%	%

*	The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

PAGE 10 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Growth Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (3)	0.10%
Other Operating Expenses	0.29%
Total Other Expenses		0.39%

Total Annual Fund Operating Expenses (4)		1.39%
Less: Fee Waiver and Expense Reimbursement (4)(5)		0.02%

Net Annual Fund Operating Expenses		1.37%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(4)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2005, to 1.38% of the Fund’s average daily net assets.
(5)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$485	$773	$1,082	$1,958

continued

The Commerce Funds PAGE 11

Growth Fund (continued)

Growth Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Service Shares	2004	2003		2002		2001		2000
Net asset value, beginning of year		$17.27		$19.80		$38.04		$38.07

Income (loss) from investment operations:
Net investment loss		(0.09	)(b)	(0.11	)(b)	(0.15	)(b)	(0.24	)(b)
Net realized and unrealized gain (loss)		2.97		(2.42)		(10.82)		4.15

Total from investment operations		2.88		(2.53)		(10.97)		3.91

Distributions to shareholders:
From net realized gains		—		—		(7.27)		(3.94)

Total distributions		—		—		(7.27)		(3.94)

Net asset value, end of year		$20.15		$17.27		$19.80		$38.04

Total return(a)		16.68%		(12.73)%		(34.00)%		10.59%
Net assets at end of year (in 000’s)		$5,513		$5,015		$7,711		$13,747
Ratio of net expenses to average net assets		1.37%		1.37%		1.36%		1.31%
Ratio of net investment income (loss) to average net assets		(0.49)%		(0.58)%		(0.60)%		(0.62)%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.39%		1.39%		1.38%		1.32%
Ratio of net investment income (loss) to average net assets		(0.51)%		(0.60)%		(0.62)%		(0.61)%
Portfolio turnover rate		60%		53%		47%		50%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charges. Total return would be reduced if sales charges were taken into account. Returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

PAGE 12 The Commerce Funds

Value Fund

Please see the table on page 67 for more detailed information about the investment practices of the Value Fund and the risks associated with those practices.

Investment Objective

•	Seeks capital appreciation and, secondarily, current income.

Primary Investment Strategies

•	Under normal market conditions, invests at least 65% of its total assets in stocks, primarily common stock.

•	Using a combination of quantitative and fundamental analysis, the Fund invests principally in stocks of companies that are selling below fair market value compared to their future potential. The Fund seeks a higher return than the Russell 1000 Value Index (“Index”) over time as the stocks it purchases rise in price to more normal valuations. The Fund utilizes a broadly diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income.

•	Generally purchases common stock of companies whose characteristics are comparable to those included in the Index. The capitalization range of the Index was $ million to $ billion as of December 31, 2004.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

continued

The Commerce Funds PAGE 13

Value Fund (continued)

Value Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 3.50% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 3.50% had been included in the total return reflected in the bar chart, performance would have been reduced. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q2 ‘03 +13.95% Worst Quarter* Q3 ‘98 –19.83%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

PAGE 14 The Commerce Funds

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	Since Inception (3/3/97)
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Russell 1000® Value Index*	%	%	%

*	The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

continued

The Commerce Funds PAGE 15

Value Fund (continued)

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Value Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (3)	0.06%
Other Operating Expenses	0.33%
Total Other Expenses		0.39%

Total Annual Fund Operating Expenses (4)		1.39%
Less: Fee Waiver (5)		0.02%

Net Annual Fund Operating Expenses		1.37%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(4)	The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes, distribution fees and extraordinary expenses, during the current fiscal year to the extent necessary for the Value Fund to maintain Total Annual Fund Operating Expenses of not more than 1.45% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(5)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$485	$773	$1,082	$1,958

PAGE 16 The Commerce Funds

Value Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Service Shares	2004	2003	2002	2001	2000
Net asset value, beginning of year		$18.08	$21.05	$24.88	$21.41

Income from investment operations:
Net investment income		0.20(b )	0.19 (b)	0.16 (b)	0.12 (b)
Net realized and unrealized gain (loss)		2.85	(2.99)	(2.92)	3.45

Total from investment operations		3.05	(2.80)	(2.76)	3.57

Distributions to shareholders:
From net investment income		(0.20)	(0.17)	(0.15)	(0.10)
From net realized gains		—	—	(0.92)	—

Total distributions		(0.20)	(0.17)	(1.07)	(0.10)

Net asset value, end of year		$20.93	$18.08	$21.05	$24.88

Total return(a)		16.99%	(13.37)%	(11.39)%	16.72%
Net assets at end of year (in 000’s)		$584	$567	$878	$1,067
Ratio of net expenses to average net assets		1.37%	1.31%	1.33%	1.38%
Ratio of net investment income to average net assets		1.07%	0.89%	0.67%	0.52%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.39%	1.33%	1.35%	1.40%
Ratio of net investment income to average net assets		1.05%	0.87%	0.65%	0.51%
Portfolio turnover rate		76%	72%	65%	88%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charges. Total return would be reduced if sales charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

The Commerce Funds PAGE 17

MidCap Growth Fund

Please see the table on page 67 for more detailed information about the investment practices of the MidCap Growth Fund and the risks associated with those practices.

                                    [GRAPHIC]
Investment Objective

•	Seeks capital appreciation.

Primary Investment Strategies

•	Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in mid-cap issuers. These issuers will have public stock market capitalization within the range of the market capitalization of companies constituting the Russell Midcap Growth Index (“Index”) at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Index was $ million to $ billion as of December 31, 2004.

•	Using a combination of quantitative and fundamental analysis, the Fund invests principally in stocks of companies that show the potential for above-average earnings growth. The Fund seeks capital appreciation by investing in companies that exhibit high rates of profitability, earnings growth and corporate reinvestment.

•	The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by this Fund may not perform as well as other types of stocks.

Mid-Cap and Small-Cap Risk:  Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, this Fund’s net asset value may be subject to rapid and substantial changes.

PAGE 18 The Commerce Funds

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Portfolio Turnover Risk:  The Fund may buy and sell investments relatively often which could hinder performance due to higher expenses and increased taxes realized by the portfolio.

MidCap Growth Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of a Fund’s Service Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 3.50% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 3.50% had been included in the total return reflected in the bar chart, performance would have been reduced. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q4 ‘01 +24.28% Worst Quarter* Q3 ‘01 –30.23%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 19

MidCap Growth Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	Since Inception (1/2/97)
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Russell Midcap® Growth Index*	%	%	%

*	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

PAGE 20 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	MidCap Growth Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (3)	0.08%
Other Operating Expenses	0.41%
Total Other Expenses		0.49%

Total Annual Fund Operating Expenses		1.49%
Less: Fee Waiver (4)		0.02%

Net Annual Fund Operating Expenses		1.47%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(4)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$494	$803	$1,133	$2,066

continued

The Commerce Funds PAGE 21

MidCap Growth Fund (continued)

MidCap Growth Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Service Shares	2004	2003	2002	2001	2000
Net asset value, beginning of year		$18.10	$21.04	$43.11	$39.75

Income from investment operations:
Net investment loss(b)		(0.18)	(0.24)	(0.32)	(0.44)
Net realized and unrealized gain (loss)		5.20	(2.70)	(17.32)	9.82

Total from investment operations		5.02	(2.94)	(17.64)	9.38

Distributions to shareholders:
From net realized gains		—	—	(4.43)	(6.02)

Net asset value, end of year		$23.12	$18.10	$21.04	$43.11

Total return(a)		27.73%	(13.97)%	(44.24)%	25.88%
Net assets at end of year (in 000’s)		$1,474	$1,203	$2,228	$4,340
Ratio of net expenses to average net assets		1.47%	1.45%	1.39%	1.39%
Ratio of net investment loss to average net assets		(0.95)%	(1.15)%	(1.13)%	(1.05)%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.49%	1.47%	1.41%	1.40%
Ratio of net investment loss to average net assets		(0.97)%	(1.17)%	(1.15)%	(1.04)%
Portfolio turnover rate		89%	93%	124%	112%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charges. Total return would be reduced if sales charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

PAGE 22 The Commerce Funds

International Equity Fund

Investment Objective

•	Seeks total return with an emphasis on capital growth.

Primary Investment Strategies

•	Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of common stocks in established companies that conduct their principal activities or are located outside the United States or whose securities are traded in foreign markets. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

•	The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of Western Europe and the Far East. However, the Fund may emphasize investments in any particular region or regions from time to time when the growth potential is attractive. The Fund will invest in emerging markets, such as Latin America, on an opportunistic basis.

•	The Fund focuses on purchasing securities of large and, to a lesser extent, medium-sized companies, although stocks may be purchased without regard to a company’s market capitalization. Stocks of medium-sized companies will be purchased on an opportunistic basis.

•	The Fund focuses on investing in stocks that are underpriced on an absolute and peer relative basis. The Fund favors companies with one or more of the following characteristics: leading market positions; attractive business niche; strong franchise or natural monopoly; technological leadership or proprietary advantages; seasoned management; earnings growth and cash flow sufficient to support growing dividends; and healthy balance sheets with relatively low debt.

•	While investing with an awareness of the global economic backdrop and the outlook for individual countries, the Fund focuses on bottom-up stock selection. Country allocation is driven by stock selection, though the Fund may limit investments in markets that lack economic or political stability.

continued

The Commerce Funds PAGE 23

Please see the table on page 67 for more detailed information about the investment practices of the International Equity Fund and the risks associated with those practices.

International Equity Fund (continued)

•	May invest freely in securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate which means that you could lose money. International funds, in general, have volatile net asset values. The Fund may not be an appropriate investment if you cannot bear financially the loss of at least a significant portion of your investment.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund’s net asset value may fluctuate with movements in the various international equity markets.

Management Risk:  A strategy used by the Sub-Adviser may fail to produce the intended results. The Sub-Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance in rising markets.

Currency Risk:  This risk refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund’s holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are unpredictable and it is not possible to hedge effectively the currency risks of many developing countries.

Foreign Risk:  Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries or changes in the value of foreign currency can make it harder for the Fund to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Also, the costs of investing abroad are usually higher than those of investing within the United States. Investments outside the United States could be subject to governmental actions, such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of high taxes. If the Fund has invested a higher percentage of its total assets in a particular region, changes affecting that region may have a significant impact on the Fund’s overall portfolio.

Emerging Market Risk:  To the extent that the Fund has investments in emerging market countries, it will potentially be subject to abrupt and severe price declines. Investments in these countries are much riskier than those in mature countries. Fund performance will likely be negatively affected by, among other things, portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.

PAGE 24 The Commerce Funds

Mid-Cap Risk:  Investing in securities of mid-sized companies may be riskier than investing in larger, more established companies. Mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

International Equity Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 3.50% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 3.50% had been included in the total return reflected in the bar chart, performance would have been reduced. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q4 ‘99 +22.67% Worst Quarter* Q3 ‘02 –21.45%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 25

International Equity Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	Since Inception (1/2/97)
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
MSCI® EAFE® Index*	%	%	%

*	The unmanaged MSCI ® EAFE ® Index (unhedged) is a market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The Index figures do not reflect any deduction for fees, taxes or expenses.

PAGE 26 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	International Equity Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees (2)		2.00%
Annual Fund Operating Expenses (3) (expenses deducted from Fund assets)
Management Fees (4)		1.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (5)	0.06%
Other Operating Expenses	0.42%
Total Other Expenses		0.48%

Total Annual Fund Operating Expenses (6)		2.23%
Less: Fee Waivers (4)(7)		0.73%

Net Annual Fund Operating Expenses		1.50%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	A redemption fee of 2.00% may be assessed on the proceeds of redemptions or exchanges within 30 days of the date of purchase. For more information on the redemption fee see “What Are My Options For Changing My Investment Within The Commerce Funds?”, “Redeeming Service Shares” and “General Policies.”
(3)	The Fund’s annual operating expenses are based on actual expenses.
(4)	The Adviser has contractually agreed to waive a portion of its management fees, at least until October 31, 2005. As a result of this fee waiver, Management Fees will be approximately 0.79% of average daily net assets.
(5)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(6)	The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the International Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.97% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(7)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$497	$955	$1,439	$2,770

continued

The Commerce Funds PAGE 27

International Equity Fund (continued)

International Equity Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Service Shares	2004	2003	2002	2001		2000
Net asset value, beginning of year		$14.47	$16.87	$26.37		$27.30

Income from investment operations:
Net investment income (loss)		0.18 (b)	0.02 (b)	(0.06	)(b)	(0.08	)(b)
Net realized and unrealized gain (loss)		2.06	(2.42)	(6.81)		0.44

Total from investment operations		2.24	(2.40)	(6.87)		0.36

Distributions to shareholders:
From net investment income		(0.02)	—	—		—
From net realized gains		—	—	(2.63)		(1.29)

Total distributions		(0.02)	—	(2.63)		(1.29)

Net asset value, end of year		$16.69	$14.47	$16.87		$26.37

Total return(a)		15.47%	(14.23)%	(28.63)%		1.03%
Net assets at end of year (in 000’s)		$407	$382	$516		$768
Ratio of net expenses to average net assets		1.50%	1.80%	1.72%		1.60%
Ratio of net investment income (loss) to average net assets		1.19%	0.12%	(0.30)%		(0.29)%
Ratios assuming no expenses reductions:
Ratio of expenses to average net assets		2.23%	2.43%	2.30%		2.17%
Ratio of net investment loss to average net assets		0.46%	(0.51)%	(0.88)%		(0.84)%
Portfolio turnover rate		24%	98%	33%		47%

(a)	Assumes investment of the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

PAGE 28 The Commerce Funds

Asset Allocation Fund

Investment Objective

•	Seeks total return through capital appreciation and current income. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Primary Investment Strategies

•	Asset allocation is the practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage. The Fund seeks to achieve its investment objective by investing in a combination of underlying funds for which the Adviser now or in the future acts as investment adviser. The Fund may also invest in other unaffiliated underlying funds. All the underlying funds together are referred to below as the “Underlying Funds.”

•	The Commerce Asset Allocation Fund is weighted to stock fund investments (the “Underlying Equity Funds”), while adding a sufficient amount of bond fund investments (the “Underlying Fixed-Income Funds”) to add diversification, enhance income and reduce volatility. Under normal market conditions, approximately 60% of the Fund’s total assets will be allocated among Underlying Equity Funds and approximately 40% will be allocated to Underlying Fixed-Income Funds.

•	The Adviser expects that the Fund will invest a relatively significant percentage of its equity allocation in the Commerce Growth Fund and Commerce Value Fund and will invest a smaller percentage in the Commerce MidCap Growth Fund and the Commerce International Equity Fund. It is expected that the fixed-income portion will be invested in the Commerce Bond Fund. Generally, the Fund does not intend to invest over 15% of the Fund’s total assets in a non-affiliated fund.

•	For a description of the Underlying Commerce Funds, please refer to the relevant sections of this Prospectus.

continued

The Commerce Funds PAGE 29

Please see the table on page 67 for more detailed information about the investment practices of the Asset Allocation Fund and the risks associated with those practices.

Asset Allocation Fund (continued)

The Fund seeks to achieve its investment objective by investing within specified equity and fixed-income ranges among the Underlying Funds. The table below illustrates the current Underlying Equity/Fixed-Income Fund allocation targets:

Equity/Fixed-Income Target (Percentage of the Fund’s Total Assets)

Allocation of Fund’s Assets	Target	Range
Equity	60%	42-75%
Fixed-Income	40%	25-58%

The Fund will invest in particular Underlying Funds based on various criteria. Among other things, the Adviser’s Investment Policy Team will analyze the Underlying Funds’ respective investment styles, investment objectives, policies and investment strategies in order to determine which affiliated Underlying Funds, in combination with other non-affiliated Underlying Funds, are appropriate. This analysis is conducted as part of the Team’s formal review of market conditions and incorporates an analysis of expected returns of the different asset classes.

The Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying Funds in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds within the percentage targets described above.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED-INCOME TARGETS AND RANGES AND THE INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL.

If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

Primary Risks of Investing in the Fund

Allocation Risk:  While the Fund can invest in any or all of the Underlying Funds, it is expected that the Fund will normally invest in only some of the Underlying Funds at any particular time. The Fund’s investment in any one of the Underlying Funds may, and in some cases is expected to, exceed 25% of the Fund’s total assets.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. While the Fund offers a greater level of diversification than many other types of mutual funds, a single fund may not provide a complete investment program for an investor. There can be no assurance that the Fund will achieve its investment objective.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Underlying Funds to fluctuate. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results. A strategy used by the Adviser to invest in one or more of the Underlying Funds may fail to produce the intended results.

PAGE 30 The Commerce Funds

Investing in the Underlying Funds:  The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser. The value of the Underlying Funds’ investments, and the net asset values of the shares of both the Fund and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objectives of the Underlying Funds will be achieved.

Investments of the Underlying Funds:  Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. The Fund may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Fund may also invest in Underlying Funds that invest in mid and small capitalization stocks, which may be riskier than investing in larger, more established companies. The Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit risk, interest rate risk and maturity risk. Credit risk is the risk that an issuer may default on its payment obligations. Interest rate risk is the risk that the market value of fixed-income securities can go up when interest rates go down and go down when interest rates go up. Maturity risk is the risk that an Underlying Fund will not necessarily hold its securities to maturity, which could result in a loss of principal. The Underlying Funds will also be subject to call risk (the risk that when interest rates decline an issuer may exercise a right to pay principal on an obligation earlier than expected) and extension risk (the risk that when interest rates rise an issuer may exercise a right to pay principal on an obligation later than expected). The Fund may invest in Underlying Funds that invest in asset-backed securities, which may involve a greater chance of default during periods of economic downturn than other securities and may be less liquid and more difficult to value and liquidate.

Expenses:  You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Additional Investments of the Underlying Funds:  The Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts (“REITs”) and other issuers in the real estate industry; purchase restricted and illiquid

continued

The Commerce Funds PAGE 31

Asset Allocation Fund (continued)

securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices.

Affiliated Persons:  In managing the Fund, the Adviser will have the authority to select and substitute Underlying Funds. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing certain of the Underlying Funds. The Trustees and officers of The Commerce Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.

PAGE 32 The Commerce Funds

Asset Allocation Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 3.50% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 3.50% had been included in the total return reflected in the bar chart, performance would have been reduced. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q2 ‘03 +9.26% Worst Quarter* Q1 ‘03 –2.21%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 33

Asset Allocation Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	Since Inception (9/27/02)
Returns Before Taxes	%	%
Returns After Taxes on Distributions	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%
Russell 1000 Index*	%	%
Asset Allocation Composite Index (current)**	%	%
Asset Allocation Composite Index (prior)**

*	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index based on market capitalization. The Index figures do not reflect any deduction for fees, taxes, or expenses.
**	The Asset Allocation Composite Index (“Composite Index”) is a hypothetical representation prepared by the Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Composite Index (prior) was comprised of the Russell 1000 Index (48%), the Lehman Brothers Aggregate Bond Index (40%) and the MSCI EAFE Index (12%). The weighting of the index has been revised to more closely track the Fund’s investment strategy so that the Composite Index (current) is comprised of the Russell 1000 Index (50%), the Lehman Brothers Aggregate Bond Index (40%) and MSCI EAFE Index (10%). The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The MSCI EAFE Index (unhedged) is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The Composite Index figures do not reflect any deduction for fees, taxes or expenses.

PAGE 34 The Commerce Funds

Fees and Expenses

The following information shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Asset Allocation Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2)
(expenses deducted from Fund assets)
Management Fees (for asset allocation) (3)		0.20%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (4)	0.14%
Other Operating Expenses	1.05%
Total Other Expenses		1.19%

Total Annual Fund Operating Expenses (5)		1.64%
Less: Fee Waivers and Reimbursements (3)(5)(6)		1.04%

Net Annual Fund Operating Expenses		0.60%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses have been restated to reflect amounts expected to be incurred for the current fiscal year.
(3)	The Adviser has contractually agreed to waive its entire management fee, at least until October 31, 2005.
(4)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(5)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses and Underlying Fund expenses, at least until October 31, 2005, to 0.60% of the Fund’s average daily net assets.
(6)	The Administrator has contractually agreed to waive the administration fee to 0.08% of average daily net assets, at least until October 31, 2005.

Underlying Fund Fees

(fees paid indirectly from your investment)

Fees of the Underlying Funds are reflected in the Underlying Funds’ performance, and thus indirectly in Fund performance. These fees are approximately 0.98% of the Asset Allocation Fund’s average net assets based on current allocation targets, and may fluctuate.

continued

The Commerce Funds PAGE 35

Asset Allocation Fund (continued)

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s expenses remain the same. In addition, the Underlying Fund fees of 0.98% are included. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$505	$1,042	$1,604	$3,131

Asset Allocation Fund Financial Highlights

The following table describes the Fund’s performance for the period indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during the time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

Service Shares	Year Ended 10/31/04	Year Ended 10/31/03	9/27/02(e) through 10/31/02
Net asset value, beginning of period		$18.48	$18.00

Income from investment operations:
Net investment income(b)		0.34	0.03
Net realized and unrealized gain		1.93	0.45

Total from investment operations		2.27	0.48

Distributions to shareholders:
From net investment income		(0.32)	—
From net realized gains		(0.02)	—

Total distributions		(0.34)	—

Net asset value, end of period		$20.41	$18.48

Total return(a)		12.40%	2.67%
Net assets at end of period (in 000’s)		$437	$428
Ratio of net expenses to average net assets(d)		0.60%	0.60%	(c)
Ratio of net investment income (loss) to average net assets		1.82%	1.93%	(c)
Ratios assuming no expenses reductions:
Ratio of expenses to average net assets(d)		2.54%	81.59%	(c)
Ratio of net investment loss to average net assets		(0.12)%	(79.06)%	(c)
Portfolio turnover rate		47%	—

(a)	Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Annualized.
(d)	Expense ratios exclude expenses of the Underlying Funds.
(e)	Commencement of operations.

PAGE 36 The Commerce Funds

Bond Fund

Duration is a linear measure of interest rate risk. For example, a portfolio with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 2%. A portfolio with a duration of 4 years would be twice as volatile as a portfolio with a duration of 2 years.

Please see the table on page 67 for more detailed information about the investment practices of the Bond Fund and the risks associated with those practices.

Investment Objective

•	Seeks total return through current income and, secondarily, capital appreciation.

Primary Investment Strategies

•	Security Types: Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in bonds. In seeking current income and capital appreciation, the Fund invests in a diversified portfolio of investment-grade corporate debt obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days’ notice before changing its 80% investment policy. The Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities.

•	Credit Quality: Invests at least 65% of its total assets in bonds rated at the time of purchase A– or better by one of the four major ratings services or considered by the Adviser to be of equivalent quality. The market-weighted average credit rating of the Fund’s entire portfolio will be AA–/Aa3 or better.

•	Maturity Distribution: To achieve capital appreciation, the Fund’s average effective duration will be within 30% of the Lehman Brothers Aggregate Bond Index (“Index”), although the Fund has no restriction on the maximum or minimum duration of any individual security it holds. For example, if the duration of the Index were 4.5 years, the Fund’s assets would have a duration of between 3.15 years and 5.85 years. The duration of the Fund was years as of December 31, 2004.

Primary Risks of Investing in the Fund

U.S. Government Securities Risk:   U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association

continued

The Commerce Funds PAGE 37

Bond Fund (continued)

(“GNMA”)), (ii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association (“FNMA”)), or (iii) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation (“FHLMC”)). Although many U.S. Government securities purchased by the Fund, such as those issued by the FNMA, FHLMC and the Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and therefore are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Mortgage-Backed Risk:  Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks, that include price volatility, liquidity, and enhanced sensitivity to interest rates. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities in which the Fund may invest include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) and FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). As stated under “U.S. Government Securities Risk,” unlike Ginnie Maes, Fannie Maes and Freddie Macs are not backed by or entitled to the full faith and credit of the United States.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.

Interest Rate Risk:  Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund’s share price will go up or down in response to interest rate changes.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond’s credit rating could be downgraded. The Fund could lose money in either of these instances. The Fund may invest up to 35% of its assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher-rated obligations.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Maturity Risk:  The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Asset-Backed Risk:  Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may

PAGE 38 The Commerce Funds

happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Extension Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities.

Prepayment Risk:  Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Bond Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 3.50% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 3.50% had been included in the total return reflected in the bar chart, performance would have been reduced. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q3 ‘01 +4.66% Worst Quarter* Q2 ‘99 –1.22%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 39

Bond Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	Since Inception (1/2/97)
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Lehman Brothers Aggregate Bond Index*	%	%	%

*	The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect any deduction for fees, taxes or expenses.

PAGE 40 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Bond Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (3)	0.05%
Other Operating Expenses	0.26%
Total Other Expenses		0.31%

Total Annual Fund Operating Expenses (4)		1.06%
Less: Fee Waiver (5)		0.02%

Net Annual Fund Operating Expenses		1.04%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(4)	The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes, distribution fees and extraordinary expenses, during the current fiscal year to the extent necessary for the Bond Fund to maintain Total Annual Fund Operating Expenses of not more than 1.13% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(5)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$452	$673	$912	$1,597

continued

The Commerce Funds PAGE 41

Bond Fund (continued)

Bond Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Service Shares	2004	2003	2002		2001	2000
Net asset value, beginning of year		$19.10	$19.73		$18.35	$18.57

Income from investment operations:
Net investment income		0.90(b )	1.03	(b)(c)	1.11 (b)	1.11 (b)
Net realized and unrealized gain (loss)		(0.25)	(0.58	)(c)	1.46	(0.15)

Total from investment operations		0.65	0.45		2.57	0.96

Distributions to shareholders:
From net investment income		(1.01)	(1.08)		(1.17)	(1.14)
In excess of net investment income		—	—		(0.02)	—
From net realized gains		—	—		—	(0.04)

Total distributions		(1.01)	(1.08)		(1.19)	(1.18)

Net asset value, end of year		$18.74	$19.10		$19.73	$18.35

Total return(a)		3.45%	2.38%		14.41%	5.44%
Net assets at end of year (in 000s)		$1,165	$1,371		$1,299	$1,181
Ratio of net expenses to average net assets		1.04%	0.97%		0.98%	1.06%
Ratio of net investment income to average net assets		4.72%	5.34%	(c)	5.86%	6.10%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.06%	0.99%		1.00%	1.06%
Ratio of net investment income to average net assets		4.70%	5.32%	(c)	5.84%	6.10%
Portfolio turnover rate		26%	34%		30%	26%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charges. Total return would be reduced if sales charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.26%. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

PAGE 42 The Commerce Funds

Short-Term Government Fund

Please see the table on page 67 for more detailed information about the investment practices of the Short-Term Government Fund and the risks associated with those practices.

Investment Objective

•	Seeks current income consistent with preservation of principal.

Primary Investment Strategies

The Fund employs the following strategies in an effort to achieve current income and principal preservation:

•	Security Types: Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds) and government mortgage-backed securities (pools of mortgage loans sold to investors by various governmental agencies). The Fund may also purchase other mortgage-backed securities, which are sold by private issuers. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

•	The market-weighted average credit rating of the Fund’s entire portfolio is expected to be Aa3 or better.

•	Maturity Distribution: Emphasizes purchasing short-term bonds. The Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities that have average lives or remaining maturities of five years or less.

•	Actively manages maturities to take advantage of changes in interest rates. The dollar-weighted average maturity of the Fund’s investments will not exceed three years.

Primary Risks of Investing in the Fund

U.S. Government Securities Risk:  Most of the securities in which the Fund invests are not backed by the full faith and credit of the U.S. Government. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury (such as

continued

The Commerce Funds PAGE 43

Short-Term Government Fund (continued)

obligations of the Government National Mortgage Association (“GNMA”)), (ii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association (“FNMA”)), or (iii) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation (“FHLMC”)). Although many U.S. Government securities purchased by the Fund, such as those issued by the FNMA, FHLMC and the Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and therefore are not backed by the full faith and credit of the Untied States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Mortgage-Backed Risk:  Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks, that include price volatility, liquidity and enhanced sensitivity to interest rates. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities in which the Fund may invest include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), FNMA guaranteed Mortgage-Pass Through Certificates (also known as “Fannie Maes”) and FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). As stated under “U.S. Government Securities Risk,” unlike Ginnie Maes, Fannie Maes and Freddie Macs are not backed by or entitled to the full faith and credit of the United States.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.

Interest Rate Risk:  Generally, the market value of fixed-income securities in the Fund can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund’s share price will go up or down in response to interest rate changes.

Credit Risk:  An issuer of fixed-income securities could default on its obligation to pay interest and repay principal. A bond’s credit rating could be downgraded. The Fund could lose money in either of these instances.

Management Risk:  A strategy used by the Adviser could fail to produce the intended results.

Maturity Risk:  The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to

PAGE 44 The Commerce Funds

recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Extension Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities.

Prepayment Risk:  Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Short-Term Government Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 2.00% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 2.00% had been included in the total return reflected in the bar chart, performance would have been reduced. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q3 ‘01 +3.94% Worst Quarter* Q3 ‘03 –0.31%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 45

Short-Term Government Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years	Since Inception (1/2/97)
Returns Before Taxes	%	%	%
Returns After Taxes on Distributions	%	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%	%
Citigroup 1-5 Year Treasury/Government Sponsored Index*	%	%	%

*	The Citigroup 1-5 Year Treasury/Government Sponsored Index, formerly known as the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index, is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

PAGE 46 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Short-Term Government Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		2.00%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (3)	0.06%
Other Operating Expenses	0.25%
Total Other Expenses		0.31%

Total Annual Fund Operating Expenses (4)		1.06%
Less: Fee Waiver and Expense Reimbursement (4)(5)		0.13%

Net Annual Fund Operating Expenses		0.93%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(4)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2005, to 0.93% of the Fund’s average daily net assets.
(5)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$293	$518	$761	$1,457

continued

The Commerce Funds PAGE 47

Short-Term Government Fund (continued)

Short-Term Government Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31
Service Shares	2004	2003	2002		2001	2000
Net asset value, beginning of year		$19.06	$19.21		$18.11	$18.07

Income from investment operations:
Net investment income		0.47 (b)	0.78	(b)(c)	0.98 (b)	0.98 (b)
Net realized and unrealized gain (loss)		(0.24)	(0.04	)(c)	1.10	0.05

Total from investment operations		0.23	0.74		2.08	1.03

Distributions to shareholders:
From net investment income		(0.75)	(0.89)		(0.98)	(0.99)
From net realized gains		—	—		—	—

Total distributions		(0.75)	(0.89)		(0.98)	(0.99)

Net asset value, end of year		$18.54	$19.06		$19.21	$18.11

Total return(a)		1.22%	4.00%		11.79%	5.89%
Net assets at end of year (in 000’s)		$2,867	$2,159		$1,931	$1,043
Ratio of net expenses to average net assets		0.93%	0.93%		0.93%	0.93%
Ratio of net investment income to average net assets		2.49%	4.16%	(c)	5.26%	5.47%
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.06%	1.07%		1.14%	1.17%
Ratio of net investment income to average net assets		2.36%	4.02%	(c)	5.05%	5.23%
Portfolio turnover rate		34%	15%		40%	39%

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year, and no sales charges. Total return would be reduced if sales charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.09, increase net realized and unrealized gains and losses per share by $0.09, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.46%. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

PAGE 48 The Commerce Funds

National Tax-Free Intermediate Bond Fund

Duration is a linear measure of interest rate risk. For example, a portfolio with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 2%. A portfolio with a duration of 4 years would be twice as volatile as a portfolio with a duration of 2 years.

Please see the table on page 67 for more detailed information about the investment practices of the National Tax-Free Intermediate Bond Fund and the risks associated with those practices.

Investment Objective

•	Seeks current income exempt from federal income tax as is consistent with the preservation of capital.

Primary Investment Strategies

The Fund employs the following strategies in an effort to achieve current income and capital preservation:

•	Security Types: Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes, (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Fund’s 80% investment strategy is fundamental—meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.

•	Up to 20% of the Fund’s net assets may be invested in municipal bonds that are not exempt from regular federal income tax or federal alternative minimum taxes.

•	Credit Quality: The market-weighted average credit rating of the Fund’s entire portfolio will be AA– or better. The lowest rated security in which the Fund may invest is BBB. The Fund may invest up to 10% of its total assets in unrated securities that the Adviser deems to be of comparable quality to investment grade securities at the time of purchase.

•	Maturity Distribution: The Fund actively manages maturities to take advantage of changes in interest rates. The average dollar-weighted effective maturity of the Fund’s portfolio securities will be three to ten years, under normal market conditions.

•	The average effective duration of the Fund will be within 30% of the duration of the Lehman 3-15 Year Blend Index

continued

The Commerce Funds PAGE 49

National Tax-Free Intermediate Bond Fund (continued)

(“Index”), although the Fund has no restriction as to the maximum or minimum duration of any individual security it holds. For example, if the duration of the Index were 6.0 years, the Fund’s assets would have a duration of between 4.20 years and 7.80 years. The duration of the Index was          years as of December 31, 2004.

•	The Fund strives to minimize net realized capital gains.

Primary Risks of Investing in the Fund

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.

Maturity Risk:  A Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Interest Rate Risk:  Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond’s credit rating could be downgraded. The Fund could lose money in either of these instances.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those market sectors can affect municipal bond prices. Changes in the condition of a municipal issuer can affect the overall municipal bond market as well.

Tax Risk:  A fund that invests in municipal bonds may be more adversely impacted by changes in tax rates and policies than other funds.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

PAGE 50 The Commerce Funds

National Tax-Free Intermediate Bond Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 2.00% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 2.00% had been included in the total return reflected in the bar chart, performance would have been reduced. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q3 ‘02 +4.29% Worst Quarter* Q4 ‘01 –0.95%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 51

National Tax-Free Intermediate Bond Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	Since Inception (12/26/00)
Returns Before Taxes	%	%
Returns After Taxes on Distributions	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%
Lehman 3-15 Year Blend Index*	%	%

*	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes, or expenses.

PAGE 52 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	National Tax-Free Intermediate Bond Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		2.00%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (3)	0.05%
Other Operating Expenses	0.27%
Total Other Expenses		0.32%

Total Annual Fund Operating Expenses (4)		1.07%
Less: Fee Waiver and Expense Reimbursement (4)(5)		0.12%

Net Annual Fund Operating Expenses		0.95%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial Sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(4)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2005, to 0.95% of the Fund’s average daily net assets.
(5)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$295	$522	$767	$1,469

continued

The Commerce Funds PAGE 53

National Tax-Free Intermediate Bond Fund (continued)

National Tax-Free Intermediate Bond Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31				12/26/2000(d) through 10/31/01
Service Shares	2004	2003	2002
Net asset value, beginning of period		$19.68	$19.69		$19.08

Income from investment operations:
Net investment income(b)		0.70	0.71	(e)	0.66
Net realized and unrealized gain		0.20	0.24	(e)	0.61

Total from investment operations		0.90	0.95		1.27

Distributions to shareholders:
From net investment income		(0.68)	(0.71)		(0.66)
From net realized gains		(0.16)	(0.25)		—

Total distributions		(0.84)	(0.96)		(0.66)

Net asset value, end of period		$19.74	$19.68		$19.69

Total return(a)		4.64%	5.05%		6.78%
Net assets at end of period (in 000’s)		$5	$23		$19
Ratio of net expenses to average net assets		0.95%	0.95%		0.95%	(c)
Ratio of net investment income to average net assets		3.52%	3.70%	(e)	3.26%	(c)
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.07%	1.02%		1.06%	(c)
Ratio of net investment income to average net assets		3.40%	3.63%	(e)	3.15%	(c)
Portfolio turnover rate		57%	42%		55%

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Annualized.
(d)	Commencement of operations.
(e)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

PAGE 54 The Commerce Funds

Missouri Tax-Free Intermediate Bond Fund

Please see the table on page 67 for more detailed information about the investment practices of the Missouri Tax-Free Intermediate Bond Fund and the risks associated with those practices.

Investment Objective

•	Seeks current income exempt from federal and, to the extent possible, from Missouri income taxes, as is consistent with the preservation of capital.

Primary Investment Strategies

The Fund employs the following strategies in an effort to achieve current income and capital preservation:

•	Security Types: Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri municipal bonds, the income from which is exempt from regular federal income taxes, federal alternative minimum taxes and Missouri income taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Fund’s 80% investment strategy is fundamental—meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.

•	The Fund seeks to maximize the proportion of its dividends that are exempt from both federal and Missouri income tax.

•	The Fund strives to minimize net realized capital gains.

•	Credit Quality: The market-weighted average credit rating of the Fund’s entire portfolio will be A or better. The lowest rated security in which the Fund may invest is BBB. The Fund may invest up to 25% of its total assets in unrated securities that the Adviser deems to be of comparable quality to investment grade securities at the time of purchase.

•	Maturity Distribution: The Fund actively manages maturities to take advantage of changes in interest rates. Under normal market conditions, the average weighted maturity of the Fund’s portfolio securities will be three to ten years.

Primary Risks of Investing in the Fund

Investment Risk:   The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:   General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.

continued

The Commerce Funds PAGE 55

Missouri Tax-Free Intermediate Bond Fund (continued)

Interest Rate Risk:  Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund’s share price will go up or down in response to interest rate changes.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond’s credit rating could be downgraded. The Fund could lose money in either of these instances.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Maturity Risk:  A Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

State-Specific Risk:  The Fund invests its assets predominantly in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. You should also be aware that provisions of the Missouri Constitution and other laws could result in certain adverse consequences affecting Missouri bonds. When a Fund’s assets are concentrated in bonds payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.

Non-Diversified Risk:  The Missouri Tax-Free Intermediate Bond Fund is non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Tax Risk:  A fund that invests in municipal bonds may be more adversely impacted by changes in tax rates and policies than other funds. Dividends derived from interest on bonds of other governmental issuers are exempt from federal income tax but may be subject to Missouri income tax.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those market sectors can affect municipal bond prices. Changes in the condition of a municipal issuer can affect the overall municipal bond market as well.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

PAGE 56 The Commerce Funds

Missouri Tax-Free Intermediate Bond Fund Past Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 2.00% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 2.00% had been included in the total return reflected in the bar chart, performance would have been reduced. Performance reflects expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q3 ‘02 +4.27% Worst Quarter* Q4 ‘01 –0.89%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 57

Missouri Tax-Free Intermediate Bond Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on the Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	Since Inception (12/26/00)
Returns Before Taxes	%	%
Returns After Taxes on Distributions	%	%
Returns After Taxes on Distributions and Sale of Shares	%	%
Lehman 3-15 Year Blend Index*	%	%

*	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes, or expenses.

PAGE 58 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Missouri Tax-Free Intermediate Bond Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		2.00%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (3)	0.05%
Other Operating Expenses	0.26%
Total Other Expenses		0.31%

Total Annual Fund Operating Expenses (4)		1.06%
Less: Fee Waiver and Expense Reimbursement (4)(5)		0.16%

Net Annual Fund Operating Expenses		0.90%

(1)	A deferred sales charge of 1% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(4)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2005, to 0.90% of the Fund’s average daily net assets.
(5)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$290	$515	$758	$1,454

continued

The Commerce Funds PAGE 59

Missouri Tax-Free Intermediate Bond Fund (continued)

Missouri Tax-Free Intermediate Bond Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31				12/26/2000(d) through 10/31/2001
Service Shares	2004	2003	2002
Net asset value, beginning of period		$19.69	$19.45		$18.87

Income from investment operations:
Net investment income(b)		0.67	0.69	(e)	0.65
Net realized and unrealized gain		0.16	0.28	(e)	0.58

Total from investment operations		0.83	0.97		1.23

Distributions to shareholders:
From net investment income		(0.67)	(0.70)		(0.65)
From net realized gains		(0.10)	(0.03)		—

Total distributions		(0.77)	(0.73)		(0.65)

Net asset value, end of period		$19.75	$19.69		$19.45

Total return(a)		4.29%	5.10%		6.60%
Net assets at end of period (in 000’s)		$1,252	$893		$184
Ratio of net expenses to average net assets		0.90%	0.90%		0.90%	(c)
Ratio of net investment income to average net assets		3.39%	3.58%	(e)	3.27%	(c)
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.06%	1.03%		1.07%	(c)
Ratio of net investment income to average net assets		3.23%	3.45%	(e)	3.10%	(c)
Portfolio turnover rate		16%	20%		21%

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Annualized.
(d)	Commencement of operations.
(e)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

PAGE 60 The Commerce Funds

Kansas Tax-Free Intermediate Bond Fund

Please see the table on page 67 for more detailed information about the Kansas Tax-Free Intermediate Bond Fund and the risks associated with those practices.

Investment Objective

•	Seeks current income exempt from federal and, to the extent possible, from Kansas income taxes, as is consistent with the preservation of capital.

Primary Investment Strategies

The Fund employs the following strategies in an effort to achieve current income and capital preservation:

•	Security Types: Under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in Kansas municipal bonds, the income from which is exempt from regular federal income taxes, federal alternative minimum taxes and Kansas income taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Fund’s 80% investment strategy is fundamental—meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.

•	The Fund seeks to maximize the proportion of its dividends that are exempt from both federal and Kansas income tax.

•	The Fund strives to minimize net realized capital gains.

•	Credit Quality: The market-weighted average credit rating of the Fund’s entire portfolio will be A or better. The lowest rated security in which the Fund may invest is BBB. The Fund may invest up to 25% of its total assets in unrated securities that the Adviser deems to be of comparable quality to investment grade securities at the time of purchase.

•	Maturity Distribution: The Fund actively manages maturities to take advantage of changes in interest rates. Under normal market conditions, the average weighted maturity of the Fund’s portfolio securities will be three to ten years.

Primary Risks of Investing in the Fund

Investment Risk:   The value of your investment in this Fund may fluctuate, which means that you could lose money.

Market Risk:   General economic conditions and/or the activities of individual issuers may cause the value of the securities in the Fund to increase or decrease.

continued

The Commerce Funds PAGE 61

Kansas Tax-Free Intermediate Bond Fund (continued)

Interest Rate Risk:  Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund’s share price will go up or down in response to interest rate changes.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond’s credit rating could be downgraded. The Fund could lose money in either of these instances.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Maturity Risk:  A Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

State-Specific Risk:  The Fund invests its assets predominantly in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. You should also be aware that provisions of the Kansas Constitution and other laws could result in certain adverse consequences affecting Kansas bonds. When a Fund’s assets are concentrated in bonds payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.

Non-Diversified Risk:  The Kansas Tax-Free Intermediate Bond Fund is non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Tax Risk:  A fund that invests in municipal bonds may be more adversely impacted by changes in tax rates and policies than other funds. Dividends derived from interest on bonds of other governmental issuers are exempt from federal income tax but may be subject to Kansas income tax.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those market sectors can affect municipal bond prices. Changes in the condition of a municipal issuer can affect the overall municipal bond market as well.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

PAGE 62 The Commerce Funds

Kansas Tax-Free Intermediate Bond Fund Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. Of course, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Service Shares’ maximum sales charge of 2.00% is not included in the bar chart. However, the sales charge is included in the table. If the Service Shares’ maximum sales charge of 2.00% had been included in the total return reflected in the bar chart, performance would have been reduced.

The performance of the Fund prior to December 26, 2000 is represented by the performance of the Kansas Tax-Free Fund (the “Kansas Common Trust Fund”), the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines and investment limitations as the Fund. However, the Kansas Common Trust Fund was not registered under the Act and therefore was not subject to certain investment restrictions imposed by the Act. If the Kansas Common Trust Fund had been registered under the Act, the performance shown for the period prior to December 26, 2000 may have been adversely affected. The total return calculations in the bar chart and table for the period prior to December 26, 2000 have been restated to include the expenses of the Service Class but do not include waived fees or reimbursed expenses. The total return calculations in the bar chart and table for the period after December 26, 2000 reflect expense limitations in effect. If expense limitations were not in place, the Fund’s performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Service Shares)

TOTAL RETURN	CALENDAR YEAR

Best Quarter* Q1 ‘95 +5.09% Worst Quarter* Q1 ‘94 –3.74%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

continued

The Commerce Funds PAGE 63

Kansas Tax-Free Intermediate Bond Fund (continued)

Information on After-Tax Returns:

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Service Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

•	Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on the Fund’s Service Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

•	Average Annual Total Returns After Taxes on Distributions: These returns assume that taxes are paid on distributions on the Fund’s Service Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Service Shares at the end of the performance period.

•	Average Annual Total Returns After Taxes on Distributions and Sale of Service Shares: These returns reflect taxes paid on distributions on a Fund’s Service Shares and taxes applicable when the investment is redeemed (sold) by you.

Applicable Income Tax Rate:

After tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions (as of the date of this Prospectus, 35% for ordinary income dividends and 15% for long-term capital gains distributions) and do not reflect state or local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.

Average Annual Total Return

For the periods ended December 31, 2004	1 Year	5 Years		10 Years
Returns Before Taxes	%	%		%
Returns After Taxes on Distributions	%	N/A	**	N/A	**
Returns After Taxes on Distributions and Sale of Shares	%	N/A	**	N/A	**
Lehman 3-15 Year Blend Index*	%	%		%

*	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes, or expenses.
**	After-tax return information not available for the Fund prior to registration.

PAGE 64 The Commerce Funds

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

	Kansas Tax-Free Intermediate Bond Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		2.00%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		1.00%
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (3)	0.05%
Other Operating Expenses	0.35%
Total Other Expenses		0.40%

Total Annual Fund Operating Expenses (4)		1.15%
Less: Fee Waiver and Expense Reimbursement (4)(5)		0.25%

Net Annual Fund Operating Expenses		0.90%

(1)	A deferred sales charge of 1% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2)	The Fund’s annual operating expenses are based on actual expenses.
(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.
(4)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2005, to 0.90% of the Fund’s average daily net assets.
(5)	The Administrator has contractually agreed to waive the administration fee to 0.13% of average daily net assets, at least until October 31, 2005.

Example:  The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. You should not consider this example to represent actual expenses in the past or the future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$290	$534	$797	$1,548

continued

The Commerce Funds PAGE 65

Kansas Tax-Free Intermediate Bond Fund (continued)

Kansas Tax-Free Intermediate Bond Fund Financial Highlights

The following table describes the Fund’s performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by                     , the Funds’ independent auditors. Their report, along with the Fund’s financial statements, is incorporated by reference in the Funds’ Statement of Additional Information (available upon request).

	Year Ended 10/31				12/26/2000(d) through 10/31/2001
Service Shares	2004	2003	2002
Net asset value, beginning of period		$19.03	$18.75		$18.00

Income from investment operations:
Net investment income(b)		0.62	0.62	(e)	0.58
Net realized and unrealized gain		0.18	0.29	(e)	0.75

Total from investment operations		0.80	0.91		1.33

Distributions to shareholders:
From net investment income		(0.61)	(0.63)		(0.58)
From net realized gains		(0.03)	—	(f)	—

Total distributions		(0.64)	(0.63)		(0.58)

Net asset value, end of period		$19.19	$19.03		$18.75

Total return(a)		4.26%	4.97%		7.50%
Net assets at end of period (in 000’s)		$2,176	$2,121		$1,487
Ratio of net expenses to average net assets		0.90%	0.90%		0.90%	(c)
Ratio of net investment income to average net assets		3.21%	3.35%	(e)	3.22%	(c)
Ratios assuming no expense reductions:
Ratio of expenses to average net assets		1.15%	1.15%		1.36%	(c)
Ratio of net investment income to average net assets		2.96%	3.10%	(e)	2.76%	(c)
Portfolio turnover rate		10%	8%		10%

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Annualized.
(d)	Commencement of operations.
(e)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(f)	Amount is less than $0.005 per share.

PAGE 66 The Commerce Funds

Investment Securities and Practices

This table shows some of the principal and non-principal investment methods and securities that the Funds may use. The Funds’ Statement of Additional Information (available on request) contains a more complete discussion of the securities and practices each Fund may use, and the risks involved. The Funds’ Annual Report shows the securities and practices each Fund is currently using. We encourage you to obtain and read a copy of the Statement of Additional Information and the Annual Report should you have any questions about the Funds’ investment policies. The investment securities and practices that are considered to be “principal” investment securities and practices are discussed on pages 3 through 66 of this prospectus. The Commerce Funds publishes on its website (www.commercefunds.com) complete portfolio holdings for the Funds on the 1st day of each month subject to a thirty-one calendar-day lag between the date of the information and the date on which the information is disclosed. In addition, the Funds publish on their website quarter-end top ten holdings subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, a description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Key:

10 Percent of total assets	• No specific percentage limitation on usage;
10 Percent of net assets	limitedonly by the objectives and strategies of the Fund
— Not permitted

	Core Equity	Growth	Value	MidCap Growth	Internat’l Equity	Asset Allocation	Bond	Short- Term Gov’t	National Tax- Free	Missouri Tax- Free	Kansas Tax- Free
Investment Securities

American Depositary Receipts	10(1)	10(1)	10(1)	10(1)	•	•	•	—	—	—	—
Asset-Backed Securities	—	—	—	—	—	•	80(2)	—	—	—	—

Convertible Securities	•	•	•	•	•	•	•	—	—	—	—
Corporate Debt Obligations	—	—	—	—	•	•	•	—	—	—	—

Emerging Market Securities	—	—	—	—	•	•	—	—	—	—	—
Equity Securities	80+	65+	65+	80+	•	•	—	—	—	—	—

European Depositary Receipts/Global Depositary Receipts	—	—	—	—	•	•	—	—	—	—	—
Foreign Equity Securities	10(1)	10(1)	10(1)	10(1)	80+	•	—	—	—	—	—

Foreign Debt and Foreign Government Securities	—	—	—	—	•	•	20	—	—	—	—
Hybrids	—	—	—	—	10	5	—	—	—	—	—

Mortgage-Related Securities	—	—	—	—	—	•	80(2)	80+(3)	—	—	—
Municipal Bonds	—	—	—	—	—	•	20	—	80+	80+	80+

Stripped Securities	—	—	—	—	—	•	5	5	—	—	—
U.S. Government Obligations	•	•	•	•	•	•	•	80+(3)	•	•	•

Variable and Floating Rate Instruments	•	•	•	•	•	•	•	•	•	•	•
Zero Coupon Bonds	•	•	•	•	•	•	•	•	•	•	•

The Commerce Funds PAGE 67

	Core Equity	Growth	Value	MidCap Growth	Internat’l Equity	Asset Allocation	Bond	Short- Term Gov’t	National Tax- Free	Missouri Tax- Free	Kansas Tax- Free
Investment Practices
Borrowings	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3
Cross Hedging of Currencies	—	—	—	—	•	•	—	—	—	—	—
Foreign Currency Exchange Contracts	—	—	—	—	•	•	—	—	—	—	—
Futures Contracts & Related Options	•	•	•	•	•	•	•	—	•	•	•
Interest Rate Swaps, Mortgage Swaps, Caps and Floors	—	—	—	—	—	•	•	•	•	•	•
Investment Company Securities (including iShares™ and Standard & Poor’s Depositary Receipts™)	10	10	10	10	10	•	10	10	10	10	10
Mortgage Dollar Rolls	—	—	—	—	—	•	•	•	—	—	—
Options on Foreign Currencies	—	—	—	—	•	•	—	—	—	—	—
Options on Securities and Securities Indices	25	25	25	25	5	•	5	5	5(4)	5(4)	5(4)
Repurchase Agreements	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3
Standby Commitments	—	—	—	—	—	•	—	—	•	•	•
Unrated Obligations	—	—	—	—	—	—	—	—	10	25	25
When-Issued and Forward Commitments	•	•	•	•	•	•	•	•	25	25	25
(1)	The Core Equity, Growth, Value and MidCap Growth Funds may invest up to 10% of their total assets in foreign securities, including ADRs.
(2)	Up to 80% of the Bond Fund’s total assets may be invested in asset-backed and/or mortgage-related securities.
(3)	At least 80% of the Short-Term Government Fund’s net assets will be invested in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and government mortgage-backed securities.
(4)	The National, Missouri and Kansas Tax-Free Intermediate Bond Funds may not purchase put and call options or write covered call and put options on securities related to foreign currencies.

PAGE 68 The Commerce Funds

Risks:  The following chart summarizes the principal and non-principal types of risks from which loss may result. More information about risks associated with the Funds is provided on the following pages and in the Funds’ Statement of Additional Information, which is available on request. The risks that are considered to be “principal” risks are discussed on pages 3 through 66 of this prospectus.

	Core Equity	Growth	Value	MidCap Growth	Internat’l Equity	Asset Allocation	Bond	Short- Term Gov’t	National Tax- Free	Missouri Tax- Free	Kansas Tax- Free
Risks

Allocation Risk						✓
Asset-Backed Risk						✓	✓

Call Risk						✓	✓	✓	✓	✓	✓
Credit Risk						✓	✓	✓	✓	✓	✓

Currency Risk	✓	✓	✓	✓	✓	✓
Emerging Market Risk					✓	✓

Extension Risk						✓	✓	✓
Foreign Risk	✓	✓	✓	✓	✓	✓	✓

Futures/Options Risk					✓	✓
Income Risk						✓	✓	✓	✓	✓	✓

Interest Rate Risk						✓	✓	✓	✓	✓	✓
Investment Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investment Style Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Investing in the Underlying Funds						✓

Investments of the Underlying Funds						✓
Management Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Market Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Maturity Risk						✓	✓	✓	✓	✓	✓

Mid-Cap and Small-Cap Risk		✓	✓	✓	✓	✓
Mortgage-Backed Risk						✓	✓	✓

Municipal Bond Risk						✓	✓		✓	✓	✓
Non-Diversified Risk										✓	✓

Portfolio Turnover Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Prepayment Risk						✓	✓	✓	✓	✓	✓

Short-Term Investing Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
State-Specific Risk										✓	✓

Tax Risk									✓	✓	✓
U.S. Government Securities Risk						✓	✓	✓	✓	✓	✓

The Commerce Funds PAGE 69

Allocation Risk:  While the Asset Allocation Fund can invest in any or all of the Underlying Funds, it is expected that the Fund will normally invest in only some of the Underlying Funds at any particular time. The Fund’s investment in any one of the Underlying Funds may, and in some cases is expected to, exceed 25% of the Fund’s total assets.

Asset-Backed Risk:  Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater chance of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary. Ultimately, asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, default may require repossession of the personal property of the debtor, which may be difficult or impossible in some cases. Most issuers of automobile receivables permit the servicers to return possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the number of vehicles involved in a typical issuance and technical requirements under state law, the trustee for the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount owed.

Call Risk:  An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Credit Risk:  An issuer of bonds may default on its obligation to pay interest and repay principal. A bond’s credit rating could be downgraded. A Fund could lose money in either of these instances. The Bond Fund may invest up to 35% of its net assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher rated obligations.

Currency Risk:  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. Exchange rate movements can be large and unpredictable and can last for extended periods. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of a foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

PAGE 70 The Commerce Funds

Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, the net currency positions of the International Equity Fund may expose it to risks independent of its securities positions. Although the net long and short foreign currency exposure of the International Equity Fund will not exceed its total asset value, to the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds investing in foreign securities are all subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

The International Equity Fund may enter into foreign currency transactions in an effort to hedge all or any portion of its portfolio positions. Specifically, foreign currency contracts may be used for this purpose to reduce the level of volatility caused by changes in foreign currency exchange rates or when such transactions are economically appropriate for the reduction of risks in the ongoing management of the Fund. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Fund may also enter into foreign currency exchange contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the Fund. In addition, the International Equity Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser believes that there is a pattern of correlation between the currencies.

Emerging Market Risk:  The International Equity Fund may invest its assets in countries with emerging economies or securities markets. To the extent that a Fund has investments in emerging market countries, it will be subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the United States in terms of wealth and stability, and their financial markets may lack liquidity. Investments in these countries are much riskier than those in mature countries. Most of these countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. As a result, the risks

The Commerce Funds PAGE 71

of investing in foreign securities, including the risks of nationalization and expropriation may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in certain countries and limited volume of trading in securities in those countries may make the Fund’s investments in such countries illiquid and more volatile than investments in most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk:  An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and a Fund will also suffer from the inability to invest in higher-yielding securities.

Foreign Risk:  Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries (including the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions) or changes in the value of foreign currency can make it harder for the portfolio to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting, and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions and the legal remedies for investors may be more limited than the remedies available in the United States. Also, the costs attributable to investing abroad are usually higher than those of investing in the United States. These costs include higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less market liquidity, more market volatility and political and economic instability. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

The International Equity, Asset Allocation and Bond Funds may invest in foreign debt and in the securities of foreign governments. The risks of such investments include the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

The Core Equity, Growth, Value, MidCap Growth, Asset Allocation and International Equity Funds may invest in ADRs, some of which may not be sponsored by the issuing institution. A non-sponsored depositary may not be required to disclose material information that a sponsored depositary would be required to provide under its contractual relationship with the issuer. Accordingly, there may not be a correlation between such information and the market value of such securities.

Futures/Options Risk:  To the extent a Fund uses futures and options, it is exposed to additional volatility and potential losses. Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a

PAGE 72 The Commerce Funds

predetermined price in the future. Futures and options contracts may be made or sold for any number of reasons, including: to manage fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; as a cash management tool; to protect the value of portfolio securities; and to adjust portfolio duration. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed the fund’s initial investment in such contracts.

Income Risk:  A Fund’s portfolio income may decline because of falling market interest rates.

Interest Rate Risk:  Generally, the market value of fixed-income securities in a Fund can be expected to go up when interest rates go down and to go down when interest rates go up (although many mortgage related securities will have less potential than other debt securities for capital appreciation during period of declining rates). Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in a Fund, the more a Fund’s share price will go up or down in response to interest rate changes.

Investment Risk:  The value of your investment in a Fund may go up or down, which means that you could lose money.

Investment Style Risk:  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

Investing in the Underlying Funds:  The investments of the Asset Allocation Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser. The value of the Underlying Funds’ investments, and the net asset values (“NAV”) of the shares of both the Fund and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objectives of the Underlying Funds will be achieved.

Investments of the Underlying Funds:  Because the Asset Allocation Fund invests in the Underlying Funds, the Asset Allocation Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. The Fund may invest in Underlying Funds

The Commerce Funds PAGE 73

that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Fund may also invest in Underlying Funds that invest in mid and small capitalization stocks, which may be riskier than investing in larger, more established companies. The Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit risk, interest rate risk and maturity risk. Credit risk is the risk that an issuer may default on its payment obligations. Interest rate risk is the risk that the market value of fixed-income securities can go up when interest rates go down and go down when interest rates go up. Maturity risk is the risk that an Underlying Fund will not necessarily hold its securities to maturity, which could result in a loss of principal. The Underlying Funds will also be subject to call risk (the risk that when interest rates decline an issuer may exercise a right to pay principal on an obligation earlier than expected) and extension risk (the risk that when interest rates rise an issuer may exercise a right to pay principal on an obligation later than expected). The Fund may invest in Underlying Funds that invest in asset-backed securities, which may involve a greater chance of default during periods of economic downturn than other securities and may be less liquid and more difficult to value and liquidate.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results. The Adviser’s assessment of companies whose securities are held by a Fund may prove incorrect, resulting in losses or poor performance, even under favorable market and interest rate conditions.

Market Risk:  General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease. A Fund’s NAV may fluctuate with movements in the equity markets.

Maturity Risk:  A Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Mid-Cap and Small-Cap Risk:  Investing in securities of smaller and mid-sized companies may be riskier than investing in securities of larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. They often depend on a smaller, less experienced management group. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Also, these company stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices of these company stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes if it invests in these stocks.

Mortgage-Backed Risk:  In addition to prepayment, call and extension risks, mortgage-backed securities may be subject to special risks, including price volatility, liquidity, and

PAGE 74 The Commerce Funds

enhanced sensitivity to interest rates. Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Fund based on the Adviser’s analysis of the market value of the security. The Asset Allocation and Bond Funds may purchase “stripped” mortgage-backed securities (SMBS) and other types of “stripped” securities. SMBS, in particular, are more volatile and sensitive to interest rate changes than ordinary debt securities, and there is a greater risk that a Fund’s initial investment in these securities may not be fully recouped. Derivative mortgage-backed securities (such as principal-only (POs), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Municipal Bond Risk:  Payment on municipal bonds held by a Fund relating to certain projects may be secured mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining a deficiency judgment. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal bonds. The obligations of the issuer to pay the principal of and interest on a municipal bond are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due the principal of or interest on a municipal bond may be materially affected. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although these obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover a Fund’s original investment.

Non-Diversified Risk:  The Missouri Tax-Free Intermediate Bond and the Kansas Tax-Free Intermediate Bond Funds are non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. When a Funds’ assets are concentrated in obligations payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Funds will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.

The Commerce Funds PAGE 75

Portfolio Turnover Risk:  The Funds may buy and sell investments relatively often. Such a strategy could hinder performance because it often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by a portfolio. Shareholders must pay tax on such capital gains.

Prepayment Risk:  Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return.

Short-Term Investing Risk:  For temporary defensive purposes, the Adviser and Sub-Adviser may decide to suspend the normal investment activities of a Fund by investing up to 100% of its assets in cash and cash equivalent short-term obligations, including money market instruments, a term that includes bank obligations, commercial paper, U.S. Government obligations, foreign government securities (if permitted) and repurchase agreements. Bank obligations include obligations of foreign banks or foreign branches of U.S. banks. The Adviser and Sub-Adviser may temporarily adopt a defensive position to reduce changes in the value of a Fund’s shares that may result from adverse market, economic, political or other conditions. When the Adviser or Sub-Adviser pursues a temporary defensive strategy, the Funds may not be following their stated objectives and may not profit from favorable developments that they would have otherwise profited from if they were pursuing their normal investment strategies.

State-Specific Risk:  The Missouri Tax-Free Intermediate Bond Fund invests its assets predominantly in Missouri bonds. The actual payment of principal and interest on these obligations is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. You should also be aware that provisions of the Missouri Constitution and other laws could result in certain adverse consequences affecting Missouri bonds.

The Kansas Tax-Free Intermediate Bond Fund invests its assets predominantly in Kansas bonds. The actual payment of principal and interest on these obligations is dependent on the Kansas legislature allotting the money each fiscal year for these payments. You should also be aware that provisions of the Kansas Constitution and other laws could result in certain adverse consequences affecting Kansas bonds.

Tax Risk:  A fund that invests in municipal bonds may be more adversely impacted by changes in tax rates and policies than other funds. Interest income on municipal bonds is normally not subject to regular federal income tax. Any proposed or actual changes in federal income tax rates or exempt statutes that apply to interest income, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal bonds, which could in turn affect a fund’s ability to buy and sell municipal bonds at favorable yield and price levels.

U.S. Government Securities Risk:  The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PAGE 76 The Commerce Funds

Account Policies And Features

The following information is intended to help you understand how to purchase and redeem shares of The Commerce Funds. It will also explain the features you can use to customize your Commerce Funds account to meet your needs.

Buying Service Shares

How Are Service Shares Priced?

You pay a sales charge (load) to invest in these Funds. Service Shares of the Funds are purchased at their public offering price (POP), which is a Fund’s net asset value (NAV) per share plus a front-end sales charge. The NAV is generally calculated as of the close of trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE). Your order will be priced at the NAV next calculated after your order is received in proper form by The Commerce Funds’ Transfer Agent plus any applicable sales charge. Therefore, to receive the NAV of any given day, The Commerce Funds must receive your order in proper form by the close of regular trading on the NYSE that day. If The Commerce Funds receives your order after the NYSE closes, you will receive the NAV that is calculated on the close of trading on the following day. The Commerce Funds are open for business on the same days as the NYSE. Each Fund’s investments are valued based on market value, or where market quotations or pricing services are not readily available, based on fair value calculated according to procedures adopted by the Board of Trustees. A Fund may also fair value price if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly happens with foreign securities, but it may also occur with domestic securities.

Trading in foreign securities is generally completed before the end of regular trading on the NYSE and may occur on weekends and U.S. holidays and at other times when the NYSE is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of the NAV for any Fund invested in foreign securities. You may not be able to redeem or purchase shares of an affected Fund during these times.

For the International Equity Fund which invests a significant portion of assets in foreign equity securities, “fair value” prices are provided by an independent fair value service. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for the Fund, the most recent closing price for such a security on its principal exchange will generally be its fair value on such date.

In addition, the Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments, as well as the same or similar events which may affect specific issuers or the securities markets even

The Commerce Funds PAGE 77

though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to, corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.

One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, fair valuation involves the risk that the values used by the Funds to price their investments may be different from those used by other investment companies and investors to price the same investments.

Investments in other registered mutual funds (if any) are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Certain short-term securities may be valued at amortized cost, which approximates fair value.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4 p.m. Eastern time. In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open one or more of the Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency situation, please call 1-800-995-6365.

How to Calculate NAV

NAV =	(Value of Assets Attributable to the Class) – (Liabilities Attributable to the Class)
Number of Outstanding Shares of the Class

Sales Charge:  The maximum front-end sales charge is 3.50% for the Core Equity Fund, the Growth Fund, the Value Fund, the MidCap Growth Fund, the International Equity Fund, the Asset Allocation Fund, and the Bond Fund. The maximum front-end sales charge is 2.00% for the Short-Term Government Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free Intermediate Bond Fund, and the Kansas Tax-Free Intermediate Bond Fund. These amounts may be less based on the amount you invest, as shown in the following charts:

Core Equity, Growth, Value, MidCap Growth, International Equity, Asset Allocation and Bond Funds:

Amount of Purchase	As a % of offering price per share	As a % of net asset value per share	Maximum Dealer’s Reallowance as a % of offering price per share*
Less than $100,000	3.50	3.63	3.15
$100,000 but less than $250,000	2.50	2.56	2.25
$250,000 but less than $500,000	1.50	1.52	1.35
$500,000 but less than $1,000,000	1.00	1.01	0.90
$1,000,000 or more	0.00**	0.00**	1.00***

*	Dealer’s reallowance may be changed periodically.
**	There is no initial sales charge on purchases of $1,000,000 or more of Service Shares; however, a contingent deferred sales charge (CDSC) of 1.00% will be imposed on the lesser of the POP or the NAV of the shares on the redemption date for shares redeemed within 18 months after purchase.
***	The Distributor may pay placement fees to dealers of up to 1.00% of the POP on purchases of Service Shares of $1,000,000 or more.

PAGE 78 The Commerce Funds

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds:

Amount of Purchase	As a % of offering price per share	As a % of net asset value per share	Maximum Dealer’s Reallowance as a % of offering price per share*
Less than $500,000	2.00	2.04	1.80
$500,000 but less than $1,000,000	1.00	1.01	0.90
$1,000,000 or more	0.00**	0.00**	1.00***

*	Dealer’s reallowance may be changed periodically.
**	There is no initial sales charge on purchases of $1,000,000 or more of Service Shares; however, a CDSC of 1.00% will be imposed on the lesser of the POP or the NAV of the shares on the redemption date for shares redeemed within 18 months after purchase.
***	The Distributor may pay placement fees to dealers of up to 1.00% of the POP on Service Shares purchases of $1,000,000 or more.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Service Shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ Transfer Agent at the time of your purchase order that a discount may apply to your current purchases. You may also be required to provide appropriate documentation to receive these discounts, including:

•	Information or records regarding shares of the Fund or other funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

•	Information or records regarding shares of the Fund or other funds held in any account of the shareholder at another financial intermediary; and

•	Information or records regarding shares of the Fund or other funds held at any financial intermediary by related parties of the shareholder, such as members of the immediate family.

You should note in particular that, if the Funds’ Transfer Agent is properly notified, under “Using Right of Accumulation” described below, the “Amount of Purchase” in the above chart will be deemed to include all Service Shares of The Commerce Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by any of the following persons: (1) you, your spouse and your children; and (2) any trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account. This includes, for example, any Service Shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. For purposes of determining the “Amount of Purchase,” all Service Shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Transfer Agent a signed written Letter of Intent to invest a total of at least $100,000 in Service Shares in one or more of The Commerce Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales load based on your investment commitment. You must, however, inform the Transfer Agent that the Letter of Intent is in effect each time shares are purchased. Each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the account application.

The Commerce Funds PAGE 79

When There Is No Sales Charge:  There is generally no sales charge on Service Shares purchased by the following types of investors or transactions:

•	automatic reinvestments and cross reinvestments of dividends and capital gain distributions;

•	the Exchange Privilege described below;

•	the Redemption Reinvestment Privilege described below;

•	non-profit organizations, foundations and endowments qualified under Section 501(c)(3) of the Internal Revenue Code (excluding individual tax sheltered annuities);

•	any state, county or city, or any instrumentality, department, authority or agency thereof, prohibited by applicable laws from paying a sales charge for the purchase of Fund shares;

•	registered representatives of dealers who have entered into dealer agreements with Goldman, Sachs & Co. to the extent permitted by such firms and for their customers;

•	financial planners and their clients;

•	customers of Commerce Bank’s Commerce Trust Company (CTC) who purchase shares for an account that is outside the CTC relationship; or

•	immediate family (other than spouses and legal dependents) of employees, directors, advisory directors, officers and retirees of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and Boston Financial Data Services (“BFDS”) and their subsidiaries and affiliates.

What Is The Minimum Investment For The Funds?

	Initial Investment	Additional Investments
Regular Account	$1,000	$250
Automatic Investment Account	$500	$50/month
Individual Retirement Accounts (except SEP & SIMPLE IRAs), Keogh plans, corporate retirement plans, public employer deferred plans, profit sharing plans and 401(k) plans	$1,000	$250
SEP and SIMPLE IRAs	$50	$50/month

Who Can Buy Service Shares?

This Prospectus describes the Services Shares of each Fund. Services Shares are offered primarily to:

•	individuals, corporations or other entities, purchasing for their own accounts or for the accounts of others, and to qualified banks, savings and loan associations, and broker/dealers on behalf of their customers; and

•	financial planners and their clients.

The Commerce Funds is also authorized to issue an additional class of shares, Institutional Shares. Institutional Shares are offered primarily to:

•	investors maintaining accounts at bank trust departments or trust companies, for funds held within those accounts, including institutions affiliated with Commerce Bancshares, Inc. and its subsidiaries, and individuals who have named a bank affiliated with Commerce Bancshares, Inc., as their primary personal representative or co-personal representative under their wills;

•	participants in employer-sponsored defined contribution plans when such plans offer The Commerce Funds as one of their investment options;

PAGE 80 The Commerce Funds

•	any investor who has been a continuous shareholder in The Commerce Funds since January 1, 1997 or before;

•	employees, directors, advisory directors, officers and retirees (as well as their spouses and legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and BFDS and their subsidiaries and affiliates; and

•	financial planners, broker/dealers and their clients.

How Do I Buy Service Shares?

The following section describes features and gives specific instructions on how to purchase Service Shares directly from The Commerce Funds. See “General Policies” for a description of The Commerce Funds’ excessive trading policies. The Commerce Funds has authorized certain dealers to purchase shares of Funds on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

1.  Consider The Following Features To Customize Your Account:

•	Making Automatic Investments: The Automatic Investment feature lets you transfer money from your financial institution account into your Fund account automatically either on the 1st or the 15th of the month. The Automatic Investment feature is one way to use dollar cost averaging to invest (see below). Only accounts at U.S. financial institutions that permit automatic withdrawals through the Automated Clearing House are eligible. Check with your financial institution to determine eligibility.

•	Using Dollar Cost Averaging: Dollar cost averaging involves investing a dollar amount at regular intervals. Because more shares are purchased during periods with lower share prices and fewer shares are purchased when the price is higher, your average cost per share may be reduced. In order to be effective, dollar cost averaging should be followed on a regular basis. You should be aware, however, that shares bought using dollar cost averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price. Dollar cost averaging does not assure a profit or protect against a loss in a declining market. Since dollar cost averaging involves investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue to purchase through periods of low price levels. You can invest through dollar cost averaging on your own or through the Automatic Investment feature described above.

•	Using Rights Of Accumulation: When you buy Service Shares of The Commerce Funds, your current total investment determines the sales charge (load) you pay. Since larger investments receive a discounted sales charge, the sales charge (load) you pay may subsequently be reduced as you build your investment. The Commerce Funds receive purchase orders through a variety of distribution channels, including financial intermediaries and cannot always identify accounts that should be combined for purposes of assessing the amount of a sales charge. When you buy shares, be sure to specify to your intermediary any other accounts that may entitle you to a reduced sales charge.

To buy Service Shares at a reduced sales charge under Rights of Accumulation, you must indicate at the time of purchase that a quantity discount is applicable. (See section 9 of the application.) A reduction in sales charge is subject to a check of appropriate records, after which you will receive the lowest applicable sales charge.

The Commerce Funds PAGE 81

Example: Suppose you own Service Shares with a current total value of $90,000 that can be traced back to the purchase of the shares with a sales charge. If you subsequently invest $10,000 in any Fund within The Commerce Funds family that has a 3.50% sales charge, you will pay a reduced sales charge of 2.50% of the POP on the additional purchase.

•	Using Letters Of Intent: You may also buy Service Shares at a reduced sales charge under a written Letter of Intent, a non-binding commitment to invest a total of at least $100,000 in one or more Fund of The Commerce Funds within a period of 13 months and under the terms and conditions of the Letter of Intent. Service Shares you buy under a Letter of Intent will be eligible for the same sales charge discount that would have been available had all of your Service Shares been purchased at once. To use this feature, complete the Letter of Intent section on your account application. A Letter of Intent must be filed with The Commerce Funds within 90 days of the first investment under the Letter of Intent provision.

Things To Consider When Completing A Letter Of Intent:

•	The Letter of Intent does not bind you to buy or sell shares of the full amount at the sales charge indicated. However, you must complete the intended purchase to obtain the reduced sales charge.

•	When you sign a Letter of Intent, The Commerce Funds will hold in escrow a sufficient number of shares which can be sold to make up any difference in the sales charge on the amount actually invested.

•	After you fulfill the terms of the Letter of Intent, the shares in escrow will be released.

•	If your aggregate investment exceeds that indicated in your Letter of Intent, you will receive an adjustment which reflects the further reduced sales charge applicable to your excess investment.

•	You may combine purchases that are made by members of your immediate family, or the total investments of a trustee or custodian of any qualified pension or profit-sharing plan or IRA established for your benefit. Please reference on the account application the accounts that are to be combined for this purpose.

2.  Contact The Commerce Funds To Open Your Account:

                                    [GRAPHIC]
By Mail:
Complete an account application. Mail the completed application and a check payable to The Commerce Funds to: The Commerce Funds c/o Shareholder Services P.O. Box 219525 Kansas City, MO 64121-9525

In Person:

You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in opening an account.

PAGE 82 The Commerce Funds

•	Federal regulations require you to provide a certified Taxpayer Identification Number upon opening or reopening an account.

•	If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments by check must be in U.S. dollars and must be drawn only on U.S. financial institutions.

How Do I Add To My Commerce Funds Account?

To add to your original investment, you may either mail your additional investment to the address above or you may use Electronic Funds Transfer.

By Electronic Funds Transfer:

To use Electronic Funds Transfer, have your bank send your investment to:

State Street Bank and Trust Company, with these instructions:

— ABA #101003621

— Account #756-044-3

— Your name and address

— Your social security or tax ID number

— Name of the Fund

— Class of shares

— Your new account number

What Are My Options For Changing My Investment Within The Commerce Funds?

•	Changing Shares From Fund To Fund: As a shareholder, you have the privilege of exchanging your shares for Service Shares of any other Commerce Fund. Exchanges may also be made into the Service Shares of Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio (“Money Market Fund”). Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., serves as investment adviser for the Money Market Fund.

Service Shares being exchanged are subject to the minimum initial and subsequent investment requirements as described above. The Commerce Funds reserves the right to reject any exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days’ notice of any material modification or termination of the exchange privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission (SEC). Before exchanging your shares, you should consider carefully the investment objectives, policies, risks and expenses of the Fund you are acquiring. In addition, please see “General Policies” for a description of The Commerce Funds’ excessive trading policies.

•	Redemption Fee: If shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2.00% may be assessed on the proceeds of the transaction. See “Redeeming Service Shares” for more information.

•

Making Automatic Exchanges:  You may request on your account application that a specified dollar amount of Service Shares be automatically exchanged for Service Shares of any other Commerce Fund. These automatic exchanges may be made on any one day of each month and are subject to the following conditions: 1) the minimum dollar amount for

The Commerce Funds PAGE 83

automatic exchanges must be at least $250 per month; 2) the value of the account in the originating Fund must be at least $1,000 after the exchange; 3) the value of the account in the acquired Fund must equal or exceed the acquired Fund’s minimum initial investment requirement; and 4) the names, addresses and taxpayer identification number for the shareholder accounts of the exchanged and acquired Funds must be identical.

•	Cross Reinvesting Of Distributions: You may invest dividend or capital gain distributions from one Fund of the Service Class to another Fund of the Service Class. If you elect to reinvest the distributions paid by one Fund in shares of another Fund of The Commerce Funds, the dividends or distributions will be treated as received by you for tax purposes. Cross reinvestment privileges do not apply to the Money Market Fund described under “Changing Shares From Fund to Fund.”

Redeeming Service Shares

You May Sell Shares At Any Time:  Your shares will be sold at the NAV next calculated after The Commerce Funds’ Transfer Agent receives your properly completed order. Your order will be processed promptly and you will generally receive the proceeds within one week. PLEASE NOTE: If the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until payment has been collected, which could be up to 15 business days. Please see “General Policies” for a description of The Commerce Funds’ excessive trading policies.

Receipt Of Proceeds From A Sale:  Proceeds will normally be wired the business day after your request to redeem shares is received in good order by the Transfer Agent. Payment by check will ordinarily be made within seven calendar days following redemption or you may have your proceeds sent by federal wire to your financial institution account. Your request to wire proceeds is subject to the financial institution’s wire charges.

Written requests to sell Service Shares must be signed by each shareholder, including each joint owner. Certain types of redemption requests will need to include a signature guarantee. You may obtain a signature guarantee from most banks or securities dealers. Guarantees from notaries public will not be accepted.

If shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2.00% may be assessed on the proceeds of the transaction. For this purpose, the Fund uses a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee will be paid to the International Equity Fund and is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it.

The following transactions are exempt from the redemption fee:

(i)  shares acquired through reinvestment of dividends, distributions or other payments; and

(ii)  shares held through omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that inform the Fund that they are unable to impose a redemption fee on their underlying customer accounts.

PAGE 84 The Commerce Funds

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. Customers purchasing shares from financial intermediaries should contact their intermediaries or refer to their account agreements or plan documents for more information on how the redemption fee is applied to their shares. For the reasons set forth above, the redemption fee cannot eliminate the possibility of excessive short-term trading activity in the International Equity Fund.

How Do I Redeem Shares From My Commerce Funds Account?

The following section describes how to redeem shares directly through The Commerce Funds. The Commerce Funds has authorized certain dealers to redeem shares of Funds on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

1.  Consider Using An Automated Redemption:

•	Making Automatic Withdrawals: If you are a shareholder with an account valued at $5,000 or more, you may withdraw amounts in multiples of $100 or more from your account on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal feature. At your option, you may choose to have your automatic withdrawal paid either by check or directly deposited into a financial institution account. Withdrawals paid by check are distributed on or about the 15th of the month. Direct deposits made to a financial institution account can be made on any day of the month. To participate in this feature, supply the necessary information on the account application or in a subsequent written request. This feature may be suspended should the value of your account fall below $500.

2.  Contact The Commerce Funds To Redeem Shares From Your Account

By Mail:

Write a letter to us that gives the following information:

— names of all account owners

— your account number

— the name of the Fund

— the dollar amount you want to redeem

— what we should do with the proceeds

The Commerce Funds PAGE 85

Each owner, including each joint owner should sign the letter. Mail your request to: The Commerce Funds c/o Shareholder Services P. O. Box 219525 Kansas City, MO 64121-9525

By Telephone – Requesting Proceeds Be Wired:

Call The Commerce Funds with your request. Please see “What Are The Important Things To Consider When Contacting The Commerce Funds by Telephone?” below for specific instructions. When requesting a redemption by wire you must be redeeming shares in the amount of $1,000 or more. Also, the Fund must have your financial institution account information already on file. Proceeds will be wired directly to this designated account.

By Telephone – Requesting Proceeds Be Sent By Check:

Call The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. CST) with your request. Please see “What Are The Important Things to Consider When Contacting The Commerce Funds by Telephone?” below for specific instructions. The check will be made payable to the shareholder(s) of record and sent to the address listed on your account.

In Person:

You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in redeeming shares from your account.

What Are The Important Things To Consider When Contacting The Commerce Funds By Telephone?

You may call us at 1-800-995-6365 (8 a.m.-5 p.m. CST) to explain what you want to do. To make additions by phone or request electronic transfers or request redemptions, we need your prior written authorization. If you did not check the box in Section 12 of your original account application, you must send us a letter that gives us this authorization.

Telephone purchases will be made at the NAV next determined after the Transfer Agent receives an order in good form. If you should experience difficulty in redeeming your shares by telephone (e.g., because of unusual market activity), we urge you to consider redeeming your shares by mail.

You should note that the Transfer Agent may act on a telephone purchase or redemption request from any person representing himself to be you and reasonably believed by the Transfer Agent to be genuine. Neither The Commerce Funds nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In

PAGE 86 The Commerce Funds

attempting to confirm that telephone instructions are genuine, The Commerce Funds will use all procedures considered reasonable; the Funds may be liable for any losses if they fail to do so.

General Policies

Dividend and Distribution Policies:  As a Fund shareholder, you are entitled to any dividends and distributions from net investment income and net realized capital gains. You may choose one of the following distribution options for dividends and capital gains:

(1) reinvest all dividend and capital gain distributions in additional Service Shares,

(2) receive dividend distributions in cash and reinvest capital gain distributions in additional Service Shares,

(3) receive all dividend and capital gain distributions in cash, or

(4) have all dividend and capital gain distributions deposited directly into your designated account at a financial institution.

If you do not select an option when you open an account, all distributions will automatically be reinvested in additional Service Shares of the same Fund. For your protection, if you elect to have distributions mailed to you and these cannot be delivered, they will be reinvested in additional Service Shares of the same Fund. To change your distribution option, contact The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. CST). The change will become effective after it is received in good order and processed by the Transfer Agent.

Fund	Monthly Dividends*	Quarterly Dividends**	Annual Dividends***	Net Realized Capital Gains****
Core Equity		X		X
Growth			X	X
Value		X		X
MidCap Growth			X	X
International Equity			X	X
Asset Allocation		X		X
Bond	X			X
Short-Term Government	X			X
National Tax-Free Intermediate Bond	X			X
Missouri Tax-Free Intermediate Bond	X			X
Kansas Tax-Free Intermediate Bond	X			X

*	Monthly dividends are declared daily but are only distributed on or about the last business day of the month.
**	Quarterly dividends are both declared and paid on the calendar quarter months.
***	Annual dividends are both declared and paid in December.
****	Each Fund declares and distributes net realized capital gains annually (December).

The Commerce Funds Reserves The Right To:

•

Automatic Redemption.  Redeem your account involuntarily if, after 60 days’ written notice, your account’s value remains below a $500 minimum balance. We will not redeem your account involuntarily if the value falls below the minimum balance solely as

The Commerce Funds PAGE 87

a result of market conditions. Retirement accounts and certain other accounts will not be subject to automatic liquidation.

•	Suspension/Delay in Payment. Suspend or delay the payment of redemption proceeds when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, during any emergency as determined by the SEC or during other periods of unusual market conditions.

•	Excessive Trading Policies. Without notice, stop offering shares of a Fund, reject or restrict any purchase order (including exchanges), or bar an investor, including transactions accepted by a financial intermediary who the Adviser believes is engaging in excessive trading from purchasing or exchanging shares of a Fund. In accordance with the policy and procedures adopted by the Board of Trustees, The Commerce Funds (the “Funds”) do not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer term investment purposes only. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of Fund shares held by longer-term shareholders. The Funds and the Adviser will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Funds and its shareholders (or the Adviser), the Funds (or the Adviser) will reject purchase or exchange orders, in the Fund’s (or Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Fund (or the Adviser), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that, in the Adviser’s or Fund’s judgment, would harm the Funds or its shareholders or would subordinate the interests of the Funds or its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the International Equity Fund described in this Prospectus imposes a redemption fee on redemptions made within 30 calendar days of purchase subject to certain exceptions. See “Redeeming Shares—Receipt of Proceeds from A Sale?” for more information about the redemption fee, including transactions and certain omnibus accounts to which the redemption fee does not apply. As a further deterrent to excessive trading, many foreign equity securities held by the International Equity Fund are priced by an independent pricing service using fair valuation. For more information on fair valuation, please see “Buying Shares—How are Service Shares Priced?”

Pursuant to the policy adopted by the Board of Trustees, the Adviser has developed criteria that it uses to identify trading activity that may be excessive. The Adviser reviews information provided by the Transfer Agent, Boston Financial Data Services Midwest and other sources, on behalf of the Funds, relating to the trading activity in the Funds in order to assess the likelihood that a Fund may be the target of excessive trading. The Adviser will apply the criteria in a manner that, in the Advisers’ judgment, will be uniform.

Omnibus accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of

PAGE 88 The Commerce Funds

Fund shares and redeemers of Fund shares are netted against one another. The identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Funds and the Adviser will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

Customer Identification Program

Federal law requires The Commerce Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), Social Security number or taxpayer identification number or other identifying information, for each investor who opens an account with The Commerce Funds. Applications without the required information, or (where applicable) without an indication that a Social Security number or taxpayer identification number has been applied for, may not be accepted by The Commerce Funds. After accepting an application, to the extent permitted by applicable law or their customer identification program, The Commerce Funds reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified, (ii) refuse an investment in The Commerce Funds, or (iii) involuntarily redeem an investor’s shares and close an account if The Commerce Funds are unable to verify an investor’s identity. The Commerce Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

Arrangements With Certain Institutions

Financial institutions or their designees that have entered into agreements with The Commerce Funds or its agent may, to the extent permitted by applicable law, enter confirmed purchase orders on behalf of clients and customers, with payment and the order to follow no later than a Fund’s pricing on the following business day. If payment is not received by the Funds’ Transfer Agent by such time, the financial institution could be held liable for resulting fees or losses. The Commerce Funds may be deemed to have received a purchase or redemption order when a financial institution or its designee accepts the order. Orders received by the Fund in proper form will be priced at the Fund’s POP next computed after they are accepted by the financial institution or its designee. Financial institutions are responsible to their customers and The Commerce Funds for timely transmission of all subscription and redemption requests, investment information, documentation and money.

The Adviser may make payments to financial institutions from time to time to promote the sale, distribution and/or servicing of shares of the Funds. These payments are made out of the Adviser’s own assets and are not an additional charge to the Funds. The payments are in addition to the distribution and service fees described in this Prospectus. Such payments are intended to compensate financial institutions for, among other things, recordkeeping, shareholder communications and other administrative services. The amount of these additional payments is normally not expected to exceed 0.40% (annualized) of the amount sold or invested through the financial institution. These payments may create an incentive for a financial institution or its employees to recommend or sell shares of a Commerce Fund. For further information, please contact your financial institution for details about payments it may receive.

The Commerce Funds PAGE 89

Shareholder Servicing

The Commerce Funds have adopted a distribution plan under Rule 12b-1 that permits each Fund to pay up to 0.25% annually of their average daily net assets attributable to the Service Class Shares. The Funds also have adopted a Shareholder Administrative Services Plan that permits each Fund to pay up to 0.25% of the average daily net assets of Shares held under the plan to third parties, including The Commerce Trust Company (a division of Commerce Bank, N.A.), for providing shareholder services to the Shareholder Administrative Services Plan participants. Because these fees are paid out of each Fund’s assets, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain financial institutions may charge their customers account fees for purchasing or redeeming shares of The Commerce Funds. These institutions may provide shareholder services to their clients that are not available to a shareholder dealing directly with The Commerce Funds. Each institution is responsible for notifying its customers regarding its fees and additional or changed purchase or redemption terms. You should contact your financial institution for this information.

The Distributor and its affiliates may, out of its administration fee or other resources, pay a fee of up to 0.50% of the amount invested or additional incentives to qualifying dealers who initiate and are responsible for purchases of shares of The Commerce Funds. In addition, at its expense, the Distributor will provide additional compensation and promotional incentives to dealers in connection with the sales of shares of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

The Distributor may, in its discretion, pay the Adviser and third parties for expenses associated with the marketing, distribution, administration and servicing of the Funds. The Distributor also may make payments to reduce or limit the total annual fund operating expenses of certain Funds. Such payments are made out of the Distributor’s administration fee or other resources, and are not an additional charge to the Funds or their shareholders.

The Commerce Funds will not issue share certificates. The Transfer Agent will maintain a complete record of your account and will issue you a statement at least quarterly. You will also be sent confirmations of purchases and redemptions.

As a shareholder in the Funds, you will receive an Annual Report and a Semi-Annual Report. To eliminate unnecessary duplication, only one copy of such reports will be sent to the same mailing address. If you would like a duplicate copy to be mailed to you, please contact The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. CST).

Tax Information

The following is a brief summary of the federal income tax consequences of investing in The Commerce Funds. You may also have to pay state and local taxes on your investment, and you should always consult with your tax adviser for specific guidance on your investment in The Commerce Funds.

PAGE 90 The Commerce Funds

Taxes on Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, while distributions attributable to long-term capital gains are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15% (this 15% tax rate expires, by its terms, in taxable years beginning after December 31, 2008). Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate if certain other requirements are met. The amount of a Fund’s distribution that qualifies for this favorable tax treatment may be reduced by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply, the non-corporate shareholder must own the relevant Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your capital. This is known as “buying into a dividend.”

Taxes on Exchanges and Redemptions

When you redeem or exchange shares in any Fund, you may recognize a gain or loss for federal income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax rules is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

International Equity Fund

It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Fund may elect to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

The Commerce Funds PAGE 91

Tax Consequences Of The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond And Kansas Tax-Free Intermediate Bond Funds

The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ distributions will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending on the Funds’ investments, that a portion of the Funds’ distributions could be taxable to shareholders as ordinary income or capital gains. Moreover, although distributions are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Missouri Taxes:  Resident individuals, trusts and estates resident in Missouri, and corporations within Missouri tax jurisdiction will not be subject to Missouri income tax on dividends from the Missouri Tax-Free Intermediate Bond Fund that are derived from interest on obligations of the State of Missouri and its political subdivisions (to the extent such interest is exempt from federal income tax) or on obligations issued by the U.S. Government, the Government of Puerto Rico, the Virgin Islands or Guam. Resident individuals, trusts and estates and corporations generally will be subject to Missouri income tax on other dividends received from the Fund, including dividends derived from interest on obligations of other issuers and all long-term and short-term capital gains.

Kansas Taxes:  Resident individuals, trusts and estates resident in Kansas, and corporations within Kansas tax jurisdiction will not be subject to Kansas income tax on dividends from the Kansas Tax-Free Intermediate Bond Fund that are derived from interest on obligations of the State of Kansas and its political subdivisions (to the extent such interest is exempt from federal income tax) or on obligations issued by the U.S. Government, the Government of Puerto Rico, the Virgin Islands or Guam. Resident individuals, trusts and estates and corporations generally will be subject to Kansas income tax on other dividends received from the Fund, including dividends derived from interest on obligations of other issuers and all long-term and short-term capital gains.

Other Information

When you open your account, you should provide your Social Security number or tax identification number on your Account Application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

“Non-U.S. investors may be subject to estate tax and U.S. withholding on taxable distributions. However, distributions of short-term capital gains and qualified interest income made by the Funds to non-U.S. investors after November 1, 2005 and before October 31, 2008 will generally not be subject to U.S. withholding.”

PAGE 92 The Commerce Funds

Service Providers

Investment Adviser: Commerce Investment Advisors, Inc. (the “Adviser”)

Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., known collectively as “Commerce,” serves as Adviser for the Funds, selecting investments and making purchases and sale orders for securities in each Fund’s portfolio. Commerce Bank and Commerce Investment Advisors each have offices at 922 Walnut Street, Kansas City, Missouri 64106, and 8000 Forsyth Boulevard, St. Louis, Missouri 63105. Commerce Bank is a subsidiary of Commerce Bancshares, Inc., a registered multi-bank holding company. Commerce has provided investment management services to The Commerce Funds since 1994, to private and public pension funds, endowments and foundations since 1946 and to individuals since 1906. As of December 31, 2004, the Adviser and its affiliates had approximately $     billion in assets under management.

The Adviser receives a fee for the advisory services provided and expenses assumed under the Advisory Agreement. During the last fiscal year, the Funds paid the Adviser the following fees, calculated as a percentage of the Funds’ average daily net assets:

Actual Rate Paid In Fiscal Year 2004
Core Equity Fund	0.75%
Growth Fund	0.75%
Value Fund	0.75%
MidCap Growth Fund	0.75%
International Equity Fund	0.79%
Asset Allocation Fund	0.00%
Bond Fund	0.50%
Short-Term Government Fund	0.50%
National Tax-Free Intermediate Bond Fund	0.50%
Missouri Tax-Free Intermediate Bond Fund	0.50%
Kansas Tax-Free Intermediate Bond Fund	0.50%

Any difference between the contractual fees and the actual fees paid by the Funds reflects that the Adviser did not charge the full amount of the fees to which it would have been entitled. The Adviser’s voluntary expense reimbursements with respect to the Core Equity Fund, the Value Fund, the International Equity Fund and the Bond Fund may be discontinued at any time. The Adviser has contractually agreed to waive fees and/or reimburse expenses with respect to the Growth Fund, International Equity Fund, Asset Allocation Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund at least until October 31, 2005.

The Board of Trustees deliberations and discussions on the approval of the investment advisory contracts for the funds listed above will be included in the April 30, 2005 semi-annual shareholder report.

The Commerce Funds PAGE 93

Fund Managers:

Person	Fund(s)	Experience
Scott M. Colbert, CFA and Senior Vice President	Bond, Short-Term Government	Joined Commerce in 1993 Fund manager since inception 17 years of experience

Walt Czaicki, CFA and Senior Vice President	MidCap Growth

Joined Commerce in 2003

Formerly a Senior Portfolio Manager for UMB Investment Advisors; formerly the Director and Senior Portfolio Manager for Banc of America Capital Management (and its predecessor organizations)

16 years of experience

Michael E. Marks, CFA and Vice President	Core Equity	Joined Commerce in 1999 Formerly a Portfolio Manager and Senior Investment Analyst from November 1993 to October 1998 at IAA Trust Company Fund manager since Fund inception 10 years of experience

Brian P. Musielak, CFA and Vice President	National Tax-Free, Missouri Tax-Free and *Kansas Tax-Free Intermediate Bond	Joined Commerce in 1995 Fund manager since 1999 (*since inception) 9 years of experience

Joseph C. Williams III, CFA and Senior Vice President	Growth	Joined Commerce in 1975 Fund manager since inception 27 years of experience

The Asset Allocation Fund is managed by a team of investment professionals (the “Investment Policy Team”) and no individuals are primarily responsible for making recommendations to that Team. The Investment Policy Team consists of several senior investment professionals of the Adviser. These members meet regularly to analyze market information that might have an effect on the investment performance of the Fund. After completing this review, the Team makes a collective decision regarding the allocation of the underlying investments. Normally, changes occur only after the Team reaches a consensus that a rebalancing is firmly supported by economic, market and/or other relevant information.

The Value Fund is managed by a team of investment professionals (the “Equity Management Team”) and no individuals are primarily responsible for making recommendations to this Team. The Equity Management Team consists of several senior investment professionals of the Adviser. These members meet regularly to analyze market information that might have an effect on the investment performance of the Fund. After completing this review, the Team makes a collective decision regarding the Fund’s investments.

Sub-Adviser:  Bank of Ireland Asset Management (U.S.) Limited

Bank of Ireland Asset Management (U.S.) Limited (“BIAM (U.S.)” or the “Sub-Adviser”) has been the sub-adviser to the International Equity Fund since February 6, 2002.

PAGE 94 The Commerce Funds

For the services provided and expenses assumed under the Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser a monthly management fee at an annual rate of 0.45% of the first $50 million of the average daily net assets of the Fund, 0.40% of the next $50 million of average daily net assets of the Fund and 0.30% of the average daily net assets of the Fund in excess of $100 million. The Adviser is entitled to receive a management fee for its services to the Fund at the rate of 1.50% of average daily net assets. It is currently waiving at least 0.71% of these fees and the Fund is actually paying the Adviser no more than 0.79% of the Fund’s average daily net assets. The Adviser pays the Sub-Adviser’s fee out of the management fees it receives from the Fund.

BIAM (U.S.) is a wholly-owned indirect subsidiary of the Bank of Ireland Group. The address of BIAM (U.S.)’s office in the United States is 75 Holly Hill Lane, Greenwich, CT 06830; its head office is located at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM (U.S.) was established in 1987. BIAM (U.S.)’s affiliate, Bank of Ireland Asset Management Limited, with which BIAM (U.S.) shares resources, including investment advisory and account support personnel, has 37 years of experience as a global investment adviser. As of November 30, 2004 BIAM (U.S.) had approximately $     billion in assets under management on behalf of North American clients, and, together with its affiliates, Bank of Ireland Asset Management (BIAM), had approximately $     billion under management worldwide for individual and institutional accounts.

Administrator: Goldman Sachs Asset Management (“GSAM” or the “Administrator”)

GSAM serves as Administrator of each of the Funds. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM is a unit of the Investment Management Division of Goldman, Sachs & Co., the Distributor of the Funds.

Distributor: Goldman, Sachs & Co. (“Goldman” or the “Distributor”)

Shares of each Fund are sold on a continuous basis by Goldman as Distributor. Goldman is located at 85 Broad Street, New York, New York 10004.

Transfer Agent: State Street Bank and Trust Company (“State Street” or the “Transfer Agent”)

State Street has delegated its responsibilities as Transfer Agent to its indirect affiliate, Boston Financial Data Services (“BFDS”). State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. BFDS is located at 330 W. 9th Street, Kansas City, Missouri 64105.

Custodian: State Street Bank and Trust Company (the “Custodian”)

State Street also serves as the Custodian of each of the Funds.

The Commerce Funds PAGE 95

How Can I Contact The Commerce Funds?

If you would like more information about The Commerce Funds, you may request the following documents:

Statement of Additional Information

The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this prospectus.

Securities and Exchange Commission Reports

You can review and copy, after paying a duplicating fee, the reports of the Funds and the SAI by writing to the SEC’s Public Reference Section, Washington, D.C. 20459-0102 or by electronic request to: publicinfo@sec.gov or by visiting the Public Reference Room. Call the SEC at 1-202-942-8090 for information on operation of the public reference room.You can get copies of this information for free on the SEC’s EDGAR database at http://www.sec.gov.

The Funds’ investment company registration number is 811-8598.

Annual and Semi-Annual Reports

The Funds’ annual and semi-annual reports contain additional information about the Funds’ investments.The annual report also discusses market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.To make shareholder inquiries or to receive free copies of the SAI and the annual and semi-annual reports, contact The Commerce Funds in writing, via the World Wide Web, or by telephone, as listed below.You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website listed below.

P.O. Box 219525

Kansas City, Missouri 64121-9525

www.commercefunds.com

1-800-995-6365

CB5075 2/04	(8 a.m. – 5 p.m. CST)	530152

THE COMMERCE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

INSTITUTIONAL SHARES

SERVICE SHARES

Core Equity Fund

Growth Fund

Value Fund

MidCap Growth Fund

International Equity Fund

Asset Allocation Fund

Bond Fund

Short-Term Government Fund

National Tax-Free Intermediate Bond Fund

Missouri Tax-Free Intermediate Bond Fund

Kansas Tax-Free Intermediate Bond Fund

            , 2005

This Statement of Additional Information is not a prospectus. It is meant to be read in conjunction with The Commerce Funds’ Prospectuses dated             , 2005. Because this Statement of Additional Information is not itself a prospectus, no investment in the Funds should be made solely upon the information contained herein. Copies of the Prospectuses, as well as the Funds’ Annual Report, may be obtained upon request and without charge by calling 1-800-995-6365. The financial statements and report thereon by the Funds’ independent registered public accounting firm included in the Funds’ Annual Report for the fiscal period ended October 31, 2004 have been                          into this Statement of Additional Information in the section entitled “Financial Statements.” No other part of the Funds’ Annual Report is                             .

- i -

- ii -

- iii -

OVERVIEW OF THE COMMERCE FUNDS

The Commerce Funds (sometimes hereinafter referred to as the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Commerce Funds is a Delaware statutory trust, which was organized on February 7, 1994.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The following policies supplement the discussion of the Funds’ respective investment objectives and policies as set forth in the Prospectuses. Investment methods described in this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

The Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund are non-diversified series of the Trust. This means that with respect to 50% of their assets, they are permitted to invest more than 5% of their assets in the obligations of a single issuer. The other Funds of the Trust are diversified.

The following are descriptions of certain securities and transactions that supplement the Funds’ investment objectives and policies discussed in the Prospectuses.

Convertible Securities

The Core Equity, Growth, Value, MidCap Growth, Asset Allocation, International Equity and Bond Funds may invest in convertible securities, including bonds, notes and preferred stock that may be converted into common stock either at a stated price or within a specified period of time. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in the corporate capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

In selecting convertible securities, the Adviser and Sub-Adviser will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities, the interest or dividend income generated by the securities, the potential for capital appreciation of the securities and the underlying stocks, the prices of the securities relative to other comparable securities and to the underlying stocks, whether the securities are entitled to the benefits of sinking funds or other protective conditions, the issuer diversification of a Fund and whether the securities are rated by Moody’s, S&P or another nationally recognized statistical rating organization (“NRSRO”) and, if so, the ratings assigned.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and are generally subject to a high degree of credit risk.

While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possible greater than, those associated with traditional convertible securities.

Debt Obligations

The International Equity, Asset Allocation and Bond Funds may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/ prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

Inflation-Indexed Securities. Inflation-indexed securities are debt securities the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (CPI). Inflation-indexed securities may be issued by the U.S. Government, agencies and instrumentalities of the U.S. Government, and by corporations. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Inflation— a general rise in prices of goods and services—erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 8% in a given year and inflation is 4% during that period, the inflation-adjusted, or real, return is 4%. Inflation, as measured by the CPI, has occurred in 49 of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. Investors in funds holding inflation-indexed securities who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a Fund’s income distributions. While inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation-indexed securities include inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareowners).

Depositary Receipts

Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depositary.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Core Equity, Growth, Value, MidCap Growth, Asset Allocation and International Equity Funds may invest in ADRs. The International Equity Fund also may invest in EDRs and GDRs. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADR prices are denominated in U.S. dollars while the securities underlying an ADR are normally denominated in a foreign currency. Some ADRs may not be sponsored by the issuing institution. A non-sponsored depositary may not be required to disclose material information that a sponsored depositary would be required to provide under its contractual relationship with the issuer. Accordingly, there may not be a correlation between such information and the market value of such securities. For ADRs, the depositary is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depositary may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets.

Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Depositary receipt programs also include HOLDRs, TRACERs, TRAINs and similar programs. Each Fund may invest up to 5% of its net assets in trust issued receipts, known as HOLDRs, as well as other similar programs. HOLDRs are trust issued receipts. The sole assets of each HOLDRs trust are shares (“Underlying Shares”) of common stock issued by specified companies in a particular industry. All Underlying Shares are registered under Section 12 of the Securities Exchange Act of 1934 and are listed on a U.S. national securities exchange or traded on the Nasdaq National Market System. Each HOLDRs represents the owner’s undivided beneficial ownership in the Underlying Shares. HOLDRs involve risks similar to the risks of investing in Underlying Shares. The Funds’ investment will decline in value if the Underlying Shares decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk as a result of exposure to concentrated investments.

Morgan Stanley TRACERs (Traded Custody Receipts) are custody receipts and Lehman Brothers TRAINs (Targeted Return Index Securities Trust) are trust certificates that represent an individual beneficial ownership in certain pools of corporate debt securities. Neither TRACERs nor TRAINs are registered under the Securities Act of 1933. Typically, a sponsor will deposit a specified amount of securities with a custodian in exchange for custody receipts or trust certificates evidencing those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool, and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of the underlying securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may redeem the receipt or certificate and receive the underlying securities represented by the custody receipt of trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

For diversification purposes under the Investment Company Act of 1940, a Fund will look through to (1) the Underlying Shares in a HOLDRs trust and (2) the corporate debt securities underlying TRACERs and TRAINs. In addition, an investment in HOLDRs, TRACERS and TRAINS will also be treated as an investment in an investment company, even though these instruments are not registered under the Investment Company Act of 1940.

Exchange-Traded Funds

Each of the Core Equity, Growth, Value, MidCap Growth and Asset Allocation Funds may invest up to 5% of its net assets in exchange-traded funds (“ETFs”). Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

Most ETFs are investment companies. Therefore, a Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a Fund’s investments in other investment companies.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Currency Transactions

In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Equity Fund and Asset Allocation Fund are authorized to enter into foreign currency exchange transactions either on a spot (i.e., cash basis) at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow a Fund to establish a rate of exchange for a future point in time. The Funds may also enter into foreign currency exchange contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by a Fund. In addition, the Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser believes that there is a pattern of correlation between the two currencies.

The Funds may enter into forward foreign currency exchange contracts in several circumstances. When entering into a contract for the purchase or sale of a security, a Fund may enter into a contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

In order to reduce risk, when the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, the Funds may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of a Fund’s securities denominated in such foreign currency. Similarly, when the securities held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will generally not be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. The Funds will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars. In addition, the Adviser may enter into foreign currency exchange transactions for the Funds for non-hedging purposes when the Adviser anticipates that the foreign currency will appreciate or depreciate in value.

A separate account consisting of cash or liquid assets, equal to the amount of a Fund’s assets that could be required to consummate forward contracts will be established with the Fund’s Custodian, except to the extent the contracts are otherwise “covered.” For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund’s price to sell the currency. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or put option) permitting the Funds to sell the same currency at a price as high as or higher than the Fund’s price to buy the currency.

Foreign Investments

As discussed above, the Value, Growth, MidCap Growth, Core Equity, International Equity and Bond Funds may invest up to 10%, 10%, 10%, 10%, 100% and 20%, respectively, of their total assets in securities issued by foreign issuers, including ADRs and, in the case of the International Equity Fund, EDRs and GDRs, wherever organized (together, “Foreign Securities”). ADRs, EDRs and GDRs are discussed above under “Depositary Receipts.” The Asset Allocation Fund may also invest in Foreign Securities. In considering whether to invest in Foreign Securities, the Adviser and Sub-Adviser will consider such factors as the characteristics of the particular issuer, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the issuer is located.

Investment in Foreign Securities involves special risks including market risk, foreign currency risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States. Market risk involves the possibility that stock prices will decline over short or extended periods. Stock markets tend to be cyclical, with alternate periods of generally rising and generally declining prices. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a Foreign Security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

There are other risks and costs involved in investing in Foreign Securities, which are in addition to the usual risks inherent in domestic investments. Investment in Foreign Securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political and economic instability. Future political and economic developments, the possible imposition of withholding taxes, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

The International Equity and Bond Funds both may invest up to 20% of their total assets in foreign debt and in the securities of foreign governments. The Asset Allocation Fund may also invest in such foreign debt and securities. The risks of such investments include the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

To the extent that a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, the respective net currency positions of the International Equity Fund may expose it to risks independent of its securities positions. To the extent that a Fund is fully invested in Foreign Securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds investing in Foreign Securities are also subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Futures Contracts and Related Options

The Core Equity, Growth, Value, MidCap Growth, Asset Allocation, International Equity, Bond, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) for hedging purposes or to seek to increase total return. The International Equity Fund may also invest in currency futures contracts and options on foreign currencies. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to hedge effectively.

Successful use of futures by a Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the underlying security or index. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities that it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices, which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

A Fund may not purchase or sell futures contracts or options on futures contracts to increase total return unless immediately after any such transaction the aggregate amount of premiums paid for put options and the amount of margin deposits on its existing futures positions do not exceed 5% of the total assets of the Fund.

Hybrid Instruments

The International Equity Fund may invest up to 10% of its total assets, and the Asset Allocation Fund may invest up to 5% of its net assets, in hybrid instruments. Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or depositary instruments (hereinafter “Hybrid Instruments”). The investment limitations for these Funds for purposes of TRACERs, TRAINs and HOLDRs is discussed above under “Depositary Receipts.” Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate or receipt, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand of the Underlying Assets and interest rate movements. At various times Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities having legal or contractual restrictions on resale or no readily available market (including repurchase agreements, variable and floating rate instruments and time deposits with notice/termination dates in excess of seven days, stripped mortgage-backed securities (“SMBS”) issued by private issuers, interest rate and currency swaps and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the “1933 Act”)).

If otherwise consistent with its investment objective and policies, each Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Adviser determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. A Fund’s investment in Rule 144A securities could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Interest Rate Swaps, Floors and Caps

In order to hedge against fluctuations in interest rates, the Asset Allocation, Short-Term Government, Bond, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds may opt to enter into interest rate and mortgage swaps and interest rate caps and floors. A Fund typically uses interest rate and mortgage swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio securities. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent that a specified index falls below (floor) or exceeds (cap) a predetermined interest rate. In a typical cap or floor arrangement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. Since interest rate swaps, mortgage swaps and interest rate caps and floors are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its interest rate swaps, mortgage swaps and interest rate caps and floors positions.

If a Fund enters into interest rate and mortgage swaps, it will do so only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, do not treat them as being subject to the Funds’ borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate or mortgage swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the Fund’s Custodian.

The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other traditional investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Fund’s limitation on investments in illiquid securities.

Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a swap transaction will not be considered to constitute the issuance of a “senior security” by a Fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements discussed under “Investment Limitations” below.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

A Fund may not enter into any interest rate or mortgage swap or interest cap or floor transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either AA or A-1 or Aa or P-1 or better by S&P or Moody’s or the equivalent rating of another NRSRO or if unrated by such rating organizations, determined by the Adviser to be of comparable credit quality. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the relevant market. However, the staff of the SEC takes the position that swaps, caps and floors are illiquid for purposes of the Funds’ limitations on investments in illiquid securities.

Investment Companies

Each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Asset Allocation Fund may invest in securities of other investment companies pursuant to an exemptive order issued by the SEC. Each Fund, other than the Asset Allocation Fund, currently intends to limit its investments so that, as determined immediately after a purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Adviser, or any affiliate of Commerce Bancshares, Inc. As a shareowner of another investment company, a Fund would bear, along with other shareowners, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations and may represent a duplication of fees to shareowners of the Fund.

Lending Securities

Each Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal in value at all times to at least the market value of the securities loaned. Collateral for securities loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that meets the investment standards defined as “money market instruments” below in “Temporary Investments.” When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash loan collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. Such loans will not be made if, as a result, the aggregate of all outstanding loans exceeds 33 1/3% of the value of a Fund’s total assets (including the value of the collateral received for the loan). There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Mortgage Dollar Rolls

The Asset Allocation, Bond and Short-Term Government Funds may enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. A Fund gives up the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the case proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund. A Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets, in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Adviser’s ability to correctly predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each Fund proposes to treat mortgage dollar rolls as two separate transactions; one transaction involving the purchase of a security and a separate transaction involving a sale. No Fund currently intends to enter into mortgage dollar rolls that are accounted for as a financing.

Mortgage-Related and Asset-Backed Securities

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities that are secured by entities such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. The Asset Allocation Fund may also invest in mortgage-related and asset-backed securities. Purchasable mortgage-related securities are represented by pools of mortgage loans assembled for sale to investors by various governmental agencies, which are described below, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates. For this and other reasons, a mortgage-related security’s maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security’s return to a Fund. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

Mortgage-Related Securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities in which the Bond and Short-Term Government Funds may invest include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), FNMA guaranteed Mortgage-Pass Through Certificates (also known as “Fannie Maes”) and FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Unlike Ginnie Maes, Fannie Maes and Freddie Macs are not backed by or entitled to the full faith and credit of the United States. Although securities issued by the FNMA, FHLMC and the Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. The maximum potential liability of the issuers of some U.S. Government securities held by the Funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

A Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduit (“REMIC”) pass-through or participation certificates (“REMIC Certificates”). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage

Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not intend to purchase residual interests.

Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs or REMIC Certificates include, among others, “parallel pay” CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates. PCs represent undivided interests in specified level payments, residential mortgages or participation therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain PCs, referred to as “Gold PCs.”

The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. The rate of such prepayments, and accordingly the life of the certificates, will be a function of current market rates and current conditions in the relevant housing markets. Estimated average life will be determined by the Adviser, and such securities may be purchased by the Bond Fund if the estimated average life is determined to be five years or less.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Bond Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates. For this and other reasons, a mortgage-related security’s maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security’s return to the Funds. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

Asset-Backed Securities. The Asset Allocation and Bond Funds may purchase asset-backed securities issued by either governmental or non-governmental entities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Payment on asset-backed securities of a private issuer is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Each of these Funds may also invest in other types of asset-backed securities that may be available in the future.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected payments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of a Fund, the maturity of asset-backed securities will be based on estimates of average life.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates. Furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of a shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (e.g., credit card and automobile loan receivables as opposed to real estate mortgages). Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, default may require repossession of the personal property of the debtor which may be difficult or impossible in some cases. Most issuers of automobile receivables permit the servicers to return possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the number of vehicles involved in a typical issuance and technical requirements under state law, the trustee for the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries of repossessed collateral may not, in some cases, be able to support payments on these securities.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities for the Fund. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described above under “Illiquid Securities.”

Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. In calculating the average weighted maturity of the Funds, the maturity of asset-backed securities will be based on estimates of average life.

Municipal Obligations

The Asset Allocation, Bond, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds may invest in Municipal Obligations. The Bond Fund may invest up to 20% of its total assets in such securities. The other Funds may invest in Municipal Obligations without limit. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

The two principal classifications of Municipal Obligations are “general obligation” and “revenue” issues, and the respective portfolios may also purchase “moral obligation” issues, which are normally issued by special purpose authorities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds (e.g., bonds issued by industrial development authorities) that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term “Municipal Obligations” if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

The Bond Fund may, when deemed appropriate by the Adviser in light of the Fund’s investment objective, invest in obligations issued by state and local governmental issuers. Dividends that are derived from the interest on Municipal Obligations generally would not be taxable to the Fund’s shareowners for federal income tax purposes.

Although the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds will invest most of their assets, under normal circumstances, in intermediate-term Municipal Obligations, the Funds may also purchase short-term project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Further, the Funds may purchase Municipal Obligations known as “certificates of participation,” which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by applicable municipal charter provisions or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may or may not provide that the certificate trustee can accelerate lease obligations upon default. If the trustee could not accelerate lease obligations upon default, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. Certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances. If a specified event occurs, a certificate is callable at par either at any interest payment date or, in some cases, at any time. As a result, certificates of participation are not as liquid or marketable as other types of Municipal Obligations.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. The Trust cannot predict what legislation, if any, may be proposed or enacted in the future regarding the federal tax status of interest on such obligations or, with respect to the Missouri Tax-Free Intermediate Bond Fund, what legislation may be proposed in the Missouri Legislature relating to the status of the Missouri income tax on interest on Missouri Obligations or, with respect to the Kansas Tax-Free Intermediate Bond Fund, what legislation may be proposed in the Kansas Legislature relating to the status of the Kansas income tax on interest on Kansas Obligations. Such proposals, whether pending or enacted, might materially and adversely affect the availability of Municipal, Missouri or Kansas Obligations for investment by a particular Fund and the liquidity and value of its respective portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Certain of the Municipal Obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds may, from time to time, invest more than 50% of their assets in Municipal Obligations covered by insurance policies.

Options Trading

Each of the Funds may purchase put and call options and may write covered call and secured put options, which will be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of securities subject to options written by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds (collectively, the “Tax-Free Funds”) will not exceed 5% of the respective Fund’s net assets. The Tax-Free Funds may not purchase or write options with respect to foreign currencies. The aggregate value of securities subject to options written by the International Equity, Short-Term Government, Bond, Core Equity, Growth, Value and MidCap Growth Funds will not exceed 25% of the respective Fund’s net assets. Notwithstanding the foregoing, a Fund may not purchase or sell futures contracts or options on futures contracts to increase total return unless immediately after any such transaction, the aggregate amount of premiums paid for put options and the amount of margin deposits on existing futures positions do not exceed 5% of the total assets of a Fund.

Options may relate to particular securities and various stock indexes or currencies. This is a highly specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The Funds may write only “covered” call options on securities. The option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its Custodian) upon conversion or exchange of other securities held by it. A call option is also covered if a Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its Custodian.

A Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., the same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series that will permit the Fund to make a closing purchase transaction in order to close out its position.

When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

As noted previously, there are risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. A Fund will likely be unable to control losses by closing its position where a liquid secondary market does not exist. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Successful use of options by a Fund is subject to the Adviser’s ability to correctly predict movements in the direction of stock prices, interest rates and other economic factors.

Passive Foreign Investment Companies

The International Equity and Asset Allocation Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such entities have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Fund’s expenses (management fees and operating expenses), shareowners also will bear indirectly similar expenses of such entities.

Portfolio Turnover

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average market value of the portfolio securities. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Fund turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Fund turnover will not be a limiting factor in making portfolio decisions, and each Fund may engage in short-term trading to achieve its investment objective. Higher portfolio turnover rates could hinder performance due to higher expenses and increased taxes realized by a Fund.

Ratings of Securities

Investment-grade obligations are those rated at the time of purchase AAA, AA, A or BBB by S&P, Aaa, Aa, A or Baa by Moody’s or which are similarly rated by another NRSRO (including Fitch) or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Up to 25% of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ net assets may be invested in unrated obligations deemed by the Adviser to be comparable in quality to investment-grade instruments. Obligations rated BBB by S&P, Baa by Moody’s or the equivalent rating of another NRSRO are considered to have speculative characteristics and are subject to greater credit and market risk than securities rated in the top three investment-grade categories.

Subsequent to their purchase by the Bond, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, a Fund’s portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment-grade securities. Up to 5% of the Bond Fund’s and Tax-Free Funds’ portfolio securities may represent securities downgraded below investment grade. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. See Appendix A for a description of applicable debt ratings.

The International Equity Fund may also hold foreign or domestic money market instruments and domestic securities rated at the time of purchase in one of the three highest investment-grade categories by Moody’s, S&P or another NRSRO. The Fund does not intend to purchase unrated debt obligations. In an event that the rating of any security held by the Fund falls below the required rating, the Sub-Adviser will dispose of the security unless it appears this would be disadvantageous to the Fund.

The ratings of Moody’s, S&P and Fitch, as NRSROs, represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in conjunction with the particular Fund’s investment policy when determining whether the Fund should continue to hold the obligation.

The payment of principal and interest on most securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its debt securities may be materially adversely affected by litigation or other conditions.

Attached to this Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by NRSROs for securities in which the Funds may invest.

Real Estate Investment Trusts

The Asset Allocation Fund may invest in shares of real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareowners provided they comply with certain requirements under the Internal Revenue Code (the “Code”). The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Repurchase Agreements

Each Fund may enter into repurchase agreements under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with a Fund’s Custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by the Adviser. If the seller under the repurchase agreement defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by a Fund may be delayed or limited.

The repurchase price under the repurchase agreements described in the Funds’ Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds’ Custodian (or sub-Custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans under the 1940 Act.

Reverse Repurchase Agreements

Each Fund may borrow money for temporary purposes by entering into transactions called reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to a financial institution (such as a bank or broker-dealer) and agrees to buy them back later at an agreed upon time and price. When a Fund enters into a reverse repurchase agreement, it places in a separate custodial account cash or liquid assets that have a value equal to or greater than the repurchase price. The account is then continuously monitored by the Adviser to make sure that an appropriate value is maintained. Reverse repurchase agreements involve the risk that the value of portfolio securities a Fund relinquishes may decline below the price the Fund must pay on the repurchase date. A Fund will only enter into reverse repurchase agreements to avoid the need to sell its securities to meet redemption requests during unfavorable market conditions. As reverse repurchase agreements are deemed to be borrowings by the SEC, each Fund is required to maintain continuous asset coverage of 300%. Should the value of a Fund’s assets decline below 300% of borrowings, a Fund may be required to sell portfolio securities within three days to reduce the Fund’s debt and restore 300% asset coverage.

Rights Offerings and Warrants

The Value, Growth, MidCap Growth, Asset Allocation, Core Equity and International Equity Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the expiration of the rights and warrants. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 10% of its net assets, taken at market value, in warrants. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

Special Considerations Regarding Investment in Missouri Obligations

The following discussion highlights some of the more important economic and financial trends and considerations affecting Missouri Obligations and is based on information from official statements, prospectuses and other publicly available documents relating to, among other things, securities offerings of the State of Missouri, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. The Commerce Funds has not independently verified any of the information contained in such statements or other documents.

Missouri’s population was 5,704,484 on July 1, 2003 according to the Population Estimates Program, Population Division, U.S. Bureau of the Census, which represented an increase of 0.6% from the 2002 estimate and 1.95% from the 2000 decennial census of 5,595,211 inhabitants compared to the national average of 3.34% growth over the same thirty month period. According to the 2000 census, St. Louis and the surrounding metropolitan area constituted the 18th largest Metropolitan Statistical Area (“MSA”) in the nation with approximately 2.6 million inhabitants, more than half of which were Missouri residents, St. Louis is located on the eastern boundary of the State on the Mississippi River and is a distribution center and an important site for banking and manufacturing activity. Anchoring the western boundary is Kansas City, which is Missouri’s second largest metropolitan area. According to the 2000 census, Kansas City was the 26th largest MSA nationally with approximately 1.77 million inhabitants, more than half of which were Missouri residents. Kansas City is a major agri-business center for the United States and is an important center for finance and industry. Springfield, St. Joseph, Joplin and Columbia are also important population and industrial centers in the State. Missouri’s personal income rose by 2.8% during calendar year 2002, which just exceeded the national personal growth of approximately 2.5%. Missouri ranked eighteenth in personal income and forty-sixth in per capita spending in 2002. Missouri’s employment stood at 2,837,531 at the end of December 2003, up 33,776 from December 2002. At the end of December 2003 and December 2002, the State unemployment rate was a seasonally-adjusted 5.0% and 5.5%, respectively. The national unemployment rate was 5.7% at the end of December 2003.

The major sectors of the State’s economy include agriculture, manufacturing, government, services and trade, transportation and utilities. Farming has traditionally played a dominant role in the economy and yielded a large portion of the State’s revenues. Although the concentration in farming remains above the national average, with increasing urbanization, significant income-generating activity has shifted from agriculture to manufacturing and services. Earnings and employment are distributed among the manufacturing, trade and service sectors in a close approximation of the average national distribution, thus lessening the State’s cyclical sensitivity to impact by any single sector. In 2003, services, including health care services, represented the single most significant non-agriculture economic activity (excluding government), with trade, transportation and utilities ranking second and manufacturing ranking third. As of November 2003, these three economic sectors accounted for approximately 70% of the State’s nonagricultural employment. Manufacturing, which accounts for approximately 11.7% of nonagricultural employment, is concentrated in industrial machinery, transportation equipment and other durable goods. From November 2002 to October 2003, Missouri lost approximately 3,500, or 1% of its manufacturing jobs compared to a 3% reduction in this section nationally, and continued net losses are expected, with some regionally significant manufacturing facilities identified for closure or significant reductions before 2010. To the extent that the economy suffers a recession (including the current recession), the manufacturing sector, in particular, could be adversely affected. In addition, a major airline has significantly reduced the number of flights originating from the State, which can be expected to adversely affect the State’s service employees and economy as a whole.

Defense-related businesses play an important role in Missouri’s economy. In addition to the large number of civilians employed at the various military installations and training bases in the State, aircraft production and defense-related businesses receive sizeable annual defense contract awards. In 2002, Missouri ranked seventh among the states in Department of Defense contract awards compared to a ranking of sixth in 1998. There may be further changes in the level of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be affected disproportionately. It is impossible to determine what effect, if any, continued consolidation in the defense-related industries will have on the economy of the State.

Two areas of strength in the national economy, home building and vehicle sales, have shown signs of strengthening in recent months. However, if vehicle sales fail to exceed the record low levels of 2003 and inventories accumulate, production could be cut back, putting the jobs of about 33,000 Missouri workers in motor vehicle-related businesses, including vehicle manufacturing, at risk. Similarly, if sales weaken in the home building industry, whether due to the expected rise in interest rates in the latter half of 2004 or otherwise, production could be cut back, causing additional job losses in Missouri. Any shift or loss of production operations now conducted in Missouri in either industry could have a negative impact on the economy of the State.

Limitations on State debt and bond issues are contained in Article III, Section 37 of the Constitution of Missouri. Pursuant to this section, (1) the General Assembly may issue general obligation bonds solely to refund outstanding bonds (provided that the refunding bonds must mature within 25 years of issuance); (2) the General Assembly upon the recommendation of the Governor to incur a temporary liability by reason of unforeseen emergency or of deficiency in revenue, may issue bonds in an amount not to exceed $1 million for any one year (must be paid within 5 years of issuance); and (3) the General Assembly, or the people by initiative, may submit a proposition to incur temporary indebtedness greater than $1 million by reason of unforeseen emergency or of deficiency in revenue, and the bonds may be issued if approved by a majority of those voting (such bonds must be retired serially and by installment within 25 years of issuance). Before any bonds are issued pursuant to Section 37, the General Assembly must make provisions for the payment of principal and interest and may provide for an annual tax on all taxable property in an amount sufficient for that purpose.

Certain water pollution bonds and State building bonds are also authorized pursuant to Section 37(b)-(h), inclusive. In 1971, Missouri voters approved a constitutional amendment providing for the issuance of $150 million of general obligation bonds for the protection of the environment through the control of water pollution. In 1979, voters approved a constitutional amendment authorizing an additional $200 million of State Water Pollution Control Bonds. In 1982, State voters approved a constitutional amendment authorizing the issuance of $600 million of Third State Building Bonds. Proceeds from the Third State Building Bonds are used to provide funds for improvement of State buildings and property, including education, mental health, parks, corrections and other State facilities, and for water, sewer, transportation, soil conservation and other economic development projects. In 1988, and as amended in 1998, Missouri voters approved a constitutional amendment authorizing the issuance of bonds in the aggregate sum of $275 million for controlling water pollution and making improvements to drinking water systems. In 1994, state voters approved a constitutional amendment authorizing the issuance of $250 million Fourth State Building Bonds. Proceeds from the Fourth State Building Bonds fund the rebuilding of institutions of higher education, land acquisition, construction or purchase of buildings, and planning, furnishing, equipping and landscaping such improvements and buildings. In 1998, voters approved a constitutional amendment authorizing the issuance of bonds in the aggregate sum of $100 million for the purpose of providing rural water and sewer grants and loans, including grants for the establishment of water supply hook-ups in unincorporated areas of any county to water supplies. In 1998, voters approved a constitutional amendment authorizing the issuance of bonds in the aggregate amount of $200 million for the purpose of providing funds for providing stormwater control plans, studies and projects in certain counties and cities.

Article III, Section 36 of the Constitution of Missouri requires that the General Assembly appropriate the annual principal and interest requirements for outstanding general obligation bonds before any other appropriations are made. Such amounts must be transferred from the General Revenue Fund to bond interest and sinking funds. Authorization for these transfers, as well as the actual payments of principal and interest, are provided in the first appropriation bill of each fiscal year.

In addition to general obligation bonds, the Missouri legislature has established numerous entities as bodies corporate and politic, which are authorized to issue bonds to carry out their corporate purposes.

General revenue collections in fiscal year 2003, net of refunds, were $5,902 million, 4.6% below fiscal year 2002 gross collections, following a 3.5% decrease in general revenue collections for fiscal year 2002 from fiscal year 2001. This trend is expected to continue in fiscal year 2004. It is estimated that the State will experience growth in general revenue collections of 2.1%. However, when non-economic factors such as the federal tax cuts and growth in tax credits are included, net collections are expected to decline by 0.7% from the fiscal year 2003 level, resulting in a shortfall of over $140 million from the amount of collections needed to support the approved fiscal year 2003 budget. The current estimate for fiscal year 2005 net general revenue collections is $6,392 million. Federal tax cuts implemented in 2001, 2002 and 2003 and those currently proposed for implementation by the President have reduced and are expected to substantially reduce Missouri revenues.

Article X, Section 16-24 of the Constitution of Missouri (the “Tax Limitation Amendment”) imposes a limit on the amount of taxes and other revenue enhancement charges such as user fees which may be imposed by the State or a political subdivision in any fiscal year. This limit is tied to total State revenues for the fiscal year ended June 30, 1981, as defined in the Tax Limitation Amendment, and adjusted annually, in accordance with the formula set forth in the amendment. Under that formula, the revenue limit (the “Revenue Limit”) for any fixed year equals the product obtained by multiplying (i) the ratio of total state revenues in fiscal year 1980-1981 divided by the aggregate personal income received by persons in Missouri from all sources (“Personal Income of Missouri”) in calendar year 1979, times (ii) the Personal Income of Missouri in either the calendar year prior to the calendar year in which appropriations for the fiscal year for which the calculation is being made, or the average of Personal Income of Missouri in the previous three calendar years, whichever is greater. If the Revenue Limit is exceeded by 1% or more in any fiscal year, a refund of the excess revenues collected by the State is required. If the excess revenues collected are less than 1%, then the excess is not refunded but is transferred to the General Revenue Fund. The details of the Tax Limitation Amendment are complex and clarification from subsequent legislation and judicial decisions may be necessary for the Tax Limitation Amendment to be fully implemented. The Revenue Limit can be exceeded only if the General Assembly approves by a two-thirds vote of each house an emergency declaration as requested by the Governor. The Revenue Limit does not apply to taxes imposed for payment of principal and interest on bonds that have been approved by the voters, as authorized by the Missouri Constitution. In 1999, total state revenues exceeded the total state revenue limit by $98.9 million, the entire amount of which was refunded to Missouri taxpayers in calendar year 2000. In fiscal years 2000 – 2003, total state revenues did not exceed the total state revenue limit. The Missouri Office of Administration projects that in fiscal year 2004 and 2005, total state revenues will not exceed the total state revenue limit.

In addition to the Revenue Limit, the General Assembly is prohibited without voter approval from increasing taxes or fees in any fiscal year that in total produces new annual revenues greater than $50 million, adjusted annually by the percentage change in the personal income of Missouri for the second previous fiscal year, or 1% of total state revenue for the previous fiscal year prior to the General Assembly action, whichever is less. The Tax Limitation Amendment could adversely affect the repayment capabilities of certain non-general obligation issues if payment is dependent upon increases in taxes or appropriations by the State’s General Assembly.

Special Considerations Regarding Investment in Kansas Obligations

The following discussion highlights some of the more important economic and financial trends and considerations affecting Kansas Obligations and is based on information from official statements, prospectuses and other publicly available documents relating to, among other things, securities offerings of the State of Kansas, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. The Commerce Funds have not independently verified any of the information contained in these statements or other documents.

Because the Kansas Tax-Free Intermediate Bond Fund will concentrate its investments in Kansas Municipal Obligations, it may be affected by political, economic or regulatory factors that may impair the ability of Kansas issuers to pay interest on or to repay the principal of their debt obligations. Kansas Municipal Obligations may be subject to greater price volatility than municipal obligations in general as a result of the effect of supply and demand for these securities which, in turn, could cause greater volatility in the value of the shares of the Fund.

Kansas ranks as the 14th largest state in terms of size with an area in excess of 82,000 square miles. The population of Kansas was 2,723,507 on July 1, 2003, according to the Population Estimates Program, Population Division, U.S. Bureau of the Census, which represented an increase of 0.4% from the 2002 estimate, compared to the national average of 1.0% growth over the same 12-month period. According to the 2000 census, excluding Kansas City, which is contained in the Kansas City, Missouri Metropolitan Statistical Area (“MSA”), Wichita is the State’s largest metropolitan area, ranking as the 78th largest MSA nationally with approximately 545,220 inhabitants. Wichita is a major aircraft manufacturing center for the United States with the worldwide headquarters for Cessna Aircraft Company and Raytheon Aircraft Co. and major manufacturing and assembly plants for The Boeing Company and Bombardier Aerospace Learjet Inc. located in the city. According to the 2000 census, Topeka constituted the 185th largest MSA in the nation with approximately 169,871 inhabitants. As the State capital, Topeka has a high percentage of government employees representing approximately 25% of the total employment base of the metropolitan area. Growth in the State’s trade, services and manufacturing sectors has decreased the historical dominance of agriculture on the State economy.

Kansas personal income rose by 1.9% during calendar year 2002, which was lower than national personal income growth of 2.5%. However, per capita personal income grew by 1.4% in Kansas during calendar year 2002, equaling the national growth rate. Per capita personal income in Kansas still continues to lag behind the overall United States at 93.5% of the national average. Among all the states, Kansas ranked 31st in personal income and 28th in per capita personal income in 2002. Personal income in Kansas is expected to grow at a slower rate than the rest of the United States in 2004.

Although the national economy is expected to rebound significantly in 2004, the Kansas economy is expected to recover more slowly. Overall, the Kansas economy is expected to experience modest growth in 2004. Gross State Product (“GSP”) is forecasted to increase by 4.8% and personal income is expected to increase by 4.5%.

The unemployment rate is expected to decrease slightly in 2004, with the unemployment rate in Kansas remaining well below the national rate. The average monthly unemployment rate is expected to decrease from 5.0% in 2003 to 4.9% in 2004. In spite of ongoing cuts in manufacturing employment, notably including the aircraft manufacturing sector, which continues to be negatively impacted by the September 11, 2001 terrorist attacks, the Kansas economy maintained positive job growth in 2003. Although the State experienced employment growth during 2003, the economic recovery in Kansas is proceeding at a slower rate than the nation as a whole.

In 2003, employment growth was experienced in farm employment (18.5%), natural resources (6.3%), finance (2.5%), construction (2.2%), education and health services (1.7%), trade, transportation, and utilities (1.3%), and government (0.6%). Service sector employment growth in 2003 was sustained by the ongoing demand for educational and health professionals. The growth in construction employment has been fed largely by ongoing State highway projects, numerous school bond projects across the State, and residential construction that has been fueled by historically low interest rates.

However, employment declines were experienced during 2003 in manufacturing (-2.9%), information (-2.2%), professional and technical services (-1.1%), and leisure and hospitality (-0.7%).

Although Kansas is expected to experience job growth in the coming years, the level of growth will continued to be lower than that experienced during the robust growth in the late 1990s. Overall growth in the manufacturing sector will depend on the fortunes of the state’s aircraft manufacturers, which continue to experience the effects of the terrorist attacks of September 11, 2001. Bombardier, Cessna, and Raytheon, in addition to Boeing, also have announced workforce adjustments. Over 20% of the manufacturing jobs in Kansas are related to aircraft production. In the Wichita area, over 80.0% of the manufacturing jobs are aircraft related.

Boeing deliveries for 2003, estimated at 280 airplanes, were just over half of the 527 aircraft that were delivered in 2001. Moreover, Boeing may face even fewer prospects for selling new planes even worse in 2004 as a result of the prolonged industry downturn. Airbus SAS, based in Toulouse, France, has been receiving more orders than Chicago-based Boeing and may deliver more aircraft than Boeing this year for the first time in its history. The greatest risk to the economic recovery in Kansas during 2004 will continue to be the lingering aftermath of the events of September 11. If travel demand remains soft, many of the jobs lost in the aircraft manufacturing sector may be slow to return.

In 2003, Boeing further tied its fortunes to that of the Kansas economy. In the spring of 2003, the Governor of Kansas signed a law providing for the issuance of $500.0 million in bond financing that Boeing may use to begin to design and build major components of its newest commercial model, the 7E7. In November 2003, Boeing confirmed that its Wichita plant will build that aircraft’s flight deck and forward section. To date, Wichita appears to have received more 7E7 structural work than any other Boeing site, which is expected to result in hundreds of new jobs there. In addition, Boeing has disclosed its belief that allegations of improprieties concerning the company’s negotiations with the Pentagon (one of its major customers) will be resolved quickly. The Pentagon is negotiating with Boeing to lease and/or purchase 100 converted 767 jetliners for the Air Force to use as aerial refueling tankers to replace some of its aging KC-135 fleet. Much of the work is likely to be completed in Boeing’s Wichita facility, with deliveries expected to begin in 2005.

In addition to the aforementioned effects in the aircraft manufacturing industry, the telecommunications industry affects the Kansas economy, especially in the Kansas City metropolitan area. As a result overcapacity in the market and intense competition, telecommunications companies continued to cut their workforces in 2003. Sprint, which is based in Overland Park, Kansas and is the Kansas City metro area’s largest employer (with more than 19,000 employees in the area), has struggled to reduce its costs to compete more effectively. A series of Sprint layoff announcements in the last two years has reduced the company’s net area employment by more than 3,000. In November 2003, Sprint announced that an additional 400 jobs will be cut in the Kansas City area. Furthermore, Sprint’s recent announcement of plans to outsource much of its customer service to IBM may lead to further reductions in its Kansas employee base.

Considering all of these factors, the Kansas economy is expected to continue with its modest recovery in 2004.

Obligations of issuers of Kansas Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bank Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress or the Kansas legislature or by referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation, litigation involving the taxation of municipal obligations or the rights of municipal obligation holders, or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Kansas Municipal Obligations may be materially affected.

The following information is a brief summary of particular Kansas State factors affecting the Kansas Tax-Free Intermediate Bond Fund and does not purport to be a complete description of such factors. The financial condition of the State, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. Further, the State faces numerous forms of litigation seeking significant damages which, if awarded, may adversely affect the financial situation of the State or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of a state, and there is no obligation on the part of the state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the state. The information contained below is based primarily upon information derived from State official statements, Certified Annual Financial Reports, State and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It has not been independently verified by the Fund. The Fund makes no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of the Fund may fluctuate due to factors such as change in interest rates, matters affecting a particular state, or for other reasons.

The State of Kansas finances a portion of its capital expenditures with various debt instruments. Of capital expenditures that are debt-financed, revenue bonds and loans from the Pooled Money Investment Board finance most capital improvements for buildings, and certificates of participation and “third-party” financing pay for most capital equipment. The Kansas Constitution makes provision for the issuance of general obligation bonds subject to certain restrictions; however, no bonds have been issued under this provision for many years. No other provision of the Constitution or State statute limits the amount of debt that can be issued.

In a January 15, 2002 report, Standard & Poor’s affirmed an issuer credit rating of AA+ for the State of Kansas. Standard & Poor’s credit rating reflects the State’s general creditworthiness in the absence of general obligation debt. Other credit factors include a very low debt burden with no significant future capital needs, a broadening and diversified economy that has demonstrated strong performance and declining unemployment, and conservative fiscal management and sound financial operations, with ample statutorily mandated cash reserves.

The Kansas State Treasury does not issue general obligation debt. The State instead relies on revenue and lease financing through the Department of Transportation (“KDOT”) and the Development Finance Authority (“KDFA”). KDFA provides financing for various public purpose projects including prison construction, State offices, energy conservation and university facilities.

KDOT issues debt to finance highway projects. At June 30, 2003, KDOT had bonds outstanding of $1,378,050,000, a decrease of $17,960 from the previous year, and had authority to issue $597,000,000 of additional bonds. Recent fixed rate bonds issued by KDOT were rated AA+ from Standard & Poor’s, Aa2 from Moody’s and AA from Fitch.

Most State debt is issued through KDFA, an independent instrumentality of the State created in 1987 for the primary purpose of enhancing the ability of the State to finance capital improvements and for improving access to long term capital markets for State agencies, political subdivisions, public and private nonprofit organizations and businesses. KDFA ratings vary across underlying purpose and when not insured are generally rated A or better by the major rating agencies. Recent annual appropriation-backed bonds issued by KDFA for State agencies received ratings of AA+ and Aa3 from Standard & Poor’s and Moody’s respectively. Although the State of Kansas has no general obligation debt rating, KDFA works with the ratings agencies to create a “shadow” credit rating, which is currently AA+ with a negative outlook from Standard & Poor’s and an issuer rating of Aa1 with a negative outlook by Moody’s.

The Governor of Kansas is statutorily mandated to present spending recommendations to the Legislature. “The Governor’s Budget Report” reflects expenditures for both the current and upcoming fiscal years and identifies the sources of financing for those expenditures. The Legislature uses “The Governor’s Budget Report” as a guide as it appropriates the money necessary for State agencies to operate. Only the Legislature can authorize expenditures by the State of Kansas. The Governor recommends spending levels, while the Legislature chooses whether to accept or modify those recommendations. The Governor may veto legislative appropriations, although the Legislature may override any veto by two-thirds majority vote.

The State “fiscal year” runs from July 1 to the following June 30 and is numbered for the calendar year in which it ends. The “current fiscal year” is the one which ends the coming June. The “actual fiscal year” is the year that concluded the previous June. The “budget year” refers to the next fiscal year, which begins the July following the Legislature’s adjournment. By law, “The Governor’s Budget Report” must reflect actual year spending, the Governor’s revised spending recommendations for the current fiscal year, State agency spending requests for a given budget year, and the Governor’s spending recommendations for the budget year. The budget recommendations cannot include the expenditure of anticipated income attributable to proposed legislation.

The Governor’s Budget Report for Fiscal Year 2005 indicates that general receipts, net of refunds, in fiscal year 2003 were $4,245.6 million, 3.3% above that of fiscal year 2002. According to the consensus estimate, the State will collect net general receipts of $4,483.6 million in fiscal year 2004, an increase of $238.0 million or 5.6% for the year. This represents an estimated budget surplus of approximately $151.3 million over the Governor’s revised recommended budget for the fiscal year 2004 of $4,332.3 million. The consensus estimate of net general receipts for fiscal year 2005 is $4,469.3 million, which represents an estimated budget deficit of approximately $145.4 million compared to the Governor’s recommended budget of $4,614.7 million for fiscal year 2005.

Stand-By Commitments

The Asset Allocation, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds may acquire stand-by commitments with respect to Municipal Obligations held within their respective portfolios. Under a stand-by commitment, a dealer or bank agrees to purchase from a Fund, at the Fund’s option, specified Municipal Obligations at their amortized cost value to a Fund plus accrued interest, if any. Stand-by commitments may be sold, transferred or assigned by a Fund only with the underlying instrument.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities that are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser’s opinion, present minimal credit risks. The Funds’ reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer’s assets, liabilities, contingent claims and other relevant financial information.

The Funds would acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by a Fund would be valued at zero in determining net asset value.

Stripped Securities

The Federal Reserve has established an investment program known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” The Asset Allocation and Bond Funds may purchase securities registered under this program. This allows a Fund to be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. The Treasury Department has, within the past several years, facilitated transfers of such securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system.

In addition, the Bond, Short-Term Government and Asset Allocation Funds may acquire U.S. Government Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Investments by the Bond and Short-Term Government Funds in these securities will not exceed 5% of the value of the Fund’s total assets. Having separated the interest coupons from the underlying principal of the U.S. Government Obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government Obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

Although stripped securities do not pay interest to their holders before they mature, federal income tax rules require a Fund each year to recognize a part of the discount attributable to a security as interest income. This income must be distributed along with the other income a Fund earns. To the extent shareowners request that they receive their dividends in cash rather than reinvesting them, the money necessary to pay those dividends must come from the assets of a Fund or from other sources such as proceeds from sales of Fund shares and/or sales of portfolio securities. The cash so used would not be available to purchase additional income-producing securities, and a Fund’s current income could ultimately be reduced as a result.

In addition, the Asset Allocation and Bond Funds may purchase SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. SMBS, in particular, are more volatile and sensitive to interest rate changes than ordinary debt securities, and there is a greater risk that a Fund’s initial investment in these securities may not be fully recouped. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund’s per share net asset value.

Temporary Investments

Each of the Funds may assume a temporary defensive position at times when the Adviser believes such a position is warranted by uncertain or unusual market conditions. Such a position would allow a Fund to deviate from its fundamental and non-fundamental policies. Each Fund may invest for temporary defensive purposes up to 100% of its total assets in cash or cash equivalent short-term obligations including “money market instruments,” a term which includes, among other things, bank obligations, commercial paper and notes, U.S. Government Obligations, foreign government securities (if permitted) and repurchase agreements. “Money market investments” also include, for purposes of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, corporate bonds with remaining maturities of 397 days or less. Only the International Equity, Asset Allocation and Bond Funds may invest in foreign debt securities.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Bank obligations also include obligations of foreign banks or foreign branches of U.S. banks. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Adviser deems the investment to present minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Certificates of deposit issued by domestic branches of domestic banks do not benefit materially, and certificates of deposit issued by foreign branches of domestic banks do not benefit at all, from insurance from the Federal Deposit Insurance Corporation.

Both domestic banks and foreign branches of domestic banks are subject to extensive governmental regulations that may limit both the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and costs of funds for the purpose of financing and lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

The International Equity Fund may also hold foreign or domestic money market instruments and debt securities rated at the time of purchase in one of the three highest investment-grade categories by Moody’s, S&P or another NRSRO. The Fund does not intend to purchase unrated debt obligations. In the event that the rating of any security held by the Fund falls below the required rating, the Sub-Adviser will dispose of the security unless it appears this would be disadvantageous to the Fund.

Investments by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds in taxable commercial paper will consist of issues that are rated A-1 or better by S&P, Prime-1 by Moody’s or the equivalent rating of another rating agency. Commercial paper may include variable and floating rate instruments.

When the Adviser pursues a temporary defensive strategy, the Funds may not profit from favorable developments that would have been available if the Funds were pursuing their normal investment strategies. In addition, when the Adviser uses a defensive strategy, the Funds will not be pursuing their investment objectives.

U.S. Government Obligations

As stated in the Prospectuses, pursuant to their respective investment objectives, the Funds may invest in obligations of the United States Government (“U.S. Government Obligations”). Examples of the types of U.S. Government Obligations which may be held by the Funds, in addition to those listed in the Prospectuses, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

U.S. Government Obligations purchased by the Short-Term Government Fund with nominal remaining maturities in excess of five years that have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining maturities of five years or less so as to be permissible investments as follows: (a) a government security with a variable or floating rate of interest will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) a government security with a demand or put feature that entitles the holder to receive the principal amount of the underlying security at the time of or sometime after the holder gives notice of demand or exercise of the put will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand or exercise of the put; and (c) a government security with both a variable or floating rate of interest as described in clause (a) and a demand or put feature as described in clause (b) will be deemed to have a maturity equal to the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand or exercise of the put.

U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. The Short-Term Government Fund, however, will not necessarily hold its securities to maturity. Generally, the market value of securities not held to maturity can be expected to vary inversely to changes in prevailing interest rates. In addition, neither the U.S. Government, nor any agency or instrumentality thereof has guaranteed, sponsored or approved the Short-Term Government Fund or its shares. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Variable and Floating Rate Instruments

The Funds may purchase variable rate and floating rate obligations issued by corporations, industrial development authorities and governmental entities. Such instruments are frequently not rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by the Funds, the

Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument.

While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment in full of the principal of the instrument or may resell the instrument to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate demand instrument if the issuer defaulted on its payment obligations during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. Variable and floating rate instruments with no active secondary market and with notice/termination dates in excess of seven days will be included in the calculation of a Fund’s illiquid assets.

Variable and floating rate demand instruments acquired by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds may include participations in Municipal Obligations purchased from and owned by financial institutions (primarily banks). Participation interests provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days’ notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

When-Issued Purchases and Forward Commitments

Each Fund may purchase securities on a when-issued basis or enter into forward commitment transactions. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in market prices or in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield or price obtained in a transaction (and therefore the value of the security) may be less favorable than the yield or price (and therefore the value of the security) available in the market when the securities delivery takes place. When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Funds’ Custodian will set aside cash or liquid assets, as permitted by applicable law, equal to the amount of the purchase or the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to meet this requirement. The market value of the separate account will be monitored and if such market value declines, the Fund will be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. Because a Fund will set aside cash or liquid assets, as permitted by applicable law, in the manner described, the Fund’s liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or forward commitments ever exceeded 25% of the value of its assets. The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds will not invest more than 25% of their respective total assets in when-issued securities and forward commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities in a segregated account while the commitment is outstanding.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. No Fund intends to engage in when-issued purchases and forward commitments for speculative purposes. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases a Fund may realize a capital gain or loss.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Fund’s net asset value starting on the day that the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

Zero Coupon Bonds

Each Fund may acquire zero coupon bonds. Such obligations will not result in the payment of interest until maturity and typically have greater price volatility than coupon obligations. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareowners and which, because no cash is received at the time of accrual, may require the liquidations of other portfolio securities to satisfy the Fund’s distribution obligations. These actions may occur under disadvantageous circumstances and may reduce a Fund’s assets, thereby increasing its expense ratio and decreasing its rate of return. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

INVESTMENT LIMITATIONS

Each Fund is subject to the investment limitations enumerated below. Those limitations that are designated as “fundamental” may not be changed with respect to a Fund without the approval of the lesser of (1) 67% of the Fund’s shares present at a meeting of shareowners if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund’s outstanding shares. Other restrictions in the form of non-fundamental policies are subject to change by The Commerce Funds’ Board of Trustees without shareholder approval. In addition, the Funds’ investment objectives are fundamental and may not be changed without shareowner approval. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of the fluctuation in the value of the Fund’s assets.

As a matter of fundamental policy, no Fund may:

1. With respect to 75% of a Fund’s total assets: (i) invest more than 5% of a Fund’s total assets in the securities of any one issuer; (ii) invest more than 25% of a Fund’s total assets in the securities of issuers in any one industry; and (iii) hold more than 10% of the outstanding voting securities of any one issuer; provided that the foregoing does not apply to the Asset Allocation, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements fully collateralized by such securities are excepted from these limitations.

2. Purchase or sell real estate, except that a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

3. Make loans to other persons, except that the purchase of all or a portion of an issue of securities or obligations of the type in which a Fund may invest shall not be deemed to be the making of a loan, and except further that a Fund may enter into repurchase agreements in accordance with its investment objective and policies and may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets (including the value of the collateral for the loan).

4. Borrow money, issue senior securities or pledge its assets, except that a Fund may borrow from banks and enter into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% (taken at market value) of its total assets (including the amount borrowed) and pledge its assets to secure such borrowings, provided the Fund maintains asset coverage of at least 300% for all such borrowings. No Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

5. Purchase securities on margin, except that (i) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (ii) a Fund may pay initial or variation margin in connection with futures and related option transactions, and (iii) this investment limitation shall not apply to a Fund’s transactions in futures contracts and related options or to a Fund’s transactions in securities on a when-issued or forward commitment basis.

6. Underwrite securities of other issuers, except insofar as a Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (“Securities Act”) in purchasing and selling portfolio securities and except insofar as such underwriting would comply with the limits set forth in the 1940 Act.

7. Purchase or sell commodities or contracts on commodities, except to the extent a Fund may do so in accordance with applicable law and a Fund’s current prospectus and statement of additional information, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodities Exchange Act.

As a matter of fundamental policy:

1. Each of the Asset Allocation Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund will limit its investments so that less than 25% of the Fund’s total assets will be invested in the securities of the issuers in any one industry. For purposes of this restriction, state and municipal governments and their agencies and instrumentalities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements fully collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not deemed to be industries in connection with the issuance of tax-exempt securities. Thus, these Funds may invest 25% or more of the value of their total assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one Municipal Obligation would also affect other Municipal Obligations. For example, these Funds may so invest in (a) Municipal Obligations the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Obligations whose issuers are in the same state, or (c) industrial development obligations. A Fund will not purchase securities (except U.S. Government Obligations) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the total assets of the National Tax-Free Intermediate Bond Fund, and up to 50% of the total assets of the Missouri Tax-Free Intermediate Bond Fund and up to 50% of the total assets of the Kansas Tax-Free Intermediate Bond Fund, may be invested without regard to this 5% limitation (although not more than 25% of the Missouri Tax-Free Intermediate Bond Fund or Kansas Tax-Free Intermediate Bond Fund total assets will be invested in the securities of any one issuer). In addition, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, with respect to 50% of their assets, will not hold more than 10% of the outstanding voting securities of any one issuer.

As a matter of non-fundamental policy, no Fund may:

1. Purchase securities of other investment companies except (a) purchases which are part of a plan of merger, consolidation, reorganization, or acquisition, and (b) other purchases of the securities of investment companies only if the purchases are of open-ended, no-load funds, are conditioned on the waiver of management fees and further, if immediately thereafter (i) not more than 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) not more than 5% of the Fund’s total assets, taken at market value, would be invested in the securities of any one investment company, (iii) not more than 10% of the Fund’s total assets, taken at market value, would be invested in the aggregate in securities of investment companies as a group, and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one investment company; provided that the foregoing does not apply to the Asset Allocation Fund.

2. Make short sales of securities or maintain a short position, except that a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

3. Invest in illiquid securities if as a result more than 15% of its net assets would be invested in such securities.

4. Invest in real estate limited partnership interests or participations or other direct interests in or enter into leases with respect to oil, gas or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of a Fund would be invested in such programs, except that a Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration of development activities.

5. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof with respect to more than 25% (5% with respect to the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds) of the value of its net assets.

As a matter of non-fundamental policy, the International Equity Fund and Asset Allocation Fund will engage in futures contracts and options thereon only for bona fide hedging, total return enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC. Initial margin deposits and premiums on options for non-hedging purposes will not equal more than 5% of the Fund’s net assets.

Any unaffiliated Underlying Fund in which the Asset Allocation Fund may invest will have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby allowing the Asset Allocation Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment restrictions and policies listed above. The investment restrictions of such unaffiliated Underlying Funds will be set forth in their respective prospectuses and Statements of Additional Information.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on form N-CSR for the second and fourth quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the Trust’s fiscal quarter. [In addition, the Trust also may make complete portfolio holdings information publicly available by posting the information on the Trust’s website.

The Trust’s Board has adopted a portfolio holdings disclosure policy (the “Policy”) which prohibit the release of information concerning portfolio holdings (“Holdings”) or other portfolio attribute information (“Attribute Information”) that has not been made public through SEC filings or the Trust’s website. The Commerce Funds currently intends to post Holdings on The Commerce Funds’ website on the 31st day following month end which Holdings will remain available until the filing of the Funds’ next quarterly portfolio holdings report on Form N-Q or N-CSR.

The Policy provides that the Adviser’s employees may release or otherwise disclose Holdings only if: the request is made in a writing that contains a description of the uses to be made of the information; the requestor signs a confidentiality agreement, which has been reviewed by Trust counsel which provides in substance that the requestor will keep the portfolio holdings confidential and refrain from trading on the basis of the information received; and there is a legitimate business purpose for the disclosure. The Policy also provides that: with respect to securities on the investment schedule that have been sold short, if any, no specific information should be given; the schedule of investments may include market values, cusip numbers, ticker symbols, number of shares, etc. but not the cost basis of the securities; and the Adviser’s Chief Compliance Officer will verify the Holdings as shown by the month-end or quarter-end schedule of investments.

In addition, Adviser’s Compliance Officer will approve the disclosure in advance. The Chief Compliance Officer will only approve such disclosure after (1) concluding that disclosure is in the best interests of the Fund and its shareholders, (2) considering any conflict of interest between the Fund and its shareholders on the one hand and the Fund’s adviser and the adviser’s affiliates on the other and (3) the recipient has agreed in writing to maintain the confidentiality of the undisclosed Holdings information. The Trust’s Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the Fund and its shareholders.

Subject to the above restrictions, the Trust’s Holdings may be disclosed to information vendors and news agencies (e.g. Morningstar, Lipper) on or after the 45th day following month-end, provided that the Advisor’s Chief Compliance Officer receives a written statement as to the intended uses of the portfolio information and a written representation from an authorized officer of the user that the Holdings will not be publicly disclosed for at least 90 days from the date of the investment schedule; and the general public on or after the 90th day following month-end, except for required shareholder reports.

Attribute Information with respect to the top ten Holdings of a Commerce Fund may be released quarterly to certain financial consultants and analysts (e.g., plan administrators, sponsors, other institutions) on or after the 15th day following the end of the quarter. The Commerce Funds currently plans to post Attribute Information for top Ten Holdings no later than the 15th day following the end of the quarter. Such data will generally be limited to issuer names, portfolio weightings, compositions, and other Adviser-approved attribute data. Certain non-sensitive Attribute Information may be distributed immediately following month-end by the Adviser to brokers on a “when available” basis. This information may include certain financial ratios, sector percentages, country allocation percentages, asset percentages, market capitalization, total number of holdings, duration of bonds and other Attribute Information approved by the Adviser’s Board or Audit Committee.

The Policy does not apply to the following: requests for Holdings from security issuers, or the Trust’s transfer agent or custodian, proxy solicitors or other agents or regulatory authorities. Any other waivers or exemptions must be reviewed by the Trust’s Chief Compliance Officer, in consultation with Trust counsel. The Trust’s Chief Compliance Officer is required to report all disclosures of Holdings to the Board of Trustees of the Trust on a quarterly basis.

PRICING OF SHARES

The net asset value per share for each Fund of The Commerce Funds is calculated separately for Institutional and Service Shares by adding the value of all portfolio securities and other assets belonging to the Fund that are allocable to a particular class, subtracting the liabilities charged to such class of the Fund, and dividing the result by the number of shares outstanding of such class of the Fund. Assets that belong to the Fund consist of the consideration received upon the issuance of shares of the Fund together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of The Commerce Funds not belonging to a particular investment portfolio. Assets belonging to a particular class of a Fund are charged with the direct liabilities of that class and with a share of the general liabilities of The Commerce Funds, which are normally allocated in proportion to the relative net asset values of all of The Commerce Funds’ investment portfolios at the time of allocation. Payments under The Commerce Funds’ Shareholder Administrative Services Plans for Institutional Shares and Service Shares are allocated to the Shares in proportion to the relative net asset values of the Funds. Payments under the Distribution Plan pursuant to Rule 12b-1 are applicable only to the Service Shares of the Funds.

In determining the net asset value of the Asset Allocation Fund, the net asset value of the Underlying Funds’ shares held by the Asset Allocation Fund will be their net asset value at time of computation.

As stated in their Prospectuses, a Fund’s investments will be valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of The Commerce Funds’ Board of Trustees. A security that is primarily traded on a domestic securities exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities traded on Nasdaq will be based on the last traded price if it falls within the concurrent best bid and offer and will be normalized pursuant to Nasdaq’s published procedures if it falls outside this range. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

The value of a Fund’s portfolio securities that are traded on stock exchanges outside the United States are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation, except when an occurrence subsequent to the time a value was so established is likely to have changed such value; then the fair value of those securities will be determined through consideration of other factors by or under the direction of The Commerce Funds’ Board of Trustees. Securities trading in over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m. Eastern time. In addition, European and Pacific Basin securities trading may not take place on all Business Days (as defined in the Prospectus). Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not considered to be Business Days. The calculation of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 4:00 p.m. Eastern time, and at other times, may not be reflected in the calculation of net asset value of the Fund unless the Fund, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds are offered and sold on a continuous basis by The Commerce Funds’ Distributor, Goldman, Sachs & Co., acting as agent for The Commerce Funds. Service Shares of the Funds are sold to investors at the public offering price based on a Fund’s net asset value next determined after a purchase order is received plus a front-end sales charge as described in the Prospectus. Institutional Shares of the Funds are sold to investors at the net asset value next determined after a purchase order is received.

Institutional Shares are offered primarily to:

•	investors maintaining accounts at bank trust departments or trust companies, for funds held within those accounts, including institutions affiliated with Commerce Bancshares, Inc. and its subsidiaries (for example, Commerce Investment Advisers, Inc. clients, and individuals who have named a bank affiliated with Commerce Bancshares, Inc., as their primary personal representative or co-personal representative under their wills);

•	participants in employer-sponsored defined contribution plans when such plans offer The Commerce Funds as one of their investment options;

•	any investor who has been a continuous shareholder in The Commerce Funds since January 1, 1997 or before;

•	employees, directors, advisory directors, officers and retirees (as well as their spouses and legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and Boston Financial Data Services, Inc. or their subsidiaries or affiliates; and

•	financial planners, broker dealers and their clients.

Service Shares are offered primarily to:

•	individuals, corporations or other entities, purchasing for their own accounts or for the accounts of others, and to qualified banks, savings and loan associations, and broker/dealers on behalf of their customers; and

•	financial planners and their clients.

An illustration of the computation of the public offering price per share of the Service Shares of the Funds, based on the value of the total net assets and total number of shares outstanding on October 31, 2004 is as follows:

Public Offering Price

	Bond Fund Service	Asset Allocation Fund Service	Value Fund Service	Growth Fund Service	Core Equity Fund Service
Net Assets (in 000’s)	$	$	$	$	$
Number of Shares Outstanding
Net Asset Value Per Share	$	$	$	$	$
Sales Charge, 3.50 percent of offering price (3.63 percent of net asset value per share)	$	$	$	$	$
Offering Price to Public	$	$	$	$	$

	MidCap Growth Fund Service	International Equity Fund Service
Net Assets (in 000’s)	$	$
Number of Shares Outstanding
Net Asset Value Per Share	$	$
Sales Charge, 3.50 percent of offering price (3.63 percent of net asset value per share)	$	$
Offering Price to Public	$	$

	Short-Term Government Fund Service	National Tax-Free Intermediate Bond Fund Service	Missouri Tax-Free Intermediate Bond Fund Service	Kansas Tax-Free Intermediate Bond Fund Service
Net Assets (in 000’s)	$	$	$	$
Number of Shares Outstanding
Net Asset Value Per Share	$	$	$	$
Sales Charge, 2.00 percent of offering price (2.04 percent of net asset value per share)	$	$	$	$
Offering Price to Public	$	$	$	$

Additional Redemption Information

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Commerce Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.)

In addition to the situations described in the Prospectuses under “Redeeming Service Shares” and “Redeeming Institutional Shares,” as applicable, The Commerce Funds may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Funds as provided in the Prospectuses.

In an exchange, the redemption of shares being exchanged will be made at the per share net asset value of the shares to be redeemed next determined after the exchange request is received. The shares of the Fund to be acquired will be purchased at the per share net asset value of those shares (plus any applicable sales charge) next determined after acceptance of the purchase order by The Commerce Funds in accordance with its customary policies for accepting investments.

A Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act. In the event shares are redeemed for securities or other property, shareowners may incur additional costs in connection with the conversion thereof to cash. Redemption in kind is not as liquid as a cash redemption. Shareowners who receive a redemption in kind may receive less than the redemption value of their shares upon sale of the securities or property received, particularly where such securities are sold prior to maturity.

Retirement Plans

Profit-Sharing Plan. The Commerce Funds, in conjunction with Commerce Bank, N.A., offer a profit-sharing plan (including a 401(k) option) (the “Profit-Sharing/401(k) Plan”) for use by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code (the “Code”).

The Code provides certain tax benefits for contributions by a self-employed individual or corporation to the Profit-Sharing/401(k) Plan. For example, contributions to the Plan are deductible (subject to certain limits) and earnings on the contributions are not taxed until distributed. However, distribution of amounts from the Profit-Sharing/401(k) Plan to a participant before the participant attains age 59½ will (with certain exceptions) result in an additional 10% tax on the amount included in the participant’s gross income.

Individual Retirement Accounts. The Commerce Funds, in conjunction with Commerce Bank, N.A., offer individual retirement accounts (the “Traditional IRA”) for use by individuals with compensation for services rendered (including earned income from self-employment) who wish to use shares of the Funds as a funding medium for individual retirement saving. The Code limits the amount an individual may contribute to a Traditional IRA and deductible contributions and earnings thereon are not subject to federal income tax until distributed. Except for rollover distributions, an individual who has attained, or will attain, age 70½ before the end of the taxable year may no longer contribute to a Traditional IRA held on his or her behalf. Distribution of an individual’s Traditional IRA assets (and earnings thereon) before the individual attains age 59½ will (with certain exceptions) result in an additional 10% tax on the amount included in the individual’s gross income.

The Commerce Funds, in conjunction with Commerce Bank, N.A., permit certain employers (including self-employed individuals) to make contributions to an employee’s Traditional IRA if the employer establishes a Simplified Employee Pension (“SEP”) plan. A SEP permits an employer to make discretionary contributions to all of its eligible employees’ Traditional IRAs equal to a uniform percentage of each employee’s compensation (subject to certain limits). The Code provides certain tax benefits to employers who contribute to an employee’s Traditional IRA pursuant to a SEP. For example, employer contributions to an employee’s Traditional IRA pursuant to a SEP are deductible (subject to certain limits) and the contributions and earnings thereon are not taxed until distributed.

The Commerce Funds, in conjunction with Commerce Bank, N.A., also have available a Roth Individual Retirement Account (the “Roth IRA”) for use by individuals with compensation for services rendered. Individuals whose adjusted gross income (“AGI”) is within the applicable income limitations (an AGI of up to $110,000 for a single individual and an AGI of up to $160,000 for married couples filing jointly) may contribute at any age to a Roth IRA for the individual and for his or her nonworking spouse. Roth IRA contributions are not deductible. Earnings on amounts contributed to a Roth IRA, however, may be withdrawn tax- and penalty-free if the Roth IRA has been held for at least five years (beginning with the first day of the tax year for which a contribution was made to any Roth IRA of the account owner) and the distribution is due to the account owner’s attainment of age 59½ or another qualifying event. Distributions which do not meet these criteria are generally subject to a 10% tax on the amount includible in gross income.

Savings Incentive Match Plan for Employees of Small Employers. Finally, The Commerce Funds, in conjunction with Commerce Bank, N.A., offer a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”). Each eligible employee of an employer that maintains a SIMPLE IRA Plan may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE individual retirement account (a “SIMPLE IRA”). The employer must generally make an annual, non-discretionary contribution to the SIMPLE IRA of each eligible employee. The Code provides certain tax benefits for contributions by an employer, pursuant to a SIMPLE IRA Plan, to an employee’s SIMPLE IRA. For example, these contributions are deductible (subject to certain limits) and not subject to federal income tax until distributed.

In the Profit-Sharing/401(k) Plan and in the IRAs available through the Funds, distributions of net investment income and capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the Profit-Sharing/401(k) Plan or IRAs available for investment in the Funds. In addition, the foregoing plans are not available for purposes of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Any person who wishes to establish a retirement plan account may do so by contacting The Commerce Funds directly. The complete Plan and IRA documents and applications will be provided to existing or prospective shareowners upon request, without obligation. The Commerce Funds recommends that investors consult their attorneys or tax advisers to determine if the retirement programs described herein are appropriate for their needs.

PROXY VOTING

The Trust, on behalf of the Funds (other than the International Equity Fund), has delegated the voting of portfolio securities to the Funds’ investment adviser, Commerce

Investment Advisors, Inc. (the “Adviser” or “Commerce”) in its capacity as investment adviser. Commerce has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which Commerce has voting discretion, including the Funds, to assess appropriately each proxy issue. The Proxy Voting Policy includes a summary of the Adviser’s proxy policies with respect to: the election of the board of directors; appointment of independent auditors; issues of corporate structure and shareholder rights; executive and director equity-based compensation; and corporate social and policy issues. Commerce has also established a Proxy Voting Committee to address any unusual or undefined voting issues that may arise during the year.

In addition, Commerce has engaged Investor Responsibility Research Center (“IRRC”) to obtain, vote and record proxies in accordance with the Adviser’s directions. The Adviser directs IRRC how to vote the proxies through proxy guidelines. IRRC will promptly notify the Adviser of any proxy issues that are not covered by the proxy guidelines. Commerce does not believe that conflicts of interests will generally arise in connection with its proxy voting policies. However, if any conflicts do arise, the Proxy Voting Committee will consider engaging an independent third party to vote the proxy.

The following is a brief summary of some of the more significant proxy guidelines provided to IRRC by the Adviser:

Board of Directors

The proxy guidelines provide that votes will be withheld for election for any nominee to the board of directors if that nominee has attended less than 75% of board and committee meetings scheduled during the previous year. In contested elections, the Adviser votes for management nominees.

Changes to Capital Structure

The Adviser votes for management proposals to increase or decrease common stock. The Adviser will vote against authorization of preferred stock if the board has unlimited rights to set the terms and conditions of shares. The Adviser will vote for management proposals to merge with or acquire another company or spin off or sell its assets.

Corporate Governance

The Adviser votes for management proposals to: eliminate cumulative voting; limit the liability of the directors; reduce the board size if the company has cumulative voting; and adopt a classified board. The Adviser votes against management proposals to ratify or adopt shareholder rights plans (i.e., poison pills) and votes for management proposals to redeem such plans. The Adviser will vote: for management proposals to restore shareholders’ rights to call a special meeting; against a management proposal to eliminate shareholders right to act by written consent; and against amendments to establish supermajority vote provisions to approve a merger or other business combination.

Equity Compensation Plans

The Adviser votes against any stock incentive plan (including increases to shares authorized to be issued under such plans) that results in dilution of more than 20%. In addition, the Adviser votes for management proposals to adopt stock incentive plans for non-employee directors. However, the Adviser votes against director stock award plans if they would result in dilution of more than 20%. The Adviser votes for management proposals to: limit per-employee annual option awards; and adopt employee stock purchase plans.

Shareholder Proposals

The Adviser votes for shareholder proposals that seek to increase board independence and eliminate or reduce supermajority charter or bylaw provisions. The Adviser will vote against shareholder proposals to: repeal a classified board if the company does not have a shareholder rights plan; request that the chairman of the board be chosen from the non-employee directors; restrict executive officer or director compensation; and establish a policy of expensing the costs of all future stock options in the company’s financial statements.

International Equity Fund

The Trust, on behalf of the International Equity Fund, has delegated the voting of portfolio securities for the International Equity Fund to Bank of Ireland Asset Management U.S. Limited (“BIAM”) in its capacity as sub-adviser for the International Equity Fund. BIAM has adopted and implemented policies and procedures (the “BIAM Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which BIAM has voting discretion, including the International Equity Fund. A copy of BIAM’s Proxy Voting Guidelines are attached to this Statement of Additional Information as Appendix C.

A description of the policies and procedures that Commerce Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-995-6365 and (ii) on the SEC’s website at www.sec.gov.

Information regarding how Commerce Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge,

upon request, by calling 1-800-995-6365 or on the Funds’ website at www.commercefunds.com and (ii) on the SEC’s website at www.sec.gov.

CODE OF ETHICS

The Trust, Adviser, Sub-Adviser and Distributor have each adopted a code of ethics under Rule 17j-1 of the Act that permits their personnel who are subject to the code to invest in securities, including securities that may be purchased or held by the Funds.

DESCRIPTION OF SHARES

Under the Funds’ Trust Instrument, the shares of beneficial interest in The Commerce Funds shall be divided into such transferable shares of one or more separate and distinct series or classes of a series, as the Trustees shall from time to time create and establish. The Trustees may, from time to time and without vote of the shareowners, issue shares to a party or parties and for such amount and type of consideration and on such terms, subject to applicable law, as the Trustees may deem appropriate. The Trustees may issue fractional shares and shares held in treasury. Also, the Trustees may from time to time divide or combine the shares into a greater or lesser number without thereby changing the proportionate beneficial interests in The Commerce Funds. The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account.

Each of the Funds offers two classes of shares: Institutional Shares and Service Shares.

Fund shares have no preemptive rights and only such conversion and exchange rights as the Board of Trustees may grant in its discretion. All shares issued as described in the Prospectuses will be fully paid and non-assessable.

Each share of a series shall represent an equal beneficial interest in the net assets of such series. Each holder of shares of a series shall be entitled to receive distributions of income and capital gains, if any, which are made with respect to such series and which are attributable to such shares. Upon redemption of shares, a shareowner shall be paid solely out of the funds and property of such series of The Commerce Funds.

The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of shareowners of any series of The Commerce Funds, to establish and designate and to change in any manner any such series of shares or any classes of initial or additional series and to fix such relative preferences, voting powers, rights and privileges of such series or classes thereof as the Trustees may from time to time determine, to divide or combine the shares or any series or classes thereof into a greater or lesser number, to classify or reclassify any issued shares or any series or classes thereof into one or more series or classes of shares, and to take such other action with respect to the shares as the trustees may deem desirable.

In the event of a liquidation or dissolution of The Commerce Funds or an individual Fund, the Trustees may sell and convey all or substantially all of the assets of The Commerce Funds or any series to another entity or to a separate series of shares thereof, for adequate consideration. The sale or conveyance may include the assumption of all outstanding obligations, taxes and other liabilities and may include shares of beneficial interest, stock or other ownership interests. In the alternative, the Trustees may sell and convert into money all of the assets of The Commerce Funds or any series. After such actions, the Trustees will distribute the remaining proceeds or assets (as the case may be) of each series (or class) ratably among the holders of shares of those series then outstanding.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareowners of The Commerce Funds voting together in the aggregate without regard to a particular investment portfolio.

The shareowners have the power to vote only for the election of Trustees, for the removal of Trustees and with respect to such additional matters relating to The Commerce Funds as may be required by law, by the Trust Instrument, or as the Trustees may consider desirable. The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case any such matter shall be voted on by such class or classes. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner provided for in the By-laws. A proxy may be given in writing, by telefax, or in any other manner provided for in the By-laws.

Special meetings of the shareowners of any series may be called by the Trustees and shall be called by the Trustees upon the written request of shareowners owning at least 10% of the outstanding shares entitled to vote. Whenever ten or more shareowners meeting the qualifications set forth in Section 16(c) of the 1940 Act seek the opportunity of furnishing materials to the other shareowners with a view to obtaining signatures on such a request for a meeting, the Trustees shall provide shareowners access to The Commerce Funds’ list of record shareowners or the mailing of such materials to such record shareowners, subject to the applicable provisions of the 1940 Act. Notice shall be sent by mail or such other means as determined by the Trustees at least 15 days prior to any such meeting. One-third of the shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareowners’ meeting, except that where any provision of law or of the Trust Instrument permits or requires that holders of any series shall vote as a series (or that holders of a class shall vote as a class), then one-third of the aggregate number of shares of that series (or that class) entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series (or that class). Any action which may be taken by the shareowners of The Commerce Funds or of a series may be taken without a meeting if shareowners holding more than a majority of the shares entitled to vote, except when a larger vote is required by law or by any provision of the Trust Instrument, shall consent to the action in writing, provided that such action by written consent is approved by the Board of Trustees.

When used in the Prospectuses or in this Statement of Additional Information, a “majority” of shareowners of The Commerce Funds or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in an investment objective or a fundamental investment policy, the vote of the lesser of (1) 67% of the shares of The Commerce Funds or the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of The Commerce Funds or the Fund.

The Trust Instrument provides that the Trustees, when acting in their capacity, will not be personally liable to any person other than The Commerce Funds or a beneficial owner for any act, omission or obligation of The Commerce Funds or any Trustee. A Trustee shall not be liable for any act or omission in his capacity as Trustee, or for any act or omission of any officer or employee of The Commerce Funds or of any other person or party, provided that nothing contained in the Trust Instrument or in the Delaware Business Trust law shall protect any Trustee against any liability to The Commerce Funds or to shareowners to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

ADDITIONAL INFORMATION CONCERNING TAXES

Federal Taxes

Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code, and to distribute out its income to shareowners each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareowners; and (2) shareowners would recognize dividend income on distributions attributable to the Fund’s earnings. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. A failure of an Underlying Fund to qualify as a regulated investment company could, in turn, cause the Asset Allocation Fund to fail to so qualify.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must backup withhold a percentage of your taxable distributions or gross sale proceeds if you (i) have failed to provide a correct tax identification number, (ii) are subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable dividends or (iii) have failed to certify to the Funds that he or she is not subject to backup withholding when required to do so or that he or she is an “exempt recipient.” The backup withholding rate is 28%.

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged by a Fund, transactions engaged in by the Fund which involve foreign currency, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareowners to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareowners as ordinary income. In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund will make an election to recognize income annually during the period of its ownership of the shares.

Federal Tax-Exempt Information

Distributions of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds (“Tax-Exempt Funds”) will generally constitute tax-exempt income for shareowners for federal income tax purposes. It is possible, depending upon the Funds’ investments, that a portion of the Funds’ distributions could be taxable to shareowners as ordinary income or capital gains.

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of exempt-interest obligations.

An investment in a Tax-Exempt Fund is not intended to constitute a balanced investment program. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds’ dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareowners.

State and Local Taxes

State and local income taxes generally apply to interest on bonds of states and political subdivisions outside of the state in which the tax is imposed. Missouri exempts interest on (i) its own obligations, (ii) the obligations of its political subdivisions, (iii) U.S. Government Obligations, and (iv) obligations of certain U.S. territories and possessions, from its personal income tax and general corporate income tax. Kansas exempts interest on obligations of Kansas or any political subdivision of Kansas issued after 1987 and certain bonds issued before 1988 that are exempted by Kansas law (i.e., obligations issued as Board of Regents Bonds for Kansas Colleges and Universities, Electrical Generation Revenue Bonds, Industrial Revenue Bonds, Kansas Highway Bonds, Kansas Turnpike Authority Bonds, and Urban Renewal Bonds), (ii) U.S. Governmental Obligations, and (iii) obligations issued by any possession of the United States (e.g., the governments of Puerto Rico, the United States Virgin Islands, America Samoa, or Guam, or the Commonwealth of the Northern Mariana Islands).

MANAGEMENT OF THE COMMERCE FUNDS

Trustees and Officers of the Trust

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

Each Trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the fiscal year during which the Trustee attains the age of 72 years (75 years with respect to Messrs. Weaver and Barron); or (d) the Trust terminates. The Trust does not have procedures in place to accept nominations by shareowners of Trustees. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

[UPDATE]

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee[2]
INDEPENDENT TRUSTEES

John Eric Helsing c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 11/6/33	Trustee and Chairman	10 years	Retired. Former Professor and Chairman, Department of Business Administration and Economics of William Jewell College. Former lecturer at William Jewell College.	11

David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/27/43	Trustee	10 years	Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City since July 1996.	11	Director, Great Plains Energy Inc. since 1994.

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee[2]
Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 10/6/47	Trustee	1 year	Retired. Former Partner and Managing Partner of KPMG LLP.	11

INTERESTED TRUSTEES

*Warren W. Weaver c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 10/10/30	Trustee and President	8 years	Retired. Part-time consultant to Commerce Bancshares, Inc. and its affiliates.	11

*Martin E. Galt, III c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/6/42	Trustee	1 year	Chairman of The Commerce Trust Company, September 1, 2004 to present; President, Investment Products, TIAA-CREF, January 1999 to October 2003. Executive Vice President, Bank of America (f/k/a NationsBank), 1997 to 2000.	11

1.	The “Fund Complex” consists of the Trust.

2.	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

*	These Trustees are interested persons of the Trust for the following reasons. Mr. Weaver is an officer of the Trust and a consultant to Commerce Bancshares, Inc. and its affiliates. Mr. Galt is Chairman of The Commerce Trust Company, an affiliate of the Trust.

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS

Larry Franklin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 2/21/47	Chief Executive Officer	2 years	President and Director, Commerce Investment Advisors, Inc., since 2001. Senior Vice President, Commerce Bank, N.A., 1993 to present; Administrative Director, 1996 to 1998; and Managing Director, 1998 to present.

William Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/17/60	Vice President	4 years	Vice President and Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001. Vice President and Business Manager for The Commerce Funds, since December 1998. Vice President of Fund Accounting, UMB Bank, 1996 to 1998.

Joseph Reece Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 3/23/69	Vice President and Chief Compliance Officer	3 years	Chief Compliance Officer of the Trust, since 2004. Vice President and Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2001. Assistant Vice President, Commerce Bank, N.A., since 1999. Field Supervisor, NASDR, 1993 to 1999.

Peter Fortner Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 1/25/58	Treasurer	3 years	Vice President, Goldman Sachs Asset Management, since July 2000. Vice President/Accounting Manager and employee for Prudential Investment Fund Management LLC in their mutual fund administration group, 1985 to 2000.

Philip V. Giuca, Jr. Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 3/3/62	Assistant Treasurer	5 years	Assistant Treasurer and Vice President, Goldman, Sachs & Co., since May 1992.

Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 DOB: 2/7/43	Secretary	1 year	Partner in the law firm Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania.

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS

Howard B. Surloff Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 6/21/65	Assistant Secretary	10 years	Associate General Counsel, Goldman, Sachs & Co., since 1993. General Counsel of the U.S. Funds Group, since January 1999. Assistant General Counsel, since December 1997; Assistant General Counsel and Vice President, Goldman, Sachs & Co., since November 1995 and May 1994, respectively.

Standing Board Committees

The Board of Trustees has established three standing committees, the Nominating Committee, the Audit Committee and the Compensation Committee. The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees. The Nominating Committee consists of the three Independent Trustees (Messrs. Bodde, Helsing and Peffer). There were three formal meetings of the Nominating Committee during the fiscal year ended October 31, 2004. The Nominating Committee will consider nominees recommended by shareowners. The Audit Committee consists of the three independent Trustees (Messrs. Bodde, Helsing and Peffer). Mr. Peffer is the Chairman of the Audit Committee. The purpose of the Audit Committee is to (i) oversee the integrity of the Funds’ financial statements; (ii) monitor the independent accountants’ qualifications and independence; (iii) monitor the performance of the Funds’ accounting function related to financial statements; and (iv) select the independent accountants. There were two formal meetings of the Audit Committee during the fiscal year ended October 31, 2004. The Compensation Committee is responsible for annually reviewing and establishing the Trustees’ compensation. The Compensation Committee consists of the three Independent Trustees (Messrs. Bodde, Helsing and Peffer). There was one formal meeting of the Committee during the fiscal year ended October 31, 2004.

*    *    *

Certain of the officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Goldman Sachs and its respective affiliates. The Commerce Funds has been advised by such officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Fortner, Giuca and Surloff hold similar positions with one or more investment companies advised by Goldman Sachs. Messrs. Franklin (Chief Executive Officer), Reece (Vice President and Chief Compliance Officer) and Schuetter (Vice-President) also serve as President, Vice President and Chief Compliance Officer, and Vice President and Chief Operations Officer, respectively, of the Adviser.

Each Trustee of The Commerce Funds, other than Mr. Galt who is a management trustee, receives a fee of $3,500 for each regular and special meeting of the Board of Trustees attended, plus $750 for each telephone meeting of the Board attended. In addition, the Chairman of the Board receives an annual fee of $3,000 for his services in this capacity. The Audit Committee members receive an annual retainer of $1000 and $500 per meeting, and the Chairman of the Audit Committee receives $2,000. All Trustees are reimbursed for out-of-pocket expenses incurred in connection with their attendance at meetings.

Each Trustee is entitled to participate in The Commerce Funds Deferred Compensation Plan (the “Plan”). Under the Plan, a Trustee may elect to have his or her deferred fees treated (1) as if they had been invested by The Commerce Funds in the shares of one or more portfolios of the Trust or (2) contributed to the Trustee’s account(s) in the form of shares of the investment option(s) in which the Trustee has requested. The amount paid to the Trustees under the Plan will be determined based on the performance of such investments. Deferral of Trustees’ fees will have no effect on a portfolio’s assets, liabilities and net income per share, and will not obligate The Commerce Funds to retain the services of any Trustee or obligate a portfolio to any level of compensation to the Trustee.

The following table provides certain information about the fees paid by The Commerce Funds to the Trustees for services rendered during the fiscal year ended October 31, 2004:

NAME OF PERSON/POSITION	AGGREGATE COMPENSATION FROM THE TRUST*	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES		TOTAL COMPENSATION FROM TRUST AND THE FUND COMPLEX
Interested Trustees
WARREN W. WEAVER, Trustee, President	$	$		$
RANDALL D. BARRON, Trustee**	$		$0	$
MARTIN E. GALT, III, Trustee***	$	$		$
Independent Trustees
JOHN ERIC HELSING, Trustee, Chairman	$	$		$
DAVID L. BODDE, Trustee	$	$		$
CHARLES W. PEFFER, Trustee***	$	$		$
JOHN JOSEPH HOLLAND,** Trustee	$	$		$

*	During this period, the following Trustees deferred the amounts shown pursuant to the Plan: John Eric Helsing ($ ) and David L. Bodde ($ ).

**	Mr. Barron retired from the Board of Trustees on August 31, 2004. Mr. Holland resigned from the Board of Trustees on December 31, 2003.

***	Mr. Peffer was elected a Trustee on November 13, 2003 and Mr. Galt was elected a Trustee on February 12, 2004.

The Trustees owned beneficial shares of the Funds as of December 31, 2004, unless otherwise noted, with values within the ranges indicated in the following chart:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustees
Warren W. Weaver

Martin E. Galt, III

Independent Trustees

John Eric Helsing

David L. Bodde

Charles W. Peffer

Based on information provided by the Trustees, as of December 31, 2004, [no] Independent Trustee or his/her immediate family members owned beneficially or of record any securities of the Adviser, Sub-Adviser or Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with such entities.

The Trustees and officers of The Commerce Funds as a group held less than 1% of each of the Institutional and Service Classes of the Funds.

Investment Adviser

The Funds are advised by Commerce, a direct subsidiary of Commerce Bank, N.A. and an indirect subsidiary of Commerce Bancshares, Inc., a registered multi-bank holding company. Commerce (or its predecessor organizations) have provided investment management services to The Commerce Funds since 1994, to private and public pension funds, endowments and foundations since 1946 and to individuals since 1906.

In the Advisory Agreement with The Commerce Funds, the Adviser has agreed to manage each Fund’s investments and to be responsible for, place orders for, and make decisions with respect to, all purchases and sales of each Fund’s securities. For the advisory services provided and expenses assumed under the Advisory Agreement, the Adviser is entitled to receive a fee calculated as a percentage of the Funds’ average daily net assets as stated below:

Annual Rate
Short-Term Government Fund	0.50%
Bond Fund	0.50%
Asset Allocation Fund	0.20%
Growth Fund	0.75%
Value Fund	0.75%
MidCap Growth Fund	0.75%
Core Equity Fund	0.75%
International Equity Fund	1.50%
National Tax-Free Intermediate Bond Fund	0.50%
Missouri Tax-Free Intermediate Bond Fund	0.50%
Kansas Tax-Free Intermediate Bond Fund	0.50%

For the fiscal years ended October 31, 2004, 2003 and 2002, The Commerce Funds paid the Adviser fees for advisory services as follows:

	Fiscal year ended October 31, 2004	Fiscal year ended October 31, 2003	Fiscal year ended October 31, 2002
Short-Term Government Fund		$1,165,084	$713,547
Bond Fund		$3,435,674	$3,693,380
Asset Allocation Fund*		$39,232	$119
Value Fund		$828,889	$836,455
Growth Fund		$1,399,562	$1,589,831
MidCap Growth Fund		$513,034	$628,483
International Equity Fund		$1,954,783	$1,593,410
National Tax-Free Intermediate Bond Fund		$863,841	$867,202
Missouri Tax-Free Intermediate		$893,978	$771,816
Kansas Tax-Free Intermediate Bond Fund		$342,987	$277,913
Core Equity Fund		$1,844,251	$2,159,731

*	The Asset Allocation Fund commenced operations on September 27, 2002.

For the fiscal years ended October 31, 2004, 2003 and 2002, the Adviser voluntarily or contractually agreed to waive a portion of its advisory fee for certain portfolios. During the periods stated, these waivers reduced advisory fees by the following:

	Fiscal year ended October 31, 2004	Fiscal year ended October 31, 2003	Fiscal year ended October 31, 2002
Short-Term Government Fund		N/A	N/A
Asset Allocation Fund*		$39,232	$119
International Equity Fund		$930,583	$650,970
National Tax-Free Intermediate Bond Fund		N/A	N/A
Missouri Tax-Free Intermediate Bond Fund		N/A	N/A
Kansas Tax-Free Intermediate Bond Fund		N/A	N/A

*	The Asset Allocation Fund commenced operations on September 27, 2002.

In addition, for the fiscal years ended October 31, 2004, 2003 and 2002, the Adviser voluntarily agreed to reimburse the expenses of certain of the Funds. The effect of these reimbursements during the period was to reduce expenses as follows:

	Fiscal year ended October 31, 2004	Fiscal year ended October 31, 2003	Fiscal year ended October 31, 2002
Short-Term Government Fund		$248,140	$169,178
Asset Allocation Fund*		$326,794	$48,017
National Tax-Free Intermediate Bond Fund		$167,497	$82,324
Missouri Tax-Free Intermediate Bond Fund		$254,180	$176,507
Kansas Tax-Free Intermediate Bond Fund		$157,102	$128,072

*	The Asset Allocation Fund commenced operations on September 27, 2002.

Under the terms of the Advisory Agreement, the Adviser is obligated to manage the investment of the Funds’ assets in accordance with applicable laws and regulations, including, to the extent applicable, the regulations and rulings of the U.S. Comptroller of the Currency relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary may not be invested in stock or obligations of, or property acquired from, the bank, its affiliates or their directors, officers or employees, and further provide that fiduciary assets may not be sold or transferred, by loan or otherwise, to the bank or persons connected with the bank as described above.

The Adviser will not accept The Commerce Funds’ shares as collateral for a loan which is for the purpose of purchasing The Commerce Funds’ shares, and will not make loans to The Commerce Funds. Inadvertent overdrafts of The Commerce Funds’ account with the Custodian occasioned by clerical error or by failure of a shareholder to provide available funds in connection with the purchase of shares will not be deemed to be the making of a loan to The Commerce Funds by the Adviser.

The Adviser’s own investment portfolio may include bank certificates of deposit, bankers’ acceptances, and corporate debt obligations, any of which may also be purchased by The Commerce Funds. Joint purchase of investments for The Commerce Funds and for the Adviser’s own investment portfolio will not be made. The commercial banking department of Commerce Trust Company, an affiliate of the Adviser, may have deposit, loan and other commercial banking relationships with issuers of securities purchased by The Commerce Funds, including outstanding loans to such issuers that may be repaid in whole or in part with the proceeds of securities purchased by The Commerce Funds.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by The Commerce Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Investment Sub-Adviser

On February 6, 2002, the Board of Trustees appointed Bank of Ireland Asset Management (U.S.) Limited (BIAM or the “Sub-Adviser”) as sub-adviser to the International Equity Fund. On May 1, 2002, the shareowners of the International Equity Fund voted to approve the proposed new sub-advisory agreement with BIAM, which went into effect on the same date (the “Sub-Advisory Agreement”). Prior to this date, T. Rowe Price International and its predecessor entities (“Price International”) had served as sub-adviser to the International Equity Fund since 1994.

For the services provided and expenses assumed under the Sub-Advisory Agreement, the Adviser pays BIAM a monthly management fee at an annual rate of 0.45% of the first $50 million of the average daily net assets of the International Equity Fund; 0.40% of the next $50 million of average daily net assets of the Fund; and 0.30% of the average daily net assets of the Fund in excess of $100 million.

BIAM is a wholly-owned subsidiary of the Bank of Ireland Group. Bank of Ireland Group is a publicly traded, diversified financial services group with business operations worldwide. It provides investment management services through a network of related companies, including BIAM, which serves primarily institutional clients in the United States and Canada. Bank of Ireland Group or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the International Equity Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the International Equity Fund. Federal law prohibits BIAM from using material non-public information in its possession or in the possession of any of its affiliates when making investment decisions. In addition, in making investment decisions for the International Equity Fund, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the International Equity Fund is a customer of Bank of Ireland Group or its affiliates.

The address of BIAM’s office in the United States is 75 Holly Hill Lane, Greenwich, CT 06830; its head office is located at 40 Mespil Road, Dublin 4, Ireland. As of November 30, 2004, BIAM had more than $[        ] billion in assets under management in North America and, together with its affiliates, had approximately $[        ] billion in assets under management worldwide for individual and institutional accounts.

The Adviser has overall responsibility for developing and executing the Fund’s investment program, and for supervising BIAM’s activities under the Sub-Advisory Agreement.

Under the Sub-Advisory Agreement, BIAM will provide the International Equity Fund with investment advisory services. Specifically, BIAM will be responsible for supervising and directing the investments of the Fund on a day-to-day basis in accordance with the Fund’s investment objective, policies and restrictions as provided in the Prospectus and this Statement of Additional Information. BIAM will also be responsible for effecting all security transactions on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

The Sub-Advisory Agreement also provides that BIAM and its directors, officers or employees will be liable to the Fund for losses resulting from bad faith, willful misconduct or gross negligence in the performance of its duties or for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

For the fiscal years ended October 31, 2004 and October 31, 2003, the Adviser paid BIAM sub-advisory fees $[        ] and $515,958, respectively. For the fiscal year ended October 31, 2002, the Adviser paid Price International sub-advisory fees of $308,022.

Board Review of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees oversees the Adviser’s and Sub-Adviser’s management and performance on a continuous basis throughout the year. At quarterly meetings and between these meetings, the Adviser and Sub-Adviser provide the Board with analyses of each of the Funds’ performance and other market and economic information relevant to the Funds. During its quarterly meetings, the Board meets with the portfolio managers and the Adviser’s Chief Investment Officer to discuss each of the Funds’ performance and investment information in detail.

The Board determines annually whether to renew the investment advisory and sub-advisory agreements. In considering whether to renew these agreements, the Board examines several factors, but does not identify any particular factor as determinative in its decision. These factors include, among other things, the nature, extent and quality of the advisory and sub-advisory services provided, the investment performance of the Funds as compared to their Lipper peer groups and benchmark indices and the nature of the fee arrangements, including breakpoints. The Board also reviews the extent to which the Adviser and Sub-Adviser have controlled the Funds’ expenses, waived fees and/or reimbursed expenses to control costs, and whether the Funds have realized or will realize economies of scale as the Funds grow. In that regard, the Board considered and discussed with the Adviser whether fee breakpoints were appropriate. The Board also compares the Funds’ expense ratios against Lipper peer group averages. In addition, the Board considers the benefits derived by the Adviser from managing the Funds, including how the Adviser uses soft dollars and the ways in which the Adviser and Sub-Adviser conduct portfolio transactions for the Funds and select brokers. The Board also reviewed information supplied by the Adviser with respect to its costs of operating the Funds and its profitability with respect to each Fund. The Adviser provides cost and revenue information on a Fund by Fund basis as well as its method of its allocation of costs. The Board also considered and reviewed certain voluntary payments of Fund marketing and other expenses made to the Adviser and other third parties during the fiscal year made by Goldman, in its capacity as distributor, out of its own assets.

At a meeting held on November 10, 2004, the Board, including all of the Independent Trustees, determined that it would be in the best interests of each Fund’s shareowners to renew the investment advisory agreement and the investment sub-advisory agreement.

Custodian and Transfer Agent

State Street Bank serves as Custodian of each Fund’s assets pursuant to a Custody Agreement under which it has agreed, among other things, to (i) maintain a separate account in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (iv) make periodic reports to The Commerce Funds concerning each Fund’s operations; (v) provide various accounting services to The Commerce Funds and to the Administrator for the benefit of The Commerce Funds; and (vi) act as foreign custody manager pursuant to Rule 17f-5 of the 1940 Act with respect to the monitoring of the Funds’ assets held by eligible foreign sub-Custodians. The Custodian is authorized to select one or more banks or trust companies to serve as sub-Custodian on behalf of the Funds, provided that the Custodian shall remain liable for the performance of all of its duties under its Custody Agreement and will hold The Commerce Funds and Funds harmless from losses caused by the negligence or willful misconduct of any bank or trust company serving as sub-Custodian. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110.

As compensation for custodial services provided, The Commerce Funds pay the Custodian fees of 1/100th of 1% of a Fund’s average monthly net assets up to $1 billion, 1/133rd of 1% of the next one billion of such assets and 1/200th of 1% of such assets in excess of two billion based on the aggregate average daily net assets of the Funds, plus a transaction charge for certain transactions and out-of-pocket expenses.

State Street Bank also serves as the Funds’ Transfer Agent and dividend disbursing agent. State Street has appointed Boston Financial Data Services, Inc. (“BFDS”), a joint venture between State Street and DST Systems, Inc., to act as the Funds’ Transfer Agent, as permitted in the Transfer Agency Agreement, provided that State Street Bank shall remain liable for the performance of all of its duties and will hold The Commerce Funds and Fund or Funds harmless from losses caused by the negligence or willful misconduct of any appointee. Under the Transfer Agency Agreement, BFDS will, among other things, (i) receive purchase orders and redemption requests for shares of the Funds; (ii) issue and redeem shares of the Funds; (iii) effect transfers of shares of the Funds; (iv) prepare and transmit payments for dividends and distributions declared by the Funds; (v) maintain records of accounts for the Funds, shareowners and advise each shareholder to the foregoing; (vi) record the issuance of shares of each Fund and maintain a record of and provide the Fund on a regular basis with the total number of shares of each Fund which are authorized, issued and outstanding; (vii) perform the customary services of a Transfer Agent, a dividend disbursing agent and Custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open account or similar plans; and (viii) provide a system enabling the Funds to monitor the total number of shares sold in each state.

Administrator

Goldman Sachs Asset Management (“GSAM”) is the Administrator for the Funds. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM is a unit of the Investment Management Division of Goldman, Sachs & Co., the Distributor of the Funds. Under the Administration Agreement with The Commerce Funds, GSAM administers the business affairs of The Commerce Funds, subject to the supervision of the Board of Trustees, and in connection therewith, furnishes The Commerce Funds with office facilities and is responsible for ordinary clerical, recordkeeping and bookkeeping services required to be maintained by The Commerce Funds (excluding those maintained by The Commerce Funds’ Custodian, Transfer Agent, Adviser and any Sub-Adviser), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Custodian and Transfer Agent, providing assistance in connection with meetings of the Board of Trustees and shareowners and other administrative services necessary to conduct the business of The Commerce Funds. For these services and facilities, GSAM is entitled to receive a monthly fee from each Fund at an annual rate of 0.15% of its average daily net assets. For the fiscal year ended October 31, 2004, GSAM received administration fees at the annual rate of 0.15% of the average daily net assets of each Fund and waived fees in the amount of 0.02% for each Fund other than the Asset Allocation Fund, for which it waived fees in the amount of 0.07%. For the fiscal years ended October 31, 2004, 2003 and 2002, the fees paid by the Funds for administration services were as follows:

	Fiscal year ended October 31, 2004	Fiscal year ended October 31, 2003	Fiscal year ended October 31, 2002
Short-Term Government Fund	$	$349,525	$214,064
Bond Fund	$	$1,030,702	$1,108,015
Asset Allocation Fund*	$	$29,424	$90
Value Fund	$	$165,778	$167,291
Growth Fund	$	$279,913	$317,967
MidCap Growth Fund	$	$102,607	$125,696
International Equity Fund	$	$195,479	$159,341
National Tax-Free Intermediate Bond Fund	$	$259,152	$260,160
Missouri Tax-Free Intermediate Bond Fund	$	$268,197	$231,541
Kansas Tax-Free Intermediate Bond Fund	$	$102,895	$83,373

	Fiscal year ended October 31, 2004	Fiscal year ended October 31, 2003	Fiscal year ended October 31, 2002
Core Equity Fund	$	$368,850	$431,946

*	The Asset Allocation Fund commenced operations on September 27, 2002.

During the years ended October 31, 2004, 2003 and 2002, GSAM waived administration fees as follows:

	Fiscal year ended October 31, 2004	Fiscal year ended October 31, 2003	Fiscal year ended October 31, 2002
Short-Term Government Fund	$	$46,603	$28,542
Bond Fund	$	$137,427	$147,736
Asset Allocation Fund*	$	$13,731	$42
Value Fund	$	$22,104	$22,305
Growth Fund	$	$37,322	$42,396
MidCap Growth Fund	$	$13,681	$16,759
International Equity Fund	$	$26,064	$21,245
National Tax-Free Intermediate Bond Fund	$	$34,554	$34,688
Missouri Tax-Free Intermediate Bond Fund	$	$35,759	$30,872
Kansas Tax-Free Intermediate Bond Fund	$	$13,719	$11,116
Core Equity Fund	$	$49,180	$57,593

*	The Asset Allocation Fund commenced operations on September 27, 2002.

Distributor

The Commerce Funds’ shares are offered on a continuous basis through Goldman, Sachs & Co. (“Goldman”), which acts as Distributor under the Distribution Agreement for The Commerce Funds. Goldman is located at 85 Broad Street, New York, New York 10004. Goldman, Sachs & Co. may receive a portion of the sales load imposed on the sale of shares of the Funds and has advised The Commerce Funds that it has retained approximately $[        ] of such sales loads for the fiscal year ended October 31, 2004.

THE DISTRIBUTION PLAN AND THE SHAREHOLDER ADMINISTRATIVE

SERVICES PLANS

The Distributor is entitled to payment on a monthly basis at an annual rate not exceeding 0.25% of the average daily net assets of Service Shares from the Trust for distribution expenses incurred pursuant to the Distribution Plan (the “12b-1 Plan”) adopted on behalf of the Service Shares. Under the 12b-1 Plan, the Trust may pay the Distributor (or any other person) for: (i) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing Service Shares; (ii) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature for Service Shares; (iii) expenses incurred in connection with printing and mailing prospectuses and statements of additional information to other than current Service Class shareowners; (iv) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms with respect to a Fund’s Service Shares beneficially owned by customers for whom the distribution organization is the recordholder of record of such Service Shares; or (v) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

During the fiscal years ended October 31, 2004, 2003 and 2002, the fees paid by the Funds for services under the Funds’ 12b-1 plan were as follows:

	Fiscal year ended October 31, 2004	Fiscal year ended October 31, 2003	Fiscal year ended October 31, 2002
Short-Term Government Fund	$	$6,593	$4,660
Bond Fund	$	$3,151	$3,271
Asset Allocation Fund*	$	$1,071	$10
Value Fund	$	$1,377	$1,963
Growth Fund	$	$12,462	$16,059
MidCap Growth Fund	$	$3,046	$3,991
International Equity Fund	$	$927	$1,206
National Tax-Free Intermediate Bond Fund	$	$23	$50
Missouri Tax-Free Intermediate Bond Fund	$	$2,753	$1,180
Kansas Tax-Free Intermediate Bond Fund	$	$5,655	$4,979
Core Equity Fund	$	$126	$107

*	The Asset Allocation Fund commenced operations on September 27, 2002.

All payments under the 12b-1 Plan were made to broker/dealers.

The Commerce Funds may enter into Servicing Agreements with Service Organizations, which may include the Adviser and its affiliates, pursuant to the Shareholder Administrative Services Plans for Institutional Shares and Service Shares (the “Services Plans”). The Servicing Agreements provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of Institutional and Service Shares of the Funds in consideration for a Fund’s payment of up to 0.25% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. At The Commerce Funds’ option, it may reimburse the Service Organizations’ out-of-pocket expenses as well. Such services may include: (i) processing dividend and distribution payments from a Fund; (ii) providing information periodically to customers showing their share positions in Institutional and Service Shares; (iii) arranging for bank wires; (iv) responding to customer inquiries concerning their investments in shares; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for such subaccounting; (vi) if required by law, forwarding shareholder communications; (vii) processing share exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; (ix) establishing and maintaining accounts and records relating to customers that invest in shares; (x) responding to customer inquiries relating to the services performed by the Service Organization; and (xi) other similar services requested by the Commerce Funds. Service Organizations may be requested to provide marketing assistance (e.g., forwarding sales literature and advertising to their customers) in connection with the distribution of Fund shares. For the fiscal years ended October 31, 2004, 2003 and 2002, the fees paid by the Funds for shareholder services were as follows:

	Fiscal year ended October 31, 2004	Fiscal year ended October 31, 2003	Fiscal year ended October 31, 2002
Short-Term Government Fund	$	$128,453	$33,099
Bond Fund	$	$330,538	$163,265
Asset Allocation Fund*	$	$27,523	N/A
Value Fund	$	$71,195	$29,285
Growth Fund	$	$190,665	$184,675
MidCap Growth Fund	$	$52,877	$58,465
International Equity Fund	$	$74,087	$31,570
National Tax-Free Intermediate Bond Fund	$	$80,683	$1,525

	Fiscal year ended October 31, 2004	Fiscal year ended October 31, 2003	Fiscal year ended October 31, 2002
Missouri Tax-Free Intermediate Bond Fund	$	$86,935	$820
Kansas Tax-Free Intermediate Bond Fund	$	$35,602	$422
Core Equity Fund	$	$139,902	$25,666

*	The Asset Allocation Fund commenced operations on September 27, 2002.

The Services Plans are subject to annual reapproval by a majority of the Trust’s Board of Trustees, including a majority of the Independent Trustees and is terminable without penalty at any time with respect to any Fund by a vote of a majority of the Independent Trustees or by vote of the holders of a majority of the outstanding shares of each Class of the Fund involved. Any agreement entered into pursuant to the Services Plans with a Service Organization is terminable with respect to any Fund without penalty, at any time, by vote of a majority of the Independent Trustees, by vote of the holders of a majority of the outstanding shares of each Class of such Fund, or by the Service Organizations. Each agreement will also terminate automatically in the event of its assignment.

The Trust’s Board of Trustees has concluded that there is a reasonable likelihood that the 12b-1 Plan and Services Plans will benefit the Funds and their shareowners.

PORTFOLIO TRANSACTIONS

Brokerage Transactions and Commissions

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of Commerce transactions may vary among different brokers. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below. Unlike transactions on U.S. stock exchanges, which involve the payment of negotiated brokerage commissions, transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

Debt securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Advisory Agreements for the Funds provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will use reasonable efforts to seek the best overall terms available on behalf of each Fund. In assessing the best overall terms available for any transaction, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Agreements authorize the Adviser, subject to the prior approval of the Board of Trustees, to cause the Funds to pay a broker/dealer furnishing brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that it determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the particular Fund and to The Commerce Funds. Such brokerage and research services might consist of reports and statistics of specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, broad overviews of the stock, bond and government securities markets and the economy, and advice as to the value of securities, as well as the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds. The Board of Trustees reviews the commissions paid by the Funds on a quarterly basis to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

From time-to-time, Commerce may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Funds (“selling brokers”) pursuant to policies adopted by the Funds’ Board of Trustees. These policies prohibit the Funds from compensating a broker or dealer for any promotion or sale of Fund shares by directing to the selling brokers a Fund’s portfolio transactions. The prohibition also applies to indirectly compensating selling brokers through participation in “step out” or any other type of arrangement under which a portion of a Fund’s commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Fund. This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

During the fiscal year ended October 31, 2004, the following brokers effected brokerage transactions on behalf of the Funds and provided research services in connection with such brokerage transactions:

Fund	Amount of Transaction	Amount of Commission Paid	Broker/ Dealer
	$	$
	$	$
	$	$
	$	$

A Fund’s portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, Sub-Adviser, Goldman or any affiliated person (as such term is defined in the 1940 Act) thereof acting as principal or broker, except to the extent permitted by the SEC. However, The Commerce Funds’ Board of Trustees has authorized the Adviser to allocate purchase and sale orders for portfolio securities to broker/dealers and other financial institutions including, in the case of agency transactions, institutions which are affiliated with the Adviser, to take into account the sale of Fund shares if the Adviser believes that the quality of the transaction and the amount of the commission are comparable to what they would be with other qualified brokerage firms, provided such transactions comply with the requirements of Rule 17e-1 under the 1940 Act. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Adviser, Goldman, or any affiliated person thereof is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage when compared to other investment companies that have similar investment objectives but that are not subject to such limitations.

Investment decisions for each Fund are made independently from those made for the other Funds and from those made for other investment companies and accounts advised or managed by the Adviser. Such other investment companies and accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of any Fund and another investment company or account, that transaction will be aggregated (where not inconsistent with the policies set forth in the Prospectuses) and allocated as to amount in a manner which the Adviser believes to be equitable and consistent with its fiduciary obligations to the Fund involved and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund.

The Commerce Funds are required to identify any securities of their “regular brokers or dealers” acquired by the Funds during the most recent fiscal year. During the fiscal year ended October 31, 2004, the Funds held securities of their regular broker/dealers as follows:

Fund	Broker/Dealer	Aggregate Amount Of Securities Held (000’s omitted)
Core Equity Fund		$
Growth Fund		$
Value Fund		$
Bond Fund		$

During the fiscal year ended October 31, 2004, the Funds entered into repurchase agreement transactions with State Street Bank and Trust Company, which was one of the broker/dealers that engaged as principal in the largest dollar amount of portfolio transactions with the Funds. At October 31, 2004, the value of each Fund’s outstanding repurchase agreement transactions with State Street Bank and Trust Company was as follows:

Short-Term Government Fund	$
Bond Fund	$
Value Fund	$
Growth Fund
MidCap Growth Fund	$
Core Equity Fund	$
International Equity Fund	$
Asset Allocation Fund
National Tax-Free Intermediate Bond Fund	$
Missouri Tax-Free Intermediate Bond Fund	$
Kansas Tax-Free Intermediate Bond Fund	$

For the fiscal years ended October 31, 2004, 2003 and 2002, the Growth, MidCap Growth, Value, Core Equity and International Equity Funds paid brokerage commissions as follows:

	Total Brokerage Commissions Paid	Total Brokerage Commissions Paid to Affiliated Persons	Total Amount of Transactions on Which Commissions Were Paid	Total Brokerage Commissions Paid to Brokers Who Provided Research
Fiscal year ended October 31, 2004

Growth Fund	$	$	$	$
MidCap Growth Fund	$	$	$	$
Value Fund	$	$	$	$
Core Equity Fund	$	$	$	$
International Equity Fund	$	$	$	$

	Total Brokerage Commissions Paid	Total Brokerage Commissions Paid to Affiliated Persons	Total Amount of Transactions on Which Commissions Were Paid	Total Brokerage Commissions Paid to Brokers Who Provided Research
Fiscal year ended October 31, 2003

Growth Fund	$363,186	N/A	$223,591,970	$229,415
MidCap Growth Fund	$201,018	N/A	$123,689,112	$132,558
Value Fund	$242,013	N/A	$173,439,464	$152,940
Core Equity Fund	$291,795	N/A	$219,151,524	$191,134
International Equity Fund	$93,789	$5,788	$76,461,916	N/A

Fiscal year ended October 31, 2002:

Growth Fund	$304,844	N/A	$248,359,929	$167,057
MidCap Growth Fund	$219,458	N/A	$166,734,879	$185,094
Value Fund	$212,202	N/A	$155,901,010	$203,315
Core Equity Fund	$213,322	N/A	$143,731,418	$119,207
International Equity Fund	$213,231	$48,094	$34,773,351	N/A

For the fiscal years ended October 31, 2004, 2003 and 2002, the following affiliated persons received brokerage commissions on behalf of the International Equity Fund:

Broker Name	Commissions Paid to Affiliated Persons		% of Total Commissions Paid to Affiliated Persons in Most Recent Fiscal Year	Total Amount of Transactions on Which Commissions Were Paid to Affiliated Persons		% of Total Amount of Transactions on Which Commissions Were Paid to Affiliated Persons
Year Ended October 31, 2004

Goldman, Sachs & Co.	$		%	$		%
Goldman Sachs International, Ltd.	$		%	$		%

Year Ended October 31, 2003

Goldman, Sachs & Co.		$53	0.01%		$35,408	0.05%

Broker Name	Commissions Paid to Affiliated Persons	% of Total Commissions Paid to Affiliated Persons in Most Recent Fiscal Year	Total Amount of Transactions on Which Commissions Were Paid to Affiliated Persons	% of Total Amount of Transactions on Which Commissions Were Paid to Affiliated Persons
Goldman Sachs International, Ltd.	$5,735	6.12%	$4,628,802	6.05%

Year Ended October 31, 2002

Goldman, Sachs & Co.	$8,929	4.18%	$4,658,044	13.40%
Goldman Sachs International, Ltd.	$39,165	18.37%	$7,263,428	20.89%

Goldman, Sachs & Co. is the Distributor for The Commerce Funds. Goldman Sachs International, Ltd. is an affiliate of the Distributor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                     [Address] serves as the Trust’s independent registered public accounting firm.

COUNSEL

Drinker Biddle & Reath LLP, (of which Ms. McCarthy, Secretary of The Commerce Funds is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, are counsel to The Commerce Funds.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, yield and total return of the Funds for various periods may be quoted in advertisements, shareholder reports or other communications to shareowners. The performance of each Fund may also be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds.

Yield Calculations. A Fund’s yield is calculated by dividing its net investment income per share (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund’s net investment income per share earned during the period may be different than that determined for accounting purposes and is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Yield	=	2 [(a-b + 1)[6] – 1]
cd

Where: a =	dividends and interest earned during the period.
	b =	expenses accrued for the period (net of reimbursements).
	c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.
	d =	maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held in its portfolio. A Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

With respect to mortgage-related obligations which are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

Undeclared earned income may be subtracted from the maximum offering price per share (variable “d” in the formula). Undeclared earned income is the net investment income that, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

The Distribution Rate for a specified period is calculated by dividing the total distribution per unit by the maximum offering price or net asset value on the last day of the period and then annualizing such amount.

A tax-exempt Fund’s “tax-equivalent” yield is computed as follows: (a) by dividing the portion of the Fund’s yield (calculated as above) that is exempt from both federal and state income taxes by one minus a stated combined federal and state income tax rate; (b) dividing the portion of the Fund’s yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate; and (c) adding the quotient to that portion, if any, of the Fund’s yield that is not exempt from federal income tax.

Total Return Calculations. Each Fund computes its “average annual total return” by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

P (1 + T) [n] = ERV

Where: P =	hypothetical initial payment of $1,000.
	T =	average annual total return.
	n =	number of years.
	ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fraction thereof).

The Funds compute their “aggregate total return” by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

T	=	(ERV - 1
P)

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund’s mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable “P” in the formula). The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The average annual total return and aggregate total return information is adjusted to reflect the effect of the maximum sales charge of 2.00% on purchases of Institutional Shares of the Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds and 3.50% on purchases of Institutional Shares of the Bond, Asset Allocation, Core Equity, Growth, Value, MidCap Growth, International Equity Funds and the maximum payments under the Shareholder Administrative Services Plans applicable to Institutional and Service Shares and the distribution expenses pursuant to the 12b-1 Plan applicable to Service Shares. The average annual total returns and aggregate total returns do not include fees that may be imposed by institutions upon their customers. If such fees are included, performance of these Funds would have been lower.

The “average annual total return (after taxes on distributions)” and “average annual total return (after taxes on distributions and redemptions)” for each Fund are included in the Prospectuses.

“Average annual total return (after taxes on distributions)” for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

“Average annual total return (after taxes on distributions and redemptions)” for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

The Funds may from time to time include discussions or illustrations of the effects of compounding in advertisements, sales literature, communications to shareowners and other materials (“Literature”). “Compounding” refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

The Funds may also from time to time include in Literature total return figures in order to compare more accurately its performance with other measures of investment return. For example, in comparing a Fund’s total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

In addition, the Funds may also include in Literature discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Literature may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Literature charts, graphs or drawings that compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Literature may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Literature may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein.

MISCELLANEOUS

As of December 16, 2004, the Adviser held of record 98.04% of the outstanding shares of the Institutional Class of the Short-Term Government Fund; 96.85% of the outstanding shares of the Institutional Class of the Bond Fund; 91.04% of the outstanding shares of the Institutional Class of the Growth Fund; 92.98% of the outstanding shares of the Institutional Class of the MidCap Growth Fund; 94.58% of the outstanding shares of the Institutional Class of the International Equity Fund; 92.77% of the outstanding shares of the Institutional Class of the Value Fund; 98.27% of the outstanding shares of the Institutional Class of the National Tax-Free Intermediate Bond Fund; 96.14% of the outstanding shares of the Institutional Class of the Missouri Tax-Free Intermediate Bond Fund; 93.99% of the outstanding shares of the Institutional Class of the Kansas Tax-Free Intermediate Bond Fund; 98.97% of the outstanding shares of the Institutional Class of the Core Equity Fund; 83.37% of the outstanding shares of the Institutional Class of the Asset Allocation Fund; 40.19% of the outstanding shares of the Service Class of the Bond Fund; 40.51% of the outstanding shares of the Service Class of the Short-Term Government Fund; 21.59% of the outstanding shares of the Service Class of the Growth Fund; 24.12% of the outstanding shares of the Service Shares of the MidCap Growth Fund; 93.68% of the outstanding shares of the Service Class of the National Tax-Free Intermediate Bond Fund; 0.11% of the outstanding shares of the Service Class of the Missouri Tax-Free Intermediate Bond Fund; 0.05% of the outstanding shares of the Service Class of the Kansas Tax-Free Intermediate Bond Fund; 0.88% of the outstanding shares of the Service Class of the Core Equity Fund; 4.14% of the outstanding shares of the Service Class of the Value Fund; and 36.92% of the outstanding shares of the Service Class of the International Equity Fund, as fiduciary or agent on behalf of its customers.

Any persons or organizations listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “Control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Class of a Fund on any matter requiring the approval of shareowners of the Fund.

As of December 15, 2004 the name, address and percentage ownership of the entities or persons who held of record or beneficially more than 5% of the outstanding shares of each class of Galaxy’s investment portfolios were as follows:

Registration Name	Percent Ownership
Bond Fund
Institutional Class Shares
Mori & Co.	74.00%
Mutual Funds
P.O. Box 13366
Kansas City, MO

Hoco & Co.	14.00%
Mutual Funds
P.O. Box 13366
Kansas City, MO

Service Class Shares
Reliance Trust Company	40.00%
Custodian FBO

Rockhurst HS Retirement Plan
P.O. Box 48529
Atlanta, GA 30362-1529

Mark D. Ramsey	11.00%
Caroline M Ramsey
P.O. Box 253
Macksville, KS

Mohammad Moaddabi-Araghi	5.00%
P.O. Box 475
Perryville, MO 63775-0475

National Tax-Free Intermediate Bond Fund
Institutional Class Shares
Mori & Co	91.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Service Class Shares
Mori & Co	93.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Missouri Tax-Free Intermediate Bond Fund
Institutional Class Shares
Mori & Co	86.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Hoco & Co.	5.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Service Class Shares
Joan F Beisman Rev Trust U/A	22.00%
11/17/1992
Joan F Beisman
9897 Copper Hill Road
Saint Louis mo

Stephen G Jansen
Susan B Jansen Co TTEE U/A	21.00%
02/23/95
9824 Conway Rd
St. Louis MO

Lewis Keith Shumaker &	13.00%
Judy M Shumaker JT Ten
RR1 Box 1440
Golden MO

Jean H Dodd TTEE	6.00%
Jean Henderson DODD
Rev Liv Trust U/A 3/19/02
2416 Southwest 12th
Lee Summit MO

Short-Term Government Fund
Institutional Class Shares
Mori & Co	67.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Hoco & Co.	23.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Reliance Trust Company	18.00%
Custodian FBO
Rockhurst HS Retirement Plan
P.O. Box 48529
Atlanta, GA 30362-1529

Reliance Trust Company	15.00%
Custodian FBO
DCCA Inc 403B
P.O. Box 48529
Atlanta, GA 30362-1529

Zane Phillips	12.00%
Juanita Phillips
3035 E. Glenwood
Springfiled, MO

Reliance Trust Company	6.00%
Custodian FBO
Artesian Ice Cold Stoage 401K
P.O. Box 48529
Atlanta, GA 30362-1529

Juanita Phillips	5.00%
3035 E. Glenwood
Springfiled, MO

NFS/FMTC IRA	5.00%
FBO Donald J Quinn
8901 State Line Road Suite 232
Kansas City, MO 64114-3200

Growth Fund
Institutional Class Shares
Hoco & Co.	31.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Mori & Co	26.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

FIIOC for Qualified Benefit	11.00%
Plans 401K
FINOPS-IC Funds
100 Magellan Way KW1C
Covington, KY 41015-1987

State Street Bank & Trust Co. as	10.00%
Custodian/Trustee for Various
Retirement Plans
801 Pennsylvania Ave.
Kansas City, MO

Service Class Shares
Reliance Trust Company	17.00%
Custodian FBO
Rockhurst HS Retirement Plan
P.O. Box 48529
Atlanta, GA 30362-1529

Asset Allocation Fund
Institutional Class Shares
Hoco & Co.	17.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

FIIOC for Qualified Employee	28.00%
Benefit Plans 401K
FINOPS-IC Funds
100 Magellan Way KW1C
Covington KY 41015-1987

State Street Bank & Trust Co. as	11.00%
Custodian/Trustee for Various
Retirement Plans
801 Pennsylvania Ave.
Kansas City, MO

Reliance Trust Co. Custodian	6.00%
FBO Cereal Foods Processors
Retirement Plan
P.O. Box 48529
Atlanta, GA 30362-1529

NFS/FMTC IRA	5.00%
FBO Harriette S Berger
7595 E Corrine
Scottsdale, AZ 85260-4725
Service Class Shares
State Street Bank and Trust	11.00%
Rollover IRA FBO Katherine A Black
2603 SW Willow Parkway
Gresham OR

NFSC/FMTC IRA	8.00%
FBO James R Moats
15612 Summer Ridge Dr.
Chesterfield, MO

State Street Bank and Trust	7.00%
Rollover IRA FBO Paul N Guinnip

205 E Sishart ST
Monett, MO

NFSC/FMTC IRA	6.00%
FBO Richard Mills
20718 Cheney’s Grove Rd.
Bloomington, IL

State Street Bank and Trust	5.00%
Non DFI Simple IRA DTD
10/14/1998
Gene T Young
PO BOX 194
Raleigh, MS 39153-0194

MidCap Growth Fund
Institutional Class Shares
Mori & Co	49.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Hoco & Co.	22.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

FIIOC for Qualified Employee	6.00%
Benefit Plans 401K
FINOPS-IC Funds
100 Magellan Way KW1C
Covington, KY 41015-1987

State Street Bank & Trust Co. as	5.00%
Custodian/Trustee for Various
Retirement Plans
801 Pennsylvania Ave.
Kansas City, MO

Reliance Trust Company	17.00%
Custodian FBO
Rockhurst HS Retirement Plan
P.O. Box 48529
Atlanta, GA 30362-1529

Reliance Trust Company	6.00%
Custodian FBO
DCCA Inc 403B
P.O. Box 48529
Atlanta, GA 30362-1529

Boulevard Enterprises	6.00%
A Partnership
Gus Jainas
2530 Southwest Blvd.
Kansas City, MO

James T Risch	5.00%
TOD Judith A Hakala
TOD Charles R Risch
9807 Schmelde Drive
St Louis, MO 63126-3248

International Equity Fund
Institutional Class Shares
Mori & Co	58.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Hoco & Co.	30.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Enterprise Rent-A-Car International	20.00%
% Commerce Bank
8000 Forsyth
St. Louis, MO

MBG-ENDWMT BK OF IRELAND	11.00%
INT`L EQ FD
% Commerce Bank
1000 Walnut
Kansas City, MO

Service Class Shares
Reliance Trust Company	24.00%
Custodian FBO
DCCA Inc 403B

P.O. Box 48529
Atlanta, GA 30362-1529

Boulevard Enterprises	19.00%
A Partnertship
Gus Jainas
2530 Southwest Blvd.
Kansas City, MO

Reliance Trust Company	11.00%
Custodian FBO
Rockhurst HS Retirement Plan
P.O. Box 48529
Atlanta, GA 30362-1529

Value Fund
Institutional Class Shares
Hoco & Co.	35.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Mori & Co	46.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Service Class Shares
NFSC FEBO Jane M Bodine TTE	5.00%
Jane M Bodine Rev Living Trust
U/A DTD 3/6/97
3016 Aspen
Cape Girardeau, MO

Anita Medalie Tr	5.00%
Medalie Marital Trust
1233 Guelbreth Condo 204
St Louis, MO 63146

Core Equity Fund
Institutional Class Shares
Mori & Co	95.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Service Class Shares
Shannon Stout	10.00%
5000 W 57th Ter
Roeland Park, KS

State Street Bank & Trust Co	9.00%
IRA A/C Marsha A Moore
113 Rosedale ST
Cassville MO

State Street Bank & Trust Co	9.00%
IRA R/O Luann P Flota
16 Courtesy LN
Alton IL 62002

Nolan D Lassiter & Velvet Lassiter	8.00%
JT TEN
HC 1 BOX 13B-4
Aurora, MO 65605-9266

NFS/FMTC IRA	5.00%
FBO Suzanne B Hebrank
18 Maryhill Dr
St. Louis MO

State Street Bank and Trust Cust	5.00%
IRA R/O Eric L Coones
1727 S Luster Avenue Apt 101
Springfield, MO 65804-1831

NFS/FMTC Roth IRA	5.00%
FBO Jimmie W Finch
1152 Nauwood Road
Lampe, MO 65681-7325

Kansas Tax-Free Intermediate Bond Fund
Institutional Class Shares
Mori & Co	90.00%
Mutual Funds
P.O. Box 13366
Kansas City MO

Service Class Shares
Trukan & Co	31.00%

Attn. K Ufford
P.O. Box 3699
Wichita KS

Virginia A Cahalan TTEE	8.00%
Virginia A Cahalan Rev Tr
U/A 9/18/03
3500 W 130th Street
Leawood KS

As used in the Statement of Additional Information and in the Prospectuses of the same date, “assets belonging to a particular series of a Fund” means the consideration received by The Commerce Funds upon the issuance or sale of shares in that particular series of the Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, any funds or payments derived from any reinvestments of such proceeds, and a portion of any general assets of the Fund not belonging to a particular series of the Fund. Assets belonging to a particular series of the Fund are charged with the direct liabilities in respect of that particular series of the Fund and with a share of the general liabilities of the particular series of the Fund that are normally allocated in proportion to the relative net asset levels of the respective series and Funds. Determinations by the Board of Trustees as to the direct and allocable liabilities, and allocable portion of any general assets, with respect to a particular series or Fund are conclusive.

FINANCIAL STATEMENTS

The Commerce Funds’ Annual Report with respect to the Funds for the fiscal year ended October 31, 2004 has been filed with the SEC. The financial statements in such Annual Report (the “Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements included in the Annual Report for the Funds for the fiscal year ended October 31, 2004 have been audited by                 , The Commerce Funds’ independent registered public accounting firm, whose report thereon also appears in such Annual Report and is                  by reference. The Financial Statements in such Annual Report have been                  herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.

These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings, Inc. (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios are not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle) – Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated R-2 (low) is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-2 (low) category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-3 (high)”, “R-3 (middle)”, “R-3 (low)” – Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“D” – Short-term debt rated “D” is in arrears. A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

“r” – The symbol “r” is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

“N.R.” – An “N.R.” attached to an obligation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

– PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB” – Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated “AAA” only to a small degree. Given the extremely restrictive definition which DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

“A” – Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with “AA”-rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Bonds rated “BB” are defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.

“B” – Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC” / “CC” / “C” – Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term bonds rated “B”. Long-term bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “CCC” to “C” categories, with “CC” and “C” normally used for lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

“D” – Long-term debt rated “D” is in arrears. A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.

•	“N.M.” means not meaningful.

Moody’s

Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (UPG),

on review for possible downgrade (DNG) or more rarely with direction uncertain (UNC). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (POS), Negative (NEG), Stable (STA) and Developing (DEV — contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A RUR (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, NOO (No Outlook) may be displayed.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one- to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.

DBRS

Rating Trends

Each DBRS rating category is appended with one of three rating trends – “Positive”, “Stable”, or “Negative”. The rating trend helps to give the investor an understanding of DBRS’s opinion regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.

Rating Actions

In addition to confirming or changing ratings, other DBRS rating actions include:

Suspended Ratings: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer’s future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified.

Since the availability of such information is critical to the rating assessment, any reluctance in management’s willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS’s assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.

Discontinued Ratings: When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.

Ratings “Under Review”: In practice, DBRS maintains continuous surveillance of the entities it rates and therefore, all ratings are always under review. Accordingly, when a significant event occurs that directly impacts the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. However, if there is high uncertainty regarding the outcome of the event, and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed “Under Review” since they may no longer be appropriate and can no longer be relied upon.

Ratings which are “Under Review” are qualified with one of the following three provisional statements: “negative implications”, “positive implications”, or “developing implications”. These qualifications indicate DBRS’s preliminary evaluation of the impact on the credit quality of the issuer/security. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS’s final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarized the ratings by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not as recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of repayment in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

APPENDIX B

The Value, Growth, MidCap Growth, Core Equity, Asset Allocation, International Equity, Bond, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds may enter into futures contracts and options. Such transactions are described in this Appendix.

I.	Interest Rate Futures Contracts.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, by using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade and the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month Treasury Bills; and ninety-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.	Stock Index Futures Contracts.

General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor’s 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, a Fund may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III.	Futures Contracts on Foreign Currencies.

A futures contract on a foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.	Margin Payments.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value a Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and a Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, The Commerce Funds may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate a Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or gain.

V.	Risks of Transactions in Futures Contracts.

There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the securities that are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, a Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by The Commerce Funds. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the future contract being used, or if otherwise deemed to be appropriate by The Commerce Funds. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in a Fund may decline. If this occurred, a Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if a Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities to be purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by The Commerce Funds may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Funds is also subject to The Commerce Funds’ ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its Portfolio and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices, which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.	Options on Futures Contracts

The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options during the current fiscal year, and will not do so in the future absent any necessary regulatory approvals.

APPENDIX C

[REQUEST UPDATED COPY FROM BIAM]

BANK OF IRELAND ASSET MANAGEMENT

Proxy Voting Policy

I.	MISCELLANEOUS	C-14

-	Amending Minor Bylaws	C-14

-	Changing Corporate Name	C-14

-	Changing Date, Time or Location of Annual Meeting	C-15

-	Cumulative Voting	C-15

I.	PROXY VOTING PROCEDURES

A.	PURPOSE

Bank of Ireland Asset Management Limited and the BIAM group of companies (“BIAM”) has adopted and implemented these policies and procedures (“Policies”) to seek to ensure that client proxies are voted in the clients’ best interests, in accordance with BIAM’s fiduciary duties to clients and, in the case of BIAM (U.S.), with SEC rule 206(4)-6 under the Investment Advisers Act of 1940. BIAM believes that the Policies set forth herein are reasonably designed to achieve that goal.

B.	SCOPE

BIAM’s authority to vote the proxies of its clients is established by its advisory contracts and its proxy voting guidelines have been tailored to reflect these specific contractual obligations. These Policies apply where clients have delegated the authority and responsibility to BIAM to decide how to vote proxies. Where BIAM has agreed to follow client guidelines in voting proxies, client guidelines will be followed and supercede these Policies. BIAM also will follow these Policies, as applicable, if it provides advice or recommendations about specific proxy votes to clients that have not delegated voting responsibility to BIAM. These Policies may be changed from time to time.

C.	GUIDING PRINCIPLES

It is the policy of BIAM to vote all proxies for the exclusive benefit of its clients. The maximization of total return for the client as an investor in the stock being voted is the governing influence in considering corporate voting decisions.

D.	DECISION AND VOTING PROCESS

BIAM’s proxy voting decisions are made by the Asset Managers. (For clients that have specific voting guidelines, Portfolio Construction will determine the votes to be cast at a client level.) BIAM may vote differently on the same matter if client guidelines or specific instructions call for a vote that is inconsistent with BIAM’s Proxy Voting Guidelines or a decision made by BIAM’s Asset Managers. In unusual circumstances, BIAM Asset Managers may make different proxy voting decisions for different clients.

Portfolio Construction is responsible for the communication of voting decisions between the Asset Managers and BIAM’s proxy voting agent (the “Agent”). Portfolio Construction provides the Agent with up to date portfolio holdings information. As a result, the Agent can provide BIAM with all voting and shareholder meeting information necessary for informed and timely decision making. The Agent is responsible for the timely and accurate processing of the voting decision, and the distribution of this decision to all relevant parties. The Agent is also responsible for unblocking / rescinding a voting decision upon request from BIAM.

E.	PROXY VOTING COMMITTEE

BIAM has established a Proxy Voting Committee (“Committee”) to deal with various issues associated with proxy voting. The role of the Committee is to develop and periodically review these Policies to help ensure they are up to date and reflect current regulatory requirements; review compliance with these Policies; and critically evaluate exceptions to the Policies. The Committee also is responsible for taking reasonable steps to seek to identify any material conflicts of interest on the part of BIAM or its personnel that may affect particular proxy votes. The Committee is comprised of representatives from Asset Management; Portfolio Construction; Compliance and Client Service.

F.	CONFLICTS OF INTEREST

Occasions may arise where BIAM may have a material conflict of interest with respect to a matter to be voted. A material conflict of interest may exist, for example, if BIAM has a very significant business relationship with either the company whose stock is being voted, the person soliciting the proxy or a third party that has a material interest in the outcome of the proxy vote.

The Proxy Voting Committee provides guidance to assist BIAM personnel in identifying potential conflicts of interest and bringing them to the attention of the Committee. The Committee is responsible for evaluating the materiality of any conflicts. These Policies describe some, but not all, of the specific types of conflicts of interest that BIAM may encounter in connection with proxy voting. The Committee is expected to evaluate the particular facts and circumstances of each situation and exercise its best judgment in deciding whether the conflicts are material and how they should be addressed. A member of BIAM’s senior management will be designated, upon request from the Committee, for consultation and to resolve any conflicts issue on which the Committee has been unable to reach a decision on its own. This designate will appoint a conflict resolution team in order to come to a decision on the vote in question. The conflict resolution team appointed will include a minimum of three members of the management team. The conflict team will also include either the Chief Executive Officer and/or the of Head of Compliance. The Chief Executive Officer will exclude himself from the conflict resolution team in the event that he is involved in the vote (i.e. election/re-election).

When a material conflict of interest is identified, BIAM may (1) vote the proxies in accordance with the general rule stated in the Proxy Voting Guidelines set forth in these Policies (as may be amended from time to time), provided the guidelines specify how votes generally will be cast on that particular type of matter, i.e., the guidelines state that BIAM generally will vote “for” or “against” the proposal; (2) seek voting instructions or a waiver of the conflict from the trustees/clients whose securities are to be voted on; (3) cast the votes for its clients in the same proportion as the vote of all other holders of such security, or “mirror vote,” if information about the votes cast by other holders is reasonably and timely available to BIAM; (4) refrain from voting, other than to vote “present” for purposes of a quorum or (5) take other action appropriate under the circumstances.

An adviser-client relationship will not be considered material for conflict purposes if the gross investment advisory income received from the relationship by BIAM during its most recent fiscal year did not exceed one percent (1%) of BIAM’s annual gross investment advisory income and is not expected to exceed that amount in the current fiscal year.

BIAM sets its Proxy Voting Guidelines and makes each proxy voting decision independently, in the best interests of its clients and without regard to the interests of BIAM, its parent company or any other affiliates of BIAM. In addition, as a matter of policy, BIAM will not accept or consider direction from its affiliates on how to vote any particular proxy.

G.	WHEN BIAM DOES NOT VOTE PROXIES

In appropriate circumstances, BIAM may not vote proxies respecting client securities, including, but not limited to, situations where (a) the securities are no longer held in a client’s account; (b) the proxy and other necessary documents are not received in sufficient time to allow BIAM to analyze the material or cast an informed vote by the voting deadline; (c) BIAM concludes that the cost of voting the proxy outweighs any potential benefit to the client; (d) in BIAM’s judgment, the matter to be voted is neither material nor relevant to shareholders and the issuer of the securities; (e) securities have been loaned out pursuant to a client’s securities lending program and are unavailable to vote; or (f) the value or amount of the securities to be voted is insignificant or undeterminable. BIAM also may refrain from voting a proxy where BIAM believes that it is in the client’s best interest to do so. Generally, this will occur if BIAM is in disagreement with the proposals but the management have committed to make, within an agreed time frame, appropriate changes which in BIAM’s view will favor shareholders.

In certain markets, shareholders are required to stop trading securities for a specified time before or after a shareholder meeting (“Blocking Period”). BIAM may refrain from voting or cancel a vote when BIAM concludes that it is more beneficial to clients to be free to trade the securities than to vote securities. In addition, BIAM will, to the best of its ability, unblock a share position that is subject to a Blocking Period if there is danger of a failed trade. Blocking only occurs in certain markets and the Blocking Periods and rules vary from country to country, and in certain circumstances, from company to company.

II.	PROXY VOTING GUIDELINES

The following are guidelines and as such are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when BIAM will not vote in strict adherence to these guidelines. Votes on matters not covered by these guidelines will be determined in accordance with the guiding principles set forth above. Certain proxy questions that are company specific and of a non-routine nature may be more appropriately handled on a case-by-case basis. At any time, BIAM may seek voting instructions from some or all clients holding the securities to be voted.

A.	AUDITORS

BIAM generally will vote FOR proposals to ratify auditors, unless there is reason to believe that an auditor has a material financial interest in or association with the company, and is therefore not independent, or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

B.	BOARD OF DIRECTORS

Election of Directors

Electing directors is an important stock ownership right that shareholders can exercise. Shareholders should seek to elect directors who represent their interests and will act in a manner which will maximize the value of their ownership interest and who can ultimately be held accountable for their actions.

•	BIAM generally will vote FOR all nominees in uncontested elections. However, each election is examined on a case-by-case basis and BIAM will withhold votes for individual nominees or entire slates of directors if it believes such action is in the best interest of shareholders.

Director Indemnification and Liability Provisions

Directors and officers are often faced with difficult choices and should be willing to make decisions that are not risk-averse. BIAM believes that directors should not be held accountable for actions taken where they have acted honestly and in good faith but should not be fully released from liability if they act outside of such parameters.

•	BIAM generally will vote FOR proposals providing for indemnification and liability limitations for officers and directors, provided the policies are limited to the director acting honestly and in good faith and putting the interests of the company first, rather than eliminating entirely director’s and officer’s liability for monetary damages for violating the duty of care.

Board Size

Proposals to allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense. By increasing the size of the board, management can make it more difficult for dissidents to gain control.

•	BIAM generally will vote FOR proposals that seek to fix the size of the board.

•	BIAM generally will vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

Independent Chairman (Separate Chairman/CEO)

BIAM will review on a CASE-BY-CASE basis proposals to separate the roles of chairman and CEO. BIAM will vote in favor of a combined role if the company has implemented an appropriate counterbalancing governance structure. In determining if the appropriate measures are in place BIAM may consider the following:

•	Designated lead director

•	2/3 independent board

•	All independent key committees

•	Committee chairpersons nominated by independent directors

•	Established governance guidelines

Majority of Independent Directors/Establishment of Committees

BIAM believes that having a board independent of management is of the utmost importance to both a company and its shareholders.

•	BIAM generally will vote FOR proposals asking that a majority or more of directors be independent.

•	BIAM generally will vote FOR proposals asking that board audit, compensation, and/or nominating committees be “independent.” Independence does not necessarily require that the entire committee be composed of independent directors.

Director Tenure/Retirement Age

Tenure and Age limits impose an arbitrary threshold beyond which directors may not serve regardless of the director’s performance.

•	BIAM believes that directors should be judged on their own merit and generally will not support proposals for such arbitrary guidelines as age restrictions.

•	BIAM generally will vote FOR proposals that require directors to present themselves for re-election on a periodic basis.

Filling Vacancies/Removal of Directors

Shareholder ability to remove directors, with or without cause, is prescribed by a state’s business corporation law, an individual company’s articles of incorporation, or its bylaws. If the state or company has specified that removal may only be for cause, then such things as self-dealing or fraud will allow for the removal of a director. Removal without cause requires no such showing, which would allow shareholders to remove through a majority vote any director before his or her term expires.

•	BIAM will evaluate on a CASE-BY-CASE basis proposals that members of the board can only be removed for cause.

C.	SHAREHOLDER RIGHTS

Confidential Voting

In a confidential voting system, all proxies, and voting tabulations that identify individual shareholders are kept confidential. This confidentiality can eliminate any real or perceived coercion towards voters.

•	BIAM generally will vote FOR proposals that corporations adopt confidential voting, use independent vote tabulators or use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

•	BIAM generally will vote FOR proposals to adopt confidential voting by shareholders.

Shareholder Ability to Call Special Meetings

Certain matters may arise between regularly scheduled shareholder meetings that require attention. The inability of shareholders to call meetings could result in shareholders being unable to remove directors, initiate a shareholder resolution or respond to a beneficial offer without having to wait for the next scheduled meeting. The inability to call a special meeting and the resulting insulation of management could adversely affect corporate performance and shareholder returns.

•	BIAM generally will vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	BIAM generally will vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

D.	PROXY CONTESTS

Proxy contests can play a valuable role in removing entrenched directors and creating a means for corporate change.

Voting for Director Nominees in Contested Elections

Electing directors is an important stock ownership right that shareholders can exercise.

•	BIAM will review on a CASE-BY-CASE basis how it will cast its votes for directors in a contested election based upon what BIAM believes are the director nominees that will serve in the best interests of shareholders and will enhance shareholder value.

Voting for Strategic Initiatives in Contested Elections

•	Votes in a contested election to approve a strategic initiative will be evaluated on a CASE-BY-CASE basis and voted in favor of the position that BIAM believes will be in the best interest of shareholders and will enhance shareholder value.

E.	ANTI-TAKEOVER MEASURES

BIAM generally will vote AGAINST anti-takeover proposals if such proposals act against the common interests of shareholders.

Amend Bylaws without Shareholder Consent

•	BIAM generally will vote AGAINST proposals giving the board exclusive authority to amend the Bylaws.

•	BIAM generally will vote FOR proposals giving the board the ability to amend the bylaws with shareholder consent.

Anti-Takeover Provisions

•	BIAM generally will vote AGAINST any proposed amendments to corporate Articles, Bylaws or Charters that include anti-takeover provisions.

Poison Pill Plans

Poison pills (or shareholder rights plans) are tactics used by management fearing an unwelcome takeover bid. They cause a variety of events to occur which may make the company financially less attractive to a potential acquirer.

•	BIAM generally will vote FOR a proposal that the company submit a shareholder rights plan (poison pill) to a shareholder vote.

•	BIAM generally will vote AGAINST a proposal to renew or amend an existing shareholder rights plan (poison pill).

•	BIAM generally will vote FOR a proposal to redeem a shareholder rights plan (poison pill).

•	BIAM generally will vote AGAINST an increase in capital stock for use in the implementation of a shareholder rights plan (poison pill).

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. This transferred cash could, absent the greenmail payments, be put to use for reinvestment in the company, payment of dividends, or to fund a public share repurchase program.

•	BIAM generally will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make a greenmail payment.

F.	CAPITAL STRUCTURE

Adjustments to Par Value of Common Stock

Stock that has a fixed per share value printed on its certificate is called par value stock. The purpose of par value stock is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent. Many times proposals to reduce par value stem from state law requirements or banking regulations.

•	BIAM generally will vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

State statutes and stock exchanges require shareholder approval for increases in the number of common shares a board is authorized to issue. Companies increase their supply of common stock for a variety of ordinary business purposes: raising new capital, funding stock compensation programs, business acquisitions, and implementation of stock splits or payment of stock dividends.

•	BIAM generally will vote FOR increases in common stock authorized provided such action is determined to be in the shareholders’ best interests.

•	BIAM will review on a CASE-BY-CASE basis proposals to approve a reduction in the number of shares of common stock authorized for issue or an elimination of an authorized class of common stock.

Preferred Stock

•	BIAM will review on a CASE-BY-CASE basis proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns.

•	BIAM will review on a CASE-BY-CASE basis proposals to eliminate a currently authorized class of preferred stock.

Preemptive Rights

Preemptive rights to permit shareholders to share proportionately in any new issues of stock of the same class. These rights guarantee existing shareholders the first opportunity to purchase shares of new issues of stock in the class they own, in an amount equal to the percentage of the class they already own. These rights provide shareholders with some protection from involuntary dilution of their ownership interest.

•	BIAM generally will vote FOR proposals that reduce preemptive rights of shareholders.

Share Repurchase Programs

•	BIAM generally will vote FOR management proposals to institute open-market share repurchase programs (Stock Repurchase Program).

Stock Distributions: Splits and Dividends

•	BIAM generally will vote FOR management proposals to increase the common share authorization for a stock split or share dividend.

•	BIAM generally will vote FOR recommended stock splits.

G.	MERGERS AND CORPORATE RESTRUCTURING

•	BIAM will generally review on a CASE-BY-CASE basis proposals for mergers and acquisitions.

Going Private Transactions (LBOs and Minority Squeezeouts)

•	BIAM will review on a CASE-BY-CASE basis proposals to take a company private, taking into account factors including, but not limited to, offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Spin-Offs

•	BIAM will review on a CASE-BY-CASE basis proposed spin-offs, taking into consideration factors including, but not limited to, tax and regulatory advantages, planned use of the sale proceeds, valuation of the spin-off, fairness opinion, benefits to the parent company, conflicts of interest, managerial incentives, corporate governance changes and changes in the capital structure.

H.	EXECUTIVE AND DIRECTOR COMPENSATION

•	BIAM will evaluate on a CASE-BY-CASE basis all proposed executive and director compensation plans.

Golden and Tin Parachutes

Golden and tin parachutes are designed to protect employees of a corporation in the event of a change in control. Golden parachutes are payments to senior level management that are triggered during a change in control. The calculation is usually based on some multiple of an employee’s annual or monthly compensation. Some companies are extending the coverage to all employees via tin parachutes.

•	BIAM generally will vote FOR proposals that the company eliminate or restrict existing severance agreements, change-in-control provisions, or golden parachutes.

Director Compensation

BIAM believes that director compensation should be appropriate for the time and effort that directors spend executing their duties.

•	BIAM evaluates all director compensation proposals on a CASE-BY-CASE basis.

Stock Option Expensing

•	BIAM generally will vote FOR proposals that the company to expense stock options unless management has already publicly committed to start expensing by a specific date.

I.	MISCELLANEOUS

Amending Minor ByLaws

•	BIAM generally will vote FOR management proposals for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Changing Corporate Name

•	BIAM generally will vote WITH MANAGEMENT with regard to changing the corporate name.

Changing Date, Time or Location of Annual Meeting

•	BIAM generally will vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. BIAM requires at least ten days notice of any such change in order to allow for custodian deadlines.

Cumulative Voting

Cumulative voting is a method of voting that permits shareholders to combine their total votes and cast different numbers of votes for different candidates.

•	BIAM will generally vote AGAINST proposals to adopt cumulative voting practices.

June 2004

THE COMMERCE FUNDS

FORM N-1A

PART C. OTHER INFORMATION

Item 23.	EXHIBITS

(a)	Trust Instrument dated February 7, 1994.[1]

(b)	Amended and Restated Bylaws of Registrant.[11]

(c)	Not applicable.

(d) (1)	Advisory Agreement among Registrant, Commerce Bank, N.A. (St. Louis) and Commerce Bank, N.A. (Kansas City).[1]

(2)	Addendum No. 1 to Advisory Agreement among Registrant, Commerce Bank, N.A. (St. Louis) and Commerce Bank, N.A. (Kansas City) with respect to the Value Fund.[3]

(3)	Addendum No. 2 to Advisory Agreement between Registrant and Commerce Bank, N.A. with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

(4)	Assignment and Assumption Agreement dated May 1, 2001 among Registrant, Commerce Bank, N.A. and Commerce Investment Advisors, Inc.[9]

(5)	Addendum No. 3 to Advisory Agreement between Registrant and Commerce Investment Advisors, Inc. with respect to the Asset Allocation Fund.[11]

(6)	Amended and Restated Waiver and Reimbursement Agreement between Commerce Investment Advisors, Inc. and The Commerce Funds.[13]

(7)	Sub-Advisory Agreement dated May 1, 2002 between Commerce Bank, N.A. and Bank of Ireland.[11]

(e)	Distribution Agreement between Registrant and Goldman, Sachs & Co.[1]

(1)	Addendum No. 1 to Distribution Agreement between Registrant and Goldman, Sachs & Co. with respect to the Value Fund.[3]

C-1

(2)	Addendum No. 2 to Distribution Agreement between Registrant and Goldman, Sachs & Co. with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

(3)	Addendum No. 3 to Distribution Agreement between Registrant and Goldman, Sachs & Co. with respect to the Asset Allocation Fund.[11]

(f)	Amended and Restated Deferred Compensation Plan and Forms of Agreement.[13]

(g) (1)	Custodian Agreement between Registrant and State Street Bank and Trust Company.[1]

(2)	Letter Agreement to Custodian Agreement between Registrant and State Street and Trust Company with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

(3)	Letter Agreement to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Missouri Tax-Free Intermediate Bond Fund and National Tax-Free Intermediate Bond Fund.[7]

(4)	Amendment dated June 28, 2001 to Custodian Contract dated December 1, 1994 between Registrant and State Street Bank and Trust Company.[9]

(5)	Letter Agreement to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Asset Allocation Fund.[11]

(h) (1)	Administration Agreement between Registrant and Goldman Sachs Asset Management.[1]

(2)	Addendum No. 1 to Administration Agreement between Registrant and Goldman Sachs Asset Management with respect to the Value Fund.[3]

(3)	Addendum No. 2 to Administration Agreement between Registrant and Goldman Sachs Asset Management with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

(4)	Addendum No. 3 to Administrative Agreement between Registrant and Goldman Sachs Asset Management with respect to the Asset Allocation Fund.[11]

(5)	Amended and Restated Waiver and Reimbursement Agreement between Registrant and Goldman, Sachs & Co.[11]

C-2

(6)	Transfer Agency Agreement between Registrant and State Street Bank and Trust Company.[1]

(7)	Letter Agreement to Transfer Agency Agreement between Registrant and State Street Bank and Trust Company with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

(8)	Letter Agreement to Transfer Agency Agreement between Registrant and State Street Bank and Trust Company with respect to the Asset Allocation Fund.[11]

(9)	Letter Agreement to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company with respect to the Value Fund (formerly known as the Growth and Income Fund). [13]

(10)	Amended and Restated Shareholder Administrative Services Plan for Institutional Shares and related Servicing Agreement.[14]

(11)	Amended and Restated Shareholder Administrative Services Plan for Service Shares and related Servicing Agreement.[14]

(i)	Opinion of Counsel.[14]

(j)	(1) Consent of Drinker Biddle & Reath LLP (included in Exhibit (i) above).

(k)	Not Applicable.

(l)	(1) Purchase Agreement between Registrant and Initial Trustee.[1]

(2)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[1]

(3)	Purchase Agreement between Registrant and Commerce Bank, N.A.[1]

(4)	Purchase Agreement between Registrant and Goldman, Sachs & Co.

(5)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[7]

(6)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[6]

C-3

(7)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[11]

(m)	Amended and Restated Distribution Plan for Service Shares.[10]

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.[10]

(o) (1)	Code of Ethics for The Commerce Funds.[14]

(2)	Code of Ethics for Commerce Investment Advisors, Inc.[14]

(3)	Code of Conduct for Bank of Ireland Asset Management (U.S.) Limited.[14]

(4)	Code of Ethics for Goldman Sachs Asset Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International.[13]

1.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 30, 1995.

2.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A filed on December 13, 1996.

3.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-lA filed on September 16, 1997.

4.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-lA filed on March 2, 1998.

5.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-lA filed on December 18, 1998.

6.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on October 18, 2000.

7.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-lA filed on December 15, 2000.

C-4

8.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on February 21, 2001.

9.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-lA filed on February 28, 2002.

10.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed on July 8, 2002.

11.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on December 20, 2002.

12.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on February 26, 2003.

13.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on February 27, 2004.

14.	Filed herewith.

Item 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Registrant is controlled by its Board of Trustees. As of the date of this Registration Statement, no person is controlled by or under common control with the Registrant.

Item 25.	INDEMNIFICATION

Section IV of the Administration Agreement and Section XIII of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. (“Goldman”) provides for indemnification of Goldman in connection with certain claims and liabilities to which Goldman, in its capacity as Registrant’s Administrator and Distributor, may be subject. Copies of the Administration Agreement and Distribution Agreement are incorporated herein by reference as Exhibits 23(e) and (h), respectively.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

C-5

In addition, Section 10.2 of Registrant’s Trust Instrument, a copy of which is incorporated herein by reference as Exhibit 23(a), provides for indemnification of the Trustees and officers as follows:

Section 10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter or willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Section 10.3 of Registrant’s Trust Instrument provides for indemnification of shareholders as follows:

Section 10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

C-6

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of Registrant’s Adviser are contained in Section 3 of the Investment Advisory Agreements with Registrant.

Provisions for indemnification of Registrant’s principal underwriter, Goldman Sachs & Co., is contained in Section XIII of its Distribution Agreement with Registrant.

Provisions for indemnification of Registrant’s Transfer Agent are contained in Article 6 of its Transfer Agency Agreement with Registrant.

Provisions for indemnification of Registrant’s Administrator are contained in Section IV of its Administration Agreement with Registrant.

Item 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a) Commerce Investment Advisors, Inc., the Registrant’s investment adviser, provides a comprehensive range of financial services.

(b) Set forth below is a list of all of the directors and senior executive officers of Commerce Investment Advisors, Inc. and, with respect to each such person, the name and business address of the company or companies (if any) with which such person has been connected at any time since November 1, 2002, as well as the capacity in which such person was connected.

Name and Position with Commerce Investment Advisors, Inc.	Name and Principal Business Address of Other Company	Connection with Other Company
Mr. Vernon R. Stranghoener Director	Commerce Bank, N.A. 8000 Forsyth Clayton, MO 63105 (October 1999 to present)	President of The Commerce Trust Company, a division of Commerce Bank, N.A.

C-7

Name and Position with Commerce Investment Advisors, Inc.	Name and Principal Business Address of Other Company	Connection with Other Company
Mr. Landers J. Carnal Executive Vice President, Chief Investment Officer & Director	Commerce Bank, N.A. 8000 Forsyth Clayton, MO 63105 (June 2000 to present) Bank of America Capital Management, Inc. St. Louis, MO (February 2000 to May 2000)	Executive Vice President Senior Vice President

	Boatman’s Capital Management, Inc. St. Louis, MO (April 1997 to January 2000)	Director, President and Chief Investment Officer

Mr. Larry Franklin, Sr. President & Director	Commerce Bank, N.A. 922 Walnut Street Kansas City, MO (1993 to present)	Senior Vice President

Mr. William R. Schuetter Vice President and Chief Operating Officer	Commerce Bank, N.A. 922 Walnut Street Kansas City, MO 64106 (1998 to present)	Vice President

Mr. Joseph Reece Vice President, Chief Compliance Officer and Secretary	Commerce Bank, N.A. 922 Walnut Street Kansas City, MO 64106 (September 1999 to present)	Vice President

(a) Bank of Ireland Asset Management (U.S.) Limited, the Registrant’s investment sub-adviser, provides a comprehensive range of financial services.

C-8

(b) Set forth below is a list of all of the directors and senior executive officers of Bank of Ireland Asset Management (U.S.) Limited and, with respect to each such person, the name and business address of the company or companies (if any) with which such person has been connected at any time since November 1, 2002, as well as the capacity in which such person was connected.

Name and Position with BIAM (U.S.) Limited	Name and Principal Business Address of Other Company	Connection with Other Company
Denis Curran – Director & President –International (1994-Present)

Bank of Ireland Asset

Management Ltd

40 Mespil Road

Dublin 4, Ireland

New Ireland Fund

c/o PFPC Inc.

99 High Street

27th Floor

Boston, MA 02110

Iridian Asset Management

LLC

276 Post Road West

Westport, CT 06880

Director & President- International (1999- Present) Director & President (2000- Present) Director (2002-Present)

C-9

Michael C. Reilly – Director & Chief Investment Officer (1987-Present)	Bank of Ireland Asset Management Ltd. 40 Mespil Road Dublin 4, Ireland	Director & Head of Asset Management (1989-Present)

Rosemary Mahon – Director & Senior Vice President, Business Management (1999-Present)	Iridian Asset Management LLC 276 Post Road West Westport, CT 06880	Director (2002-Present)

Stephen Holland – Director & Senior Vice President Sales (2001-Present)	Iridian Asset Management LLC 276 Post Road West Westport, CT 06880	Director (2002-Present)

Lelia Long – Director & Senior Vice President, Client Services (2001-Present)	Iridian Asset Management LLC 276 Post Road West Westport, CT 06880	Director (2002-Present)

	New Ireland Fund c/o PFPC Inc. 99 High Street 27th Floor Boston, MA 02110	Treasurer (2002-Present)

Michael McCarthy – Director & Portfolio Specialist (2001-Present)	Bank of Ireland Asset Management Ltd. 40 Mespil Road Dublin 4, Ireland	Portfolio Specialist (2000-Present)

Sean O’Dwyer – Company Secretary (2000-Present) Finance & Compliance Officer (1993-Present)	Bank of Ireland Asset Management Ltd. 40 Mespil Road Dublin 4, Ireland	Director Finance/Compliance (1994-Present)

	Iridian Asset Management LLC 276 Post Road West Westport, CT 06880	Director (2002 – Present)

C-10

Item 27.	PRINCIPAL UNDERWRITERS

(a) Goldman, Sachs & Co., or an affiliate or a division thereof currently serves as distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b) Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.

GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal Business Address	Position with Goldman, Sachs & Co.
Lloyd C. Blankfein (1)	Managing Director
Alan M. Cohen (5)	Global Head of Compliance
Gary D. Cohn (5)	Managing Director
Christopher A. Cole (1)	Managing Director
Mario Draghi (3)	Managing Director
J. Michael Evans (5)	Managing Director
Edward C. Forst (1)	Managing Director
Richard A. Friedman (1)	Managing Director
Richard J. Gnodde (8)	Managing Director
Suzanne M. Nora Johnson (5)	Managing Director
Robert S. Kaplan (1)	Managing Director
Scott B. Kapnick (1)	Managing Director
Kevin W. Kennedy (1)	Managing Director
Peter S. Kraus (5)	Managing Director
Masanori Mochida (6)	Managing Director
Thomas K. Montag (6)	Managing Director
Gregory K. Palm (5)	General Counsel and Managing Director
Henry M. Paulson, Jr. (1)	Chairman and Chief Executive Officer
John F.W. Rogers (1)	Managing Director
Eric S. Schwartz (5)	Managing Director
Michael S. Sherwood (7)	Managing Director
David M. Solomon (5)	Managing Director
Esta E. Stecher (5)	General Counsel and Managing Director
David A. Viniar (1)	Managing Director
John S. Weinberg (1)	Managing Director
Peter A. Weinberg (3)	Managing Director
Jon Winkelried (1)	Managing Director

(1)	85 Broad Street, New York, NY 10004

C-11

(2)	32 Old Slip, New York, NY 10005

(3)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(4)	10 Hanover Square, New York, NY 10005

(5)	One New York Plaza, New York, NY 10004

(6)	10-1 Roppongi 6-chome, Minato-Ku, Tokyo 106-6147, Japan

(7)	River Court, 120 Fleet Street, London EC4A 2QQ, England

(8)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China

(c) Not Applicable.

Item 28.	LOCATION OF ACCOUNTS AND RECORDS

(1)	Commerce Investment Advisors, Inc., 8000 Forsyth Boulevard, St. Louis, Missouri, and 922 Walnut Street, Kansas City, Missouri (records relating to their functions as investment adviser to each of Registrant’s investment portfolios).

(2)	Bank of Ireland Asset Management (U.S.) Limited, 75 Holly Hill Lane, Greenwich, CT 06830 (records relating to its function as sub-investment adviser to Registrant’s International Equity Fund).

(3)	Goldman, Sachs & Co., 32 Old Slip, New York, New York (records relating to its function as administrator and distributor to each of Registrant’s investment portfolios).

(4)	State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts (records relating to its function as custodian and transfer agent to each of Registrant’s investment portfolios).

(5)	Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant’s Trust Instrument, By-Laws and minute books).

Item 29.	MANAGEMENT SERVICES

Not Applicable.

Item 30.	UNDERTAKINGS

Not Applicable.

C-12

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, State of Missouri, on the 23rd day of December, 2004.

THE COMMERCE FUNDS Registrant

/s/ Larry Franklin
Larry Franklin Chief Executive Officer

Pursuant, to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Peter W. Fortner Peter W. Fortner	Treasurer (Principal Accounting Officer and Principal Financial Officer)	December 23, 2004

* David L. Bodde David L. Bodde	Trustee	December 23, 2004

* Martin E. Galt, III Martin E. Galt, III	Trustee	December 23, 2004

* John Eric Helsing John Eric Helsing	Trustee, Chairman	December 23, 2004

* Charles W. Peffer Charles W. Peffer	Trustee	December 23, 2004

* Warren W. Weaver Warren W. Weaver	Trustee, President	December 23, 2004

*By:	/s/ Diana E. McCarthy
Diana E. McCarthy Attorney-in-Fact

C-13

THE COMMERCE FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Warren W. Weaver, hereby constitutes and appoints W. Bruce McConnel and Diana E. McCarthy his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: January 15, 2004

/s/ Warren W. Weaver
Warren W. Weaver

THE COMMERCE FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, John Eric Helsing, hereby constitutes and appoints Warren W. Weaver, W. Bruce McConnel and Diana E. McCarthy his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: January 15, 2004

/s/ John Eric Helsing
John Eric Helsing

THE COMMERCE FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, David L. Bodde, hereby constitutes and appoints Warren W. Weaver, W. Bruce McConnel and Diana E. McCarthy his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: January 16, 2004

/s/ David L. Bodde
David L. Bodde

THE COMMERCE FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Charles W. Peffer, hereby constitutes and appoints Warren W. Weaver, W. Bruce McConnel and Diana E. McCarthy his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: January 15, 2004

/s/ Charles W. Peffer
Charles W. Peffer

THE COMMERCE FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Martin E. Galt, III, hereby constitutes and appoints Warren W. Weaver, W. Bruce McConnel and Diana E. McCarthy his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: February 12, 2004

/s/ Martin E. Galt, III
Martin E. Galt, III

THE COMMERCE FUNDS

EXHIBIT INDEX

Exhibits
23	(h)(10)	Amended and Restated Shareholder Administrative Services Plan for Institutional Shares and related Servicing Agreement.

23	(h)(11)	Amended and Restated Shareholder Administrative Services Plan for Service Shares and related Servicing Agreement.

23	(i)	Opinion of Drinker Biddle & Reath LLP.

23	(o)(1)	Code of Ethics for The Commerce Funds.

23	(o)(2)	Code of Ethics for Commerce Investment Advisors, Inc.

23	(o)(3)	Code of Ethics of Bank of Ireland Asset Management (U.S.) Limited.